Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.79%
Aerospace & Defense — 1.47%
2,343 General Dynamics Corp. $ 788,794
Automobiles — 1.61%
10,643 General Motors Co. 865,489
Banks — 8.67%
6,515 Citigroup, Inc. 760,235
6,945 JPMorgan Chase & Co. 2,237,818
13,601 U.S. Bancorp 725,749
9,913 Wells Fargo & Co. 923,892
4,647,694
Biotechnology — 3.62%
1,928 Amgen, Inc. 631,054
3,836 Gilead Sciences, Inc. 470,831
1,091 Regeneron Pharmaceuticals, Inc. 842,109
1,943,994
Broadline Retail — 0.91%
336 Dillard's, Inc., Class A 203,730
12,808 Macy's, Inc. 282,417
486,147
Building Products — 1.60%
7,173 Johnson Controls International PLC 858,967
Capital Markets — 9.10%
7,413 Bank of New York Mellon Corp. (The) 860,575
8,668 Charles Schwab Corp. (The) 866,020
9,243 Franklin Resources, Inc. 220,815
1,323 Goldman Sachs Group, Inc. (The) 1,162,917
6,146 Morgan Stanley 1,091,099
1,608 Northern Trust Corp. 219,637
2,048 State Street Corp. 264,212
5,809 Virtu Financial, Inc., Class A 193,556
4,878,831
Chemicals — 0.34%
2,369 CF Industries Holdings, Inc. 183,218
Communications Equipment — 2.36%
16,408 Cisco Systems, Inc. 1,263,908
Construction & Engineering — 0.42%
556 Valmont Industries, Inc. 223,690
Consumer Finance — 2.28%
3,779 Capital One Financial Corp. 915,878
3,676 Synchrony Financial 306,689
1,222,567
Consumer Staples Distribution & Retail — 1.24%
1,812 Dollar General Corp. 240,579
1,685 Dollar Tree, Inc.
(a)
207,272

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Consumer Staples Distribution & Retail — (continued)
2,866 US Foods Holding Corp.
(a)
$ 215,867
663,718
Containers & Packaging — 0.42%
2,175 Crown Holdings, Inc. 223,960
Diversified Telecommunication Services — 2.52%
39,592 AT&T, Inc. 983,465
9,068 Verizon Communications, Inc. 369,340
1,352,805
Electric Utilities — 1.65%
6,587 American Electric Power Co., Inc. 759,548
1,069 Duke Energy Corp. 125,297
884,845
Electrical Equipment — 0.42%
6,785 Sensata Technologies Holding PLC 225,873
Energy Equipment & Services — 0.64%
7,685 TechnipFMC PLC 342,444
Entertainment — 1.98%
9,349 Walt Disney Co. (The) 1,063,636
Financial Services — 0.50%
9,262 MGIC Investment Corp. 270,636
Food Products — 0.77%
4,089 Lamb Weston Holdings, Inc. 171,288
10,859 Smithfield Foods Inc. 242,482
413,770
Health Care Providers & Services — 6.46%
1,928 Cencora, Inc. 651,182
10,587 CVS Health Corp. 840,184
1,759 HCA Healthcare, Inc. 821,207
862 McKesson Corp. 707,090
1,028 Tenet Healthcare Corp.
(a)
204,284
1,081 Universal Health Services, Inc., Class B 235,680
3,459,627
Health Care REITs — 0.38%
4,590 Omega Healthcare Investors, Inc. 203,521
Hotels, Restaurants & Leisure — 1.23%
32 Booking Holdings, Inc. 171,371
880 Expedia, Inc. 249,312
3,390 Travel + Leisure Co.
(a)
239,097
659,780
Household Products — 0.65%
1,292 Kimberly-Clark Corp. 130,350
9,620 Reynolds Consumer Products, Inc. 220,490
350,840

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Independent Power/Renewable Electricity Producers — 0.55%
1,812 Vistra Energy Corp. $ 292,330
Insurance — 4.57%
3,484 Allstate Corp. 725,195
2,257 Chubb Ltd. 704,455
5,191 Lincoln National Corp. 231,155
2,732 Travelers Cos., Inc. (The) 792,444
2,453,249
Interactive Media & Services — 2.54%
232 Alphabet, Inc., Class A 72,616
3,481 Alphabet, Inc., Class C 1,092,337
5,959 Match Group, Inc. 192,416
1,357,369
IT Services — 2.28%
4,132 International Business Machines Corp. 1,223,940
Machinery — 4.80%
402 Caterpillar, Inc. 230,294
1,641 Cummins, Inc. 837,647
3,475 Flowserve Corporation 241,096
2,501 Mueller Industries, Inc. 287,115
1,642 Oshkosh Corp. 206,284
879 Parker-Hannifin Corp. 772,606
2,575,042
Media — 1.52%
3,878 Fox Corporation, Class A 283,365
4,556 Fox Corporation, Class B 295,822
1,166 Nexstar Media Group, Inc. 236,756
815,943
Metals & Mining — 3.70%
3,966 Anglogold Ashanti PLC 338,220
9,123 Newmont Goldcorp Corp. 910,932
5,117 Southern Copper Corp. 734,136
1,983,288
Mortgage Real Estate Investment Trusts (REITs) — 0.31%
15,388 Rithm Capital Corp.
(a)
167,729
Multi-Utilities — 1.43%
8,697 Sempra Energy 767,858
Oil & Gas Producers — 0.37%
4,343 HF Sinclair Corporation 200,125
Oil, Gas & Consumable Fuels — 5.38%
7,564 Exxon Mobil Corp. 910,252
3,911 Marathon Petroleum Corp. 636,046
5,201 Phillips 66 671,137
4,100 Valero Energy Corp. 667,439
2,884,874

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Passenger Airlines — 1.25%
18,263 American Airlines Group, Inc.
(a)
$ 279,972
1,430 Delta Air Lines, Inc. 99,242
2,589 United Continental Holdings, Inc.
(a)
289,502
668,716
Pharmaceuticals — 3.75%
11,716 Bristol-Myers Squibb Co. 631,961
1,441 Jazz Pharmaceuticals PLC
(a)
244,970
4,238 Johnson & Johnson 877,054
20,657 Viatris, Inc. 257,180
2,011,165
Retail REITs — 2.61%
11,710 Realty Income Corp. 660,093
3,983 Simon Property Group, Inc. 737,293
1,397,386
Semiconductors & Semiconductor Equipment — 5.62%
4,471 Lam Research Corp. 765,346
4,831 Micron Technology, Inc. 1,378,815
5,117 QUALCOMM, Inc. 875,263
3,019,424
Software — 0.49%
8,559 Teradata Corporation
(a)
260,536
Specialized REITs — 0.75%
3,624 EPR Properties 180,838
7,479 Millrose Properties, Inc. 223,397
404,235
Specialty Retail — 2.04%
2,998 Best Buy Co., Inc. 200,656
9,132 Gap, Inc. (The) 233,779
2,140 Ross Stores, Inc. 385,499
451 Ulta Beauty, Inc.
(a)
272,860
1,092,794
Technology Hardware, Storage & Peripherals — 1.51%
5,305 Dell Technologies, Inc., Class C 667,794
816 Western Digital Corp.
(a)
140,572
808,366
Technology Services — 0.44%
8,094 Amentum Holdings, Inc.
(a)
234,726
Textiles, Apparel & Luxury Goods — 0.12%
763 Crocs, Inc.
(a)
65,252
Tobacco — 1.52%
14,147 Altria Group, Inc. 815,716
Total Common Stocks
(Cost $42,895,218) 52,978,817

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 2.23%
1,197,014 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.67%
(b)
$ 1,197,014
Total Money Market Funds
(Cost $1,197,014) 1,197,014
Total Investments— 101.02%
(Cost $44,092,232) 54,175,831
Liabilities in Excess of Other Assets  — (1.02)% (544,772)
NET ASSETS — 100.00% $ 53,631,059
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments
December 31, 2025 (Unaudited)
dl
Shares Fair Value
COMMON STOCKS — 99.15%
Automobile Components — 1.13%
28,190 Dana, Inc. $ 669,794
4,320 LCI Industries 524,189
1,193,983
Automotive — 2.40%
70,290 American Axle & Manufacturing Holdings, Inc.
(a)
450,559
4,230 Aptiv Holdings Ltd.
(a)
321,861
7,220 BorgWarner, Inc. 325,333
3,080 Lear Corp. 352,968
9,220 Phinia, Inc. 578,002
5,360 Visteon Corp. 509,736
2,538,459
Banking — 4.23%
58,620 Capitol Federal Financial, Inc. 399,202
14,480 CNB Financial Corp. 378,942
8,520 Enterprise Financial Services Corp. 460,080
9,630 First Mid-Illinois Bancshares, Inc. 375,570
5,500 Great Southern Bancorp, Inc. 338,580
9,160 HomeTrust Bancshares, Inc.
(a)
393,330
4,730 Metropolitan Bank Holding Corp. 361,183
9,990 Orrstown Financial Services, Inc. 353,846
25,360 Provident Financial Services, Inc. 500,860
22,210 Shore Bancshares, Inc. 392,673
8,920 Third Coast Bancshares Inc.
(a)
339,049
14,330 Valley National Bancorp 167,374
4,460,689
Banks — 10.77%
6,350 1st Source Corp. 396,812
3,090 Associated Banc-Corp. 79,598
9,524 Axos Financial, Inc.
(a)
820,588
12,030 Bank of NT Butterfield & Son Ltd. (The) 599,335
16,071 BankUnited, Inc. 716,284
5,700 Burke & Herbert Financial Services Corp. 355,167
13,780 Business First Bancshares, Inc. 360,209
13,640 Byline Bancorp, Inc. 397,606
17,930 California BanCorp 334,753
11,594 Cathay General Bancorp 561,034
14,690 Civista Bancshares, Inc. 326,412
7,260 Community Trust Bancorp, Inc. 410,190
7,520 Customers Bancorp, Inc.
(a)
549,862
6,052 First Financial Corp. 365,662
11,640 Hancock Whitney Corp. 741,235
14,560 Hanmi Financial Corp. 393,557
5,780 Home Bancorp, Inc. 334,084
7,999 Mercantile Bank Corp. 384,752
12,400 Northrim BanCorp, Inc. 329,964

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Banks — (continued)
21,820 Old Second Bancorp, Inc. $ 425,490
2,460 Popular, Inc. 306,319
4,432 Preferred Bank 418,514
9,123 South Plains Financial, Inc. 353,972
12,150 Trustmark Corp. 473,243
15,780 Univest Financial Corp. 516,637
6,760 Zions Bancorp. 395,730
11,347,009
Biotech & Pharma — 1.50%
33,320 Amneal Pharmaceuticals, Inc.
(a)
419,832
21,300 Innoviva, Inc.
(a)
425,787
4,030 PTC Therapeutics, Inc.
(a)
306,119
23,030 Theravance Biopharma Inc.
(a)
430,891
1,582,629
Biotechnology — 0.77%
5,020 Alkermes plc
(a)
140,460
3,380 Aurinia Pharmaceuticals, Inc.
(a)
53,911
2,270 Catalyst Pharmaceuticals, Inc.
(a)
52,982
2,680 Exelixis, Inc.
(a)
117,464
550 Incyte Corp.
(a)
54,324
5,340 Keros Therapeutics, Inc.
(a)
108,722
12,000 Kura Oncology, Inc.
(a)
124,680
6,790 Monte Rosa Therapeutics, Inc.
(a)
106,467
1,290 Rigel Pharmaceuticals, Inc.
(a)
55,251
814,261
Broadline Retail — 0.38%
18,020 Macy's, Inc. 397,341
Chemicals — 1.56%
3,380 Cabot Corp. 224,026
4,120 CF Industries Holdings, Inc. 318,641
49,300 Ecovyst, Inc.
(a)
479,689
5,410 Ingevity Corp.
(a)
320,164
10,730 Intrepid Potash, Inc.
(a)
297,543
1,640,063
Commercial Services & Supplies — 1.45%
5,080 Cimpress plc
(a)
338,277
28,338 Interface, Inc. 791,197
38,110 Pitney Bowes Inc. 402,823
1,532,297
Commercial Support Services — 0.42%
22,910 Healthcare Services Group, Inc.
(a)
438,039
Construction & Engineering — 2.21%
4,240 Granite Construction, Inc. 489,084
28,790 Great Lakes Dredge & Dock Corp.
(a)
377,725
5,790 NWPX Infrastructure, Inc.
(a)
361,817

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Construction & Engineering — (continued)
16,380 Tutor Perini Corp.
(a)
$ 1,097,788
2,326,414
Consumer Finance — 1.44%
11,428 Bread Financial Holdings, Inc. 846,014
7,999 Synchrony Financial 667,357
1,513,371
Consumer Staples Distribution & Retail — 0.84%
7,470 Andersons, Inc. (The) 397,180
14,570 United Natural Foods, Inc.
(a)
490,573
887,753
Containers & Packaging — 1.03%
87,870 Ardagh Metal Packaging SA 360,267
3,140 Crown Holdings, Inc. 323,326
21,210 Myers Industries, Inc. 397,051
1,080,644
Diversified Consumer Services — 1.26%
630 Graham Holdings Co., Class B 692,118
21,660 Perdoceo Education Corp. 635,288
1,327,406
Diversified Telecommunication Services — 0.82%
48,730 Liberty Latin America Ltd., Class C
(a)
363,526
64,550 Lumen Technologies, Inc.
(a)
501,553
865,079
Electric Utilities — 3.38%
23,570 AES Corp. 337,994
11,070 Black Hills Corp. 768,479
5,740 Edison International 344,515
4,400 Evergy, Inc. 318,956
4,650 Eversource Energy 313,085
8,059 Otter Tail Corp. 651,248
720 Pinnacle West Capital Corp. 63,864
15,747 Portland General Electric Co. 755,699
3,553,840
Electrical Equipment — 0.75%
2,200 EnerSys 322,850
16,820 Kimball Electronics, Inc.
(a)
467,932
790,782
Electronic Equipment, Instruments & Components — 0.97%
4,450 Sanmina Corporation
(a)
667,811
9,030 ScanSource, Inc.
(a)
352,712
1,020,523
Energy Equipment & Services — 1.63%
1,770 Halliburton Co. 50,020
41,560 ProPetro Holding Corp.
(a)
395,236
8,370 TechnipFMC PLC 372,967
11,400 Valaris Ltd
(a)
574,560

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Energy Equipment & Services — (continued)
4,190 Weatherford International plc
(a)
$ 327,909
1,720,692
Engineering & Construction — 0.59%
5,020 Primoris Services Corp. 623,183
Equity Real Estate Investment Trusts (REITs) — 1.37%
20,680 Alpine Income Property Trust, Inc. 345,770
20,920 American Assets Trust, Inc. 396,016
23,446 Essential Properties Realty Trust, Inc. 695,408
1,437,194
Financial Services — 3.87%
12,440 Banco Latinoamericano de Comercio Exterior SA,
Class E 554,824
11,774 Enact Holdings, Inc. 466,721
12,400 Jackson Financial Corp. 1,322,460
12,857 MGIC Investment Corp. 375,682
34,350 Pagseguro Digital Ltd., Class A 331,134
18,898 Radian Group, Inc. 680,139
16,910 Velocity Financial, Inc.
(a)
351,052
4,082,012
Food — 0.31%
24,960 Herbalife Ltd.
(a)
321,734
Food Products — 0.37%
10,840 Fresh Del Monte Produce, Inc. 386,229
Gas Utilities — 1.31%
5,055 National Fuel Gas Co. 404,703
8,520 ONE Gas, Inc. 658,170
8,430 UGI Corp. 315,535
1,378,408
Health Care Equipment & Supplies — 0.43%
30,650 Avanos Medical, Inc.
(a)
344,200
7,170 Inmode Ltd.
(a)
105,327
449,527
Health Care Facilities & Services — 1.05%
35,760 Pediatrix Medical Group, Inc.
(a)
764,906
13,410 Progyny, Inc.
(a)
344,369
1,109,275
Health Care Providers & Services — 3.12%
40,140 AdaptHealth Corp.
(a)
399,794
2,448 DaVita, Inc.
(a)
278,117
4,430 Encompass Health Corp. 470,200
36,710 Enhabit, Inc.
(a)
338,466
1,930 Nutex Health, Inc.
(a)
317,717
9,410 PACS Group, Inc.
(a)
361,250
3,023 Tenet Healthcare Corp.
(a)
600,731

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Health Care Providers & Services — (continued)
2,347 Universal Health Services, Inc., Class B $ 511,693
3,277,968
Health Care REITs — 0.37%
80,710 Diversified Healthcare Trust 391,444
Health Care Technology — 0.06%
9,590 Teladoc Health, Inc.
(a)
67,130
Hotel & Resort REITs — 1.59%
43,940 Apple Hospitality REIT, Inc. 520,690
49,646 DiamondRock Hospitality Co. 444,828
18,030 Host Hotels & Resorts, Inc. 319,672
28,290 Xenia Hotels & Resorts, Inc. 400,021
1,685,211
Hotels, Restaurants & Leisure — 0.82%
10,760 Accel Entertainment Inc
(a)
122,772
10,280 Dine Brands Global, Inc. 330,399
5,810 Travel + Leisure Co. 409,779
862,950
Household Products — 0.33%
11,980 Central Garden & Pet Co., Class A
(a)
349,696
Independent Power/Renewable Electricity Producers — 0.31%
9,940 Clearway Energy, Inc., Class C 330,604
Industrial Intermediate Prod — 0.58%
2,990 AZZ, Inc. 320,468
15,480 Mayville Engineering Co., Inc.
(a)
289,786
610,254
Industrial REITs — 0.82%
8,010 Innovative Industrial Properties, Inc. 379,354
9,760 LXP Industrial Trust 483,900
863,254
Industrial Support Services — 0.29%
20,070 Titan Machinery, Inc.
(a)
301,853
Insurance — 5.20%
3,500 Assured Guaranty Ltd. 314,545
5,295 Axis Capital Holdings Ltd. 567,042
16,630 CNO Financial Group, Inc. 706,276
16,210 Donegal Group Inc., Class A 323,876
25,670 Heritage Insurance Holdings, Inc.
(a)
751,104
19,180 Kingstone Companies, Inc. 322,799
7,680 Lincoln National Corp. 341,990
2,610 NMI Holdings, Inc., Class A
(a)
106,462
1,580 Reinsurance Group of America, Inc. 321,467
1,170 RenaissanceRe Holdings, Ltd. 328,957
21,450 SiriusPoint Ltd.
(a)
469,541
12,520 United Fire Group, Inc. 455,102

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Insurance — (continued)
14,080 Universal Insurance Holdings, Inc. $ 475,904
5,485,065
Internet Media & Services — 1.12%
11,840 EverQuote, Inc.
(a)
319,680
22,700 Lyft, Inc., Class A
(a)
439,699
21,390 Upwork, Inc.
(a)
423,950
1,183,329
Leisure Products — 0.53%
8,780 Polaris, Inc. 555,335
Machinery — 2.34%
2,920 AGCO Corp. 304,614
6,260 Blue Bird Corporation
(a)
294,220
17,390 Kennametal, Inc. 494,050
26,080 Luxfer Holdings plc 352,862
6,287 Mueller Industries, Inc. 721,748
2,430 Oshkosh Corp. 305,281
2,472,775
Marine Transportation — 0.37%
24,760 Costamare, Inc. 390,960
Media — 1.08%
6,050 Fox Corporation, Class A 442,073
6,430 Fox Corporation, Class B 417,500
1,370 Nexstar Media Group, Inc. 278,179
1,137,752
Metals & Mining — 1.65%
6,690 Alcoa Corporation 355,507
16,980 Compass Minerals International, Inc. 333,487
3,440 Kaiser Aluminum Corp. 395,118
30,140 SSR Mining, Inc. 660,669
1,744,781
Mortgage Real Estate Investment Trusts (REITs) — 0.30%
28,784 Rithm Capital Corp.
(a)
313,746
Multi-Utilities — 0.51%
14,030 Avista Corp. 540,716
Office REITs — 0.59%
11,298 Cousins Properties, Inc. 291,262
8,708 Kilroy Realty Corp. 325,418
616,680
Oil & Gas Producers — 0.66%
6,880 HF Sinclair Corporation 317,030
26,160 SandRidge Energy, Inc. 377,489
694,519
Oil & Gas Services & Equipment — 1.35%
20,640 Innovex International, Inc.
(a)
451,397

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Oil & Gas Services & Equipment — (continued)
65,370 RPC, Inc. $ 355,613
148,040 Transocean Ltd. 611,405
1,418,415
Oil, Gas & Consumable Fuels — 2.71%
12,824 APA Corp. 313,675
35,830 DHT Holdings, Inc.
(a)
437,484
28,080 Diversified Energy Co PLC
(a)
406,598
11,350 Par Pacific Holdings, Inc.
(a)
398,839
8,810 Scorpio Tankers, Inc. 447,813
39,620 Talos Energy, Inc.
(a)
436,612
7,780 Teekay Tankers Ltd., Class A 415,608
2,856,629
Passenger Airlines — 1.86%
20,650 American Airlines Group, Inc.
(a)
316,565
2,903 Copa Holdings SA, Class A 350,131
8,864 SkyWest, Inc.
(a)
890,034
3,610 United Continental Holdings, Inc.
(a)
403,670
1,960,400
Pharmaceuticals — 3.09%
14,599 Amphastar Pharmaceuticals, Inc.
(a)
390,961
3,890 ANI Pharmaceuticals, Inc.
(a)
307,077
8,910 Collegium Pharmaceutical, Inc.
(a)
412,533
8,600 Harmony Biosciences Holdings, Inc.
(a)
321,812
2,736 Jazz Pharmaceuticals PLC
(a)
465,120
30,080 Organon & Co. 215,674
15,780 Pacira Pharmaceuticals, Inc./DE
(a)
408,386
10,330 Royalty Pharma PLC, Class A 399,151
27,002 Viatris, Inc. 336,175
3,256,889
Professional Services — 0.42%
11,580 IBEX Holdings Ltd
(a)
442,124
Real Estate Management & Development — 1.23%
15,130 Forestar Group, Inc.
(a)
372,651
4,170 Howard Hughes Holdings, Inc.
(a)
332,641
16,659 RMR Group, Inc. (The), Class A 248,219
21,450 Tejon Ranch Company
(a)
338,267
1,291,778
Real Estate Services — 0.58%
37,660 Cushman & Wakefield Ltd.
(a)
609,715
REIT — 1.22%
7,460 National Retail Properties, Inc. 295,640
21,730 Postal Realty Trust, Inc., Class A 350,721
14,800 Rayonier, Inc. 320,420
9,610 Vornado Realty Trust 319,821
1,286,602

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Retail - Discretionary — 1.02%
26,830 Kohl's Corp. $ 547,601
9,680 Rush Enterprises, Inc., Class A 522,139
1,069,740
Retail REITs — 0.39%
23,260 NetSTREIT Corp. 410,306
Semiconductors — 0.29%
15,410 Penguin Solutions, Inc.
(a)
301,420
Semiconductors & Semiconductor Equipment — 1.73%
13,776 Amkor Technology, Inc. 543,876
2,690 Cirrus Logic, Inc.
(a)
318,765
20,140 Photronics, Inc.
(a)
644,480
5,000 Skyworks Solutions, Inc. 317,050
1,824,171
Software — 2.53%
32,050 Cerence, Inc.
(a)
342,615
12,370 Computer Programs & Systems, Inc.
(a)
273,006
14,500 Consensus Cloud Solutions, Inc.
(a)
316,390
12,270 GigaCloud Technology Inc, Class A
(a)
481,965
14,060 Pagaya Technologies Ltd.
(a)
293,854
10,890 RingCentral, Inc., Class A
(a)
314,503
10,800 Teradata Corporation
(a)
328,752
3,730 Zoom Video Communications, Inc.
(a)
321,862
2,672,947
Specialized REITs — 1.02%
6,275 EPR Properties 313,123
24,090 Safehold, Inc. 329,792
15,550 VICI Properties, Inc. 437,266
1,080,181
Specialty Finance — 0.42%
7,460 Ally Financial, Inc. 337,864
1,610 Essent Group Ltd. 104,666
442,530
Specialty Retail — 2.78%
6,650 Buckle, Inc. 355,243
11,820 Gap, Inc. (The) 302,592
35,610 Sally Beauty Holdings, Inc.
(a)
507,799
12,950 Signet Jewelers Ltd. 1,073,295
9,280 Urban Outfitters, Inc.
(a)
698,413
2,937,342
Steel — 0.96%
14,660 Commercial Metals Co. 1,014,765
Technology Hardware — 1.84%
21,520 Daktronics, Inc.
(a)
425,450
5,950 Flex Ltd.
(a)
359,499
17,130 NetScout Systems, Inc.
(a)
463,538
Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Hardware — (continued)
20,140 ViaSat, Inc.
(a)
$ 694,024
1,942,511
Technology Hardware, Storage & Peripherals — 0.32%
4,950 Diebold Nixdorf, Inc.
(a)
336,056
Technology Services — 0.31%
22,460 DXC Technology Co.
(a)
329,039
Telecommunications — 1.07%
12,480 Globalstar, Inc.
(a)
761,779
6,630 Millicom International Cellular S.A. 367,567
1,129,346
Transportation & Logistics — 0.36%
21,650 Navigator Holdings Ltd. 374,978
Wholesale - Discretionary — 0.77%
34,760 Hudson Technologies, Inc.
(a)
238,106
19,190 KAR Auction Services, Inc.
(a)
571,478
809,584
Total Common Stocks
(Cost $88,030,148) 104,492,326
Shares Fair Value
MONEY MARKET FUNDS — 0.76%
798,268 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.67%
(b)
798,268
Total Money Market Funds
(Cost $798,268) 798,268
Total Investments— 99.91%
(Cost $88,828,416) 105,290,594
Other Assets in Excess of Liabilities — 0.09% 96,303
NET ASSETS — 100.00% $ 105,386,897
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Special Opportunities Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.92%
Asset Management — 3.14%
79,994 Apollo Global Management, Inc. $ 11,579,931
Biotechnology — 2.08%
33,530 Natera, Inc.
(a)
7,681,388
Capital Markets — 5.15%
120,023 Charles Schwab Corp. (The) 11,991,499
13,492 S&P Global, Inc. 7,050,784
19,042,283
Commercial Services & Supplies — 1.25%
117,590 Copart, Inc.
(a)
4,603,649
Communications Equipment — 0.85%
12,370 F5, Inc.
(a)
3,157,566
Construction Materials — 4.68%
138,447 CRH PLC 17,278,186
Entertainment — 1.84%
26,523 Take-Two Interactive Software, Inc.
(a)
6,790,684
Health Care Equipment & Supplies — 4.06%
47,805 Danaher Corp. 10,943,520
61,103 DexCom, Inc.
(a)
4,055,406
14,998,926
Health Care Facilities & Services — 2.79%
31,189 UnitedHealth Group, Inc. 10,295,801
Health Care Providers & Services — 1.01%
7,986 HCA Healthcare, Inc. 3,728,344
Household Durables — 2.56%
91,910 Lennar Corporation, Class A 9,448,348
Insurance — 1.33%
61,466 Brown & Brown, Inc. 4,898,840
Interactive Media & Services — 5.04%
59,402 Alphabet, Inc., Class C 18,640,347
Internet & Direct Marketing Retail — 4.51%
72,202 Amazon.com, Inc.
(a)
16,665,666
IT Services — 5.38%
112,363 Akamai Technologies, Inc.
(a)
9,803,672
18,860 CACI International, Inc., Class A
(a)
10,048,797
19,852,469
Machinery — 4.16%
13,246 Deere & Co. 6,166,940
80,389 Mueller Industries, Inc. 9,228,657
15,395,597

Sterling Capital Special Opportunities Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Oil & Gas Producers — 1.49%
74,940 ONEOK, Inc. $ 5,508,090
Pharmaceuticals — 7.26%
10,791 Eli Lilly & Co. 11,596,872
487,937 Teva Pharmaceutical Industries Ltd. - ADR
(a)
15,228,513
26,825,385
Real Estate Management & Development — 2.12%
48,809 CBRE Group, Inc., Class A
(a)
7,847,999
Semiconductors — 7.18%
55,633 Coherent Corp.
(a)
10,268,183
191,072 Marvell Technology, Inc. 16,237,298
26,505,481
Semiconductors & Semiconductor Equipment — 10.91%
127,264 NVIDIA Corp. 23,734,736
46,410 NXP Semiconductors N.V. 10,073,755
55,539 Universal Display Corporation 6,485,844
40,294,335
Software — 14.75%
17,148 Intuit, Inc. 11,359,178
38,443 Microsoft Corp. 18,591,803
60,860 Oracle Corp. 11,862,223
26,966 Synopsys, Inc.
(a)
12,666,469
54,479,673
Technology Services — 3.52%
37,053 Visa, Inc., Class A 12,994,858
Wireless Telecommunication Services — 1.86%
33,788 T-Mobile US, Inc. 6,860,316
Total Common Stocks
(Cost $204,007,288) 365,374,162
Shares Fair Value
MONEY MARKET FUNDS — 1.12%
4,127,302 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.67%
(b)
4,127,302
Total Money Market Funds
(Cost $4,127,302) 4,127,302
Total Investments— 100.04%
(Cost $208,134,590) 369,501,464
Liabilities in Excess of Other Assets  — (0.04)% (159,526)
NET ASSETS — 100.00% $ 369,341,938
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Special Opportunities Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
ADR American Depositary Receipt

Sterling Capital Equity Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.29%
Beverages — 3.35%
173,952 PepsiCo, Inc. $ 24,965,591
Biotechnology — 3.47%
113,381 AbbVie, Inc. 25,906,425
Capital Markets — 14.31%
63,238 Ameriprise Financial, Inc. 31,008,121
328,132 Charles Schwab Corp. (The) 32,783,669
13,332 Goldman Sachs Group, Inc. (The) 11,718,828
134,554 Nasdaq, Inc. 13,069,230
112,500 Raymond James Financial, Inc. 18,066,375
106,646,223
Chemicals — 4.42%
77,437 New Linde PLC 33,018,362
Commercial Support Services — 4.46%
150,996 Waste Management, Inc. 33,175,331
Communications Equipment — 2.11%
41,112 Motorola Solutions, Inc. 15,759,052
Containers & Packaging — 1.05%
42,868 Avery Dennison Corp. 7,796,832
Electric Utilities — 3.13%
267,656 Southern Co. (The) 23,339,603
Electrical Equipment — 3.18%
60,965 Rockwell Automation, Inc. 23,719,653
Health Care Equipment & Supplies — 1.98%
117,680 Abbott Laboratories 14,744,127
Health Care Providers & Services — 2.84%
60,339 Elevance Health, Inc. 21,151,836
Hotels, Restaurants & Leisure — 3.31%
59,309 Domino's Pizza, Inc. 24,721,178
Household Durables — 2.17%
112,410 DR Horton, Inc. 16,190,412
Industrial Conglomerates — 2.80%
106,995 Honeywell International, Inc. 20,873,655
Insurance — 12.22%
219,089 Aflac, Inc. 24,158,944
77,814 Everest Group, Ltd. 26,406,181
136,714 Marsh & McLennan Cos., Inc. 25,363,181
191,924 MetLife, Inc. 15,150,481
91,078,787
IT Services — 3.06%
85,000 Accenture PLC, Class A 22,805,500

Sterling Capital Equity Income Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Machinery — 2.63%
42,158 Deere & Co. $ 19,627,500
Oil, Gas & Consumable Fuels — 3.66%
1,038,045 Coterra Energy, Inc. 27,321,344
Pharmaceuticals — 0.35%
12,679 Johnson & Johnson 2,623,919
Professional Services — 5.74%
109,031 Automatic Data Processing, Inc. 28,046,044
174,418 Booz Allen Hamilton Corp. 14,713,902
42,759,946
Semiconductors & Semiconductor Equipment — 4.42%
121,580 Analog Devices, Inc. 32,972,496
Software — 4.62%
71,202 Microsoft Corp. 34,434,711
Specialized REITs — 1.82%
482,767 VICI Properties, Inc. 13,575,408
Specialty Retail — 2.68%
58,010 Home Depot, Inc. (The) 19,961,241
Tobacco — 0.98%
126,690 Altria Group, Inc. 7,304,945
Trading Companies & Distributors — 3.53%
118,335 Exagen, Inc. 26,344,921
Total Common Stocks
(Cost $522,075,016) 732,818,998
Shares Fair Value
MONEY MARKET FUNDS — 0.49%
3,677,318 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.67%
(a)
3,677,318
Total Money Market Funds
(Cost $3,677,318) 3,677,318
Total Investments— 98.78%
(Cost $525,752,334) 736,496,316
Other Assets in Excess of Liabilities — 1.22% 9,132,867
NET ASSETS — 100.00% $ 745,629,183
(a) Represents the current yield as of report date.

Sterling Capital Mid Cap Relative Value Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 96.92%
Aerospace & Defense — 3.08%
2,900
Curtiss-Wright Corp. $ 1,598,683
Automobile Components — 1.42%
5,987
Dorman Products, Inc.
(a)
737,539
Banks — 7.32%
9,033
East West Bancorp, Inc. 1,015,219
44,206
Huntington Bancshares, Inc. 766,974
6,877
UMB Financial Corp. 791,130
8,774
Wintrust Financial Corp. 1,226,780
3,800,103
Building Products — 2.15%
3,485
Carlisle Cos., Inc. 1,114,712
Capital Markets — 2.26%
2,387
Ameriprise Financial, Inc. 1,170,442
Chemicals — 0.94%
15,591
Avient Corp. 487,063
Construction & Engineering — 5.75%
13,751
MasTec, Inc.
(a)
2,989,054
Consumer Staples Distribution & Retail — 9.96%
13,487
BJ's Wholesale Club Holdings, Inc.
(a)
1,214,235
4,491
Casey's General Stores, Inc. 2,482,221
16,384
Performance Food Group Co.
(a)
1,473,249
5,169,705
Containers & Packaging — 2.44%
6,974
Avery Dennison Corp. 1,268,431
Electrical Equipment — 2.81%
2,104
Powell Industries, Inc. 670,713
5,622
Regal Rexnord Corp. 788,879
1,459,592
Electronic Equipment, Instruments & Components — 2.75%
7,546
Arrow Electronics, Inc.
(a)
831,419
4,357
CDW Corp. 593,423
1,424,842
Entertainment — 3.06%
6,192
Take-Two Interactive Software, Inc.
(a)
1,585,338

Sterling Capital Mid Cap Relative Value Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Financial Services — 1.13%
8,743
Fiserv, Inc.
(a)
$ 587,267
Gas Utilities — 2.85%
18,462
Southwest Gas Corp. 1,477,329
Health Care REITs — 1.90%
51,920
Sabra Health Care REIT, Inc. 983,365
Household Durables — 1.65%
7,294
PulteGroup, Inc. 855,294
Industrial REITs — 2.31%
6,745
EastGroup Properties, Inc. 1,201,554
Insurance — 6.08%
7,043
American Financial Group, Inc. 962,637
14,767
First American Financial Corp. 907,284
7,026
Hanover Insurance Group, Inc. (The) 1,284,143
3,154,064
Life Sciences Tools & Services — 5.63%
5,297
ICON PLC
(a)
965,219
8,548
Revvity, Inc. 827,019
1,944
Thermo Fisher Scientific, Inc. 1,126,451
2,918,689
Machinery — 2.64%
10,909
Oshkosh Corp. 1,370,498
Multi-Utilities — 3.34%
41,480
Nisource, Inc. 1,732,205
Oil, Gas & Consumable Fuels — 4.93%
3,692
Gulport Energy Corp.
(a)
767,899
13,139
Matador Resources Co. 557,619
9,533
Phillips 66 1,230,139
2,555,657
Professional Services — 4.66%
4,535
CACI International, Inc., Class A
(a)
2,416,293
Residential REITs — 1.78%
6,644
Mid-America Apartment Communities, Inc. 922,918
Retail REITs — 1.49%
29,427
Brixmor Property Group, Inc. 771,576

Sterling Capital Mid Cap Relative Value Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Semiconductors & Semiconductor Equipment — 0.60%
4,942
Skyworks Solutions, Inc. $ 313,372
Software — 4.86%
4,439
Commvault Systems, Inc.
(a)
556,473
6,611
PTC, Inc.
(a)
1,151,702
9,431
Zoom Video Communications, Inc.
(a)
813,801
2,521,976
Specialized REITs — 1.74%
5,846
Digital Realty Trust, Inc. 904,435
Specialty Retail — 1.53%
4,459
Williams-Sonoma, Inc. 796,333
Trading Companies & Distributors — 3.86%
2,474
United Rentals, Inc. 2,002,258
Total Common Stocks
(Cost $30,468,158) 50,290,587
Shares Fair Value
MONEY MARKET FUNDS — 3.45%
1,788,310
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.67%
(b)
1,788,310
Total Money Market Funds
(Cost $1,788,310) 1,788,310
Total Investments— 100.37%
(Cost $32,256,468) 52,078,897
Liabilities in Excess of Other Assets  — (0.37)% (193,836)
NET ASSETS — 100.00% $ 51,885,061
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Real Estate Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 96.94%
Equity Real Estate Investment Trusts (REITs) — 2.16%
45,213
Essential Properties Realty Trust, Inc. $ 1,341,018
Health Care REITs — 17.76%
88,889
Sabra Health Care REIT, Inc. 1,683,558
43,564
Ventas, Inc. 3,370,982
32,099
Welltower, Inc. 5,957,895
11,012,435
Hotel & Resort REITs — 2.29%
15,039
Ryman Hospitality Properties, Inc. 1,422,990
Industrial REITs — 16.26%
10,896
EastGroup Properties, Inc. 1,941,013
29,538
First Industrial Realty Trust, Inc. 1,691,641
20,299
LXP Industrial Trust 1,006,424
29,451
Prologis, Inc. 3,759,716
43,514
Rexford Industrial Realty, Inc. 1,684,862
10,083,656
Office REITs — 3.85%
16,942
Boston Properties, Inc. 1,143,246
155,027
Brandywine Realty Trust 452,679
30,777
Highwoods Properties, Inc. 794,662
2,390,587
Residential REITs — 13.00%
7,875
Essex Property Trust, Inc. 2,060,730
61,608
Invitation Homes, Inc. 1,712,086
13,900
Mid-America Apartment Communities, Inc. 1,930,849
64,343
UDR, Inc. 2,360,102
8,063,767
Retail REITs — 13.84%
68,865
Brixmor Property Group, Inc. 1,805,640
34,392
InvenTrust Properties Corp.
(a)
970,198
83,700
Kite Realty Group Trust 2,006,289
45,909
NetSTREIT Corp.
(a)
809,835
60,417
Tanger Factory Outlet Centers, Inc. 2,016,116
52,661
The Macerich Co 972,122
8,580,200
Specialized REITs — 27.78%
27,079
American Tower Corp., Class A 4,754,259
32,414
CubeSmart 1,168,525

Sterling Capital Real Estate Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Specialized REITs — (continued)
28,079
Digital Realty Trust, Inc. $ 4,344,102
3,608
Equinix, Inc. 2,764,305
15,996
Extra Space Storage, Inc. 2,082,999
75,105
VICI Properties, Inc. 2,111,953
17,226,143
Total Common Stocks
(Cost $34,792,937) 60,120,796
Shares Fair Value
MONEY MARKET FUNDS — 2.66%
1,651,024
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.67%
(b)
1,651,024
Total Money Market Funds
(Cost $1,651,024) 1,651,024
Total Investments— 99.60%
(Cost $36,443,961) 61,771,820
Other Assets in Excess of Liabilities — 0.40% 245,323
NET ASSETS — 100.00% $ 62,017,143
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Small Cap Value Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.45%
Aerospace & Defense — 4.65%
31,496 Moog, Inc., Class A $ 7,670,851
Automobile Components — 3.85%
23,115 Dorman Products, Inc.
(a)
2,847,537
201,642 Garret Motion, Inc. 3,514,620
6,362,157
Banking — 1.25%
26,950 Metropolitan Bank Holding Corp. 2,057,902
Banks — 17.13%
77,999 Columbia Banking System, Inc. 2,180,072
62,824 Community Bank System, Inc. 3,608,611
77,644 Glacier Bancorp, Inc. 3,420,218
105,172 Old National Bancorp 2,346,387
27,180 QCR Holdings, Inc. 2,264,094
51,970 Trustmark Corp. 2,024,232
55,080 United Bankshares, Inc. 2,115,072
66,708 Webster Financial Corp. 4,198,602
43,620 Wintrust Financial Corp. 6,098,947
28,256,235
Capital Markets — 3.60%
20,574 Affiliated Managers Group, Inc. 5,931,073
Chemicals — 1.95%
102,656 Avient Corp. 3,206,973
Construction & Engineering — 4.19%
31,798 MasTec, Inc.
(a)
6,911,931
Consumer Staples Distribution & Retail — 9.18%
45,073 BJ's Wholesale Club Holdings, Inc.
(a)
4,057,922
11,426 Casey's General Stores, Inc. 6,315,264
53,015 Performance Food Group Co.
(a)
4,767,109
15,140,295
Electric Utilities — 2.23%
76,750 Portland General Electric Co. 3,683,233
Electrical Equipment — 3.84%
43,090 EnerSys 6,323,458
Electronic Equipment, Instruments & Components — 6.75%
47,532 Belden, Inc. 5,539,854
41,636 Crane NXT Co. 1,959,807
41,370 Eplus, Inc. 3,628,149
11,127,810
Energy Equipment & Services — 1.33%
208,380 Select Energy Services, Inc., Class A 2,192,158
Entertainment — 2.37%
15,262 Take-Two Interactive Software, Inc.
(a)
3,907,530

Sterling Capital Small Cap Value Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Gas Utilities — 2.46%
50,680 Southwest Gas Corp. $ 4,055,413
Household Durables — 2.15%
53,764 Meritage Homes Corp. 3,537,671
Industrial REITs — 3.11%
89,358 First Industrial Realty Trust, Inc. 5,117,532
Insurance — 3.09%
15,931 Hanover Insurance Group, Inc. (The) 2,911,709
26,049 Selective Insurance Group, Inc. 2,179,520
5,091,229
Life Sciences Tools & Services — 2.15%
12,902 West Pharmaceutical Services, Inc. 3,549,856
Machinery — 6.72%
32,126 Crane Co. 5,924,999
40,911 Oshkosh Corp. 5,139,649
11,064,648
Office REITs — 1.18%
75,602 Highwoods Properties, Inc. 1,952,044
Oil, Gas & Consumable Fuels — 2.92%
16,379 Chord Energy Corp. 1,518,333
39,891 Matador Resources Co. 1,692,974
74,772 Northern Oil and Gas, Inc. 1,605,355
4,816,662
Professional Services — 3.64%
11,266 CACI International, Inc., Class A
(a)
6,002,637
Retail REITs — 1.58%
78,111 Tanger Factory Outlet Centers, Inc. 2,606,564
Semiconductors & Semiconductor Equipment — 2.71%
52,093 ON Semiconductor Corp.
(a)
2,820,836
19,476 Qorvo, Inc.
(a)
1,645,917
4,466,753
Software — 1.74%
16,472 PTC, Inc.
(a)
2,869,587
Trading Companies & Distributors — 3.68%
10,381 Herc Holdings, Inc. 1,540,333
5,585 United Rentals, Inc. 4,520,052
6,060,385
Total Common Stocks
(Cost $51,193,925) 163,962,587

Sterling Capital Small Cap Value Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 0.83%
1,365,531 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.67%
(b)
$ 1,365,531
Total Money Market Funds
(Cost $1,365,531) 1,365,531
Total Investments— 100.28%
(Cost $52,559,456) 165,328,118
Liabilities in Excess of Other Assets  — (0.28)% (461,809)
NET ASSETS — 100.00% $ 164,866,309
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Ultra Short Bond Fund
Schedule of Investments
December 31, 2025 (Unaudited)
+
Principal Amount Fair Value
CORPORATE BONDS — 37.00%
ASSET MANAGEMENT — 3.55%
$ 250,000
Blackstone Secured Lending Fund, 3.63%, 1/15/26 $ 249,792
250,000
Hercules Capital Inc, 2.63%, 9/16/26 246,597
215,000
Blackstone Private Credit Fund, 2.63%, 12/15/26 211,217
300,000 UBS Group AG, 1.31%, 2/02/27 (SOFRINDX + 98
bps)
(a)(b)
299,090
1,006,696
AUTOMOTIVE — 1.95%
250,000
Ford Motor Credit Co LLC, 6.95%, 3/06/26 250,564
300,000
Hyundai Capital America, 5.50%, 3/30/26
(a)
300,968
551,532
BANKING — 3.19%
250,000
Credit Agricole SA, 1.25%, 1/26/27
(a)
249,475
400,000 Bank of America Corp, 1.73%, 7/22/27 (SOFRRATE +
96 bps)
(b)
394,898
260,000 JPMorgan Chase & Co., 4.57%, 10/22/28 (SOFR +86
bps)
(b)
261,286
905,659
BANKS — 0.88%
250,000 Australia & New Zealand Banking Group Ltd., 4.40%,
5/19/26
(a)
250,262
BEVERAGES — 0.87%
250,000
Bacardi Ltd., 2.75%, 7/15/26
(a)
247,906
CAPITAL MARKETS — 1.05%
300,000
Blue Owl Capital Corp., 3.40%, 7/15/26 297,928
ELECTRIC UTILITIES — 0.28%
78,000
Vistra Operations Co. LLC, 5.05%, 12/30/26
(a)
78,556
HEALTH CARE FACILITIES & SERVICES — 1.82%
300,000
HCA Inc., 5.25%, 6/15/26 300,233
215,000
IQVIA, Inc., 5.00%, 10/15/26
(a)
214,878
515,111
INSTITUTIONAL FINANCIAL SERVICES — 0.89%
250,000
Jefferies Financial Group Inc, 4.85%, 1/15/27 251,654
INSURANCE — 4.35%
250,000 Reliance Standard Life Global Funding II, 5.24%,
2/02/26
(a)
250,140
190,000 Brighthouse Financial Global Funding, 1.55%,
5/24/26
(a)
187,949
250,000
F&G Global Funding, 1.75%, 6/30/26
(a)
246,911

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
INSURANCE — (continued)
$ 300,000 Athene Global Funding, 5.08%, 8/27/26 (SOFRIX +
103 bps)
(a)(b)
$ 301,012
250,000 Marsh & McLennan Cos, Inc., 4.41%, 11/08/27 (SOFR
+ 70 bps)
(b)
251,458
1,237,470
LEISURE FACILITIES & SERVICES — 0.25%
71,000
MGM Resorts International, 5.50%, 4/15/27 71,632
LEISURE PRODUCTS — 0.70%
200,000
Mattel Inc, 5.88%, 12/15/27
(a)
200,042
MACHINERY — 0.88%
250,000
Regal Rexnord Corp., 6.05%, 2/15/26 250,479
MORTGAGE REAL ESTATE INVESTMENT -TRUSTS (REITS) — 0.79%
225,000
Starwood Property Trust, Inc., 3.63%, 7/15/26
(a)
223,898
OIL & GAS PRODUCERS — 5.99%
300,000
MPLX LP, Class B, 1.75%, 3/01/26 298,817
80,000
Sabine Pass Liquefaction LLC, 5.88%, 6/30/26 80,113
300,000
ONEOK Inc, 5.55%, 11/01/26 303,230
250,000
Hess Midstream Operations LP, 5.88%, 3/01/28
(a)
254,694
200,000
Civitas Resources Inc, 8.38%, 7/01/28
(a)
206,079
275,000
Antero Resources Corp, 7.63%, 2/01/29
(a)
279,099
275,000
Expand Energy Corp, 6.75%, 4/15/29
(a)
276,611
1,698,643
REIT — 3.00%
102,000
Vornado Realty LP, 2.15%, 6/01/26 100,876
300,000
Tanger Properties LP, 3.13%, 9/01/26 297,771
250,000 VICI Properties LP / VICI Note Co., Inc., 4.25%,
12/01/26
(a)
249,958
207,000 Global Net Lease Operating Partnership LP, 3.75%,
12/15/27
(a)
201,556
850,161
SOFTWARE — 0.89%
250,000
Concentrix Corp., 6.65%, 8/02/26 252,426
SPECIALTY FINANCE — 3.60%
240,000
Air Lease Corp., 2.88%, 1/15/26 239,871
285,000
AerCap Ireland Capital DAC, 1.75%, 1/30/26 284,505
250,000
Aircastle Ltd., 4.25%, 6/15/26 249,987
250,000 Ladder Capital Finance Holdings LLLP, 4.25%,
2/01/27
(a)
248,332

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
SPECIALTY FINANCE — (continued)
$ 1,022,695
TRANSPORTATION & LOGISTICS — 1.11%
$ 148,000
United Airlines, Inc., 4.38%, 4/15/26
(a)
147,815
166,667 American Airlines Inc/AAdvantage Loyalty IP Ltd,
5.50%, 4/20/26
(a)
166,904
314,719
TRANSPORTATION EQUIPMENT — 0.96%
271,000 Daimler Truck Finance North America LLC, 5.19%,
9/25/27 (O/N SOFR + 96 bps)
(a)(b)
271,783
Total (Cost $10,473,650) 10,499,252
Principal Amount Fair Value
ASSET BACKED SECURITIES — 42.99%
4,521
Fannie Mae, Series 140 , Class BH, 2.50%, 1/25/27 4,503
42,191 Mercedes-Benz Auto Lease Trust, Series 2024-A , Class
A2B, 4.40%, 2/16/27 (SOFR30A + 42 bps)
(b)
42,197
125,000 Avis Budget Rental Car Funding AESOP LLC, Series
2A , Class A, 2.02%, 2/20/27
(a)
124,746
200,000 Ford Credit Floorplan Master Owner Trust, Series 1 ,
Class A2, 4.73%, 4/15/27 (SOFR30A + 75 bps)
(a)(b)
200,376
281 GM Financial Consumer Automobile Receivables,
Series 3 , Class A3, 3.64%, 4/16/27 281
150,000 Hertz Vehicle Financing LLC, Series 1A , Class A,
5.49%, 6/25/27
(a)
150,487
55,611 Carmax Select Receivables Trust, Series 2024-A , Class
A2A, 5.78%, 9/15/27 55,715
144,273 Bridgecrest Lending Auto Sec. Trust, Series 2025-2 ,
Class A2, 4.84%, 1/18/28 144,514
50,000 Carmax Auto Owner Trust 2022-3, Series 3 , Class A4,
4.06%, 2/15/28 50,019
20,934 World Omni Select Auto Trust, Series 2024-A , Class
A2A, 5.37%, 2/15/28 20,947
104,669 World Omni Auto Receivables Trust, Series 2022-D ,
Class A3, 5.61%, 2/15/28 105,090
300,000 PFS Financing Corp., Series C , Class A, 4.78%,
4/17/28
(a)(c)
300,205
230,000 Ally Auto Receivables Trust, Series 2022-2 , Class A4,
4.87%, 4/17/28 230,725
165,000 Avis Budget Rental Car Funding AESOP LLC., Series
5A , Class A, 5.78%, 4/20/28
(a)
167,867
250,000 PFS Financing Corp., Series B , Class B, 5.71%,
5/15/28
(a)
251,097
200,000 Hertz Vehicle Financing LLC, Series 2A , Class A,
2.33%, 6/26/28
(a)
195,346

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 30,831 Santander Drive Auto Receivables Trust, Series 3 ,
Class B, 5.61%, 7/17/28 $ 30,936
160,000 Gracie Point International Funding 2025-1 LLC, Series
1A , Class B, 6.03%, 8/15/28 (SOFR30A + 200 bps)
(a)
160,007
115,000 Santander Drive Auto Receivables Trust, Series 2023-4
, Class B, 5.77%, 12/15/28 116,102
250,000 Bridgecrest Lending Auto Securitization Trust, Series 3
, Class A3, 4.83%, 1/15/29 251,061
77,000 GreatAmerica Leasing Receivables Funding LLC,
Series 1 , Class A4, 5.06%, 3/15/30
(a)
78,104
106,798 Affirm Asset Securitization Trust, Series 2025-X1 ,
Class A, 5.08%, 4/15/30
(a)
106,954
285,500 Affirm Asset Securitization Trust 2025-X2 , 4.45%,
10/15/30
(a)
285,772
250,000 Dryden CLO Ltd., Series 53A , Class BR, 5.21%,
1/15/31
(a)(c)
250,025
110,380 KKR CLO Ltd., Series 21 , Class A, 5.17%, 4/15/31
(TSFR3M + 126.20 bps)
(a)
110,440
136,193 Dryden Senior Loan Fund, Series 40A , Class AR2,
5.00%, 8/15/31
(a)
136,269
300,000 Affirm Master Trust, Series 1A , Class A, 4.99%,
2/15/33
(a)
302,985
300,000 Fortress Credit BSL IX Ltd, Series 1A , Class A1AR,
5.03%, 10/20/33
(a)
300,119
300,000 Thompson Park CLO Ltd, Series 1A , Class A1R,
4.96%, 4/15/34
(a)
299,921
250,000 Neuberger Berman Loan Advisers CLO 41 Ltd., Series
41A , Class AR, 4.96%, 4/15/34 (TSFR3M + 105 bps)
(a)
(b)(c)
249,930
263,000 ARES XLIV CLO Ltd, Series 44A , Class A1RR,
5.04%, 4/15/34 (TSFR3M + 113 bps)
(a)(b)(c)
263,224
285,000 Fort Greene Park CLO LLC, Series 2A , Class AR,
4.81%, 4/22/34 (TSFR3M + 95 bps)
(a)
285,063
114,152 OneMain Financial Issuance Trust, Series 3A , Class A,
5.94%, 5/15/34
(a)
114,562
151,742 SoFi Consumer Loan Program Trust, Series 2025-2 ,
Class A, 4.82%, 6/25/34
(a)
152,617
250,000 Magnetite XXXI Ltd., Series 31A , Class A1R, –%,
7/15/34
(a)
249,993
292,000 RR 17, Ltd., Series 17A , Class A1AR, 4.98%,
7/15/34
(a)
292,117
250,000
Magnetite XXXI Ltd. , Class A1, 5.27%, 7/15/34
(a)
250,035
250,000 Sculptor CLO XXVII Ltd, Series 27A , Class A1R,
4.94%, 7/20/34
(a)
249,980
275,000 Trinitas CLO XVI Ltd, Series 16A , Class A1R, 5.01%,
7/20/34 (TSFR3M + 113BPS)
(a)
275,066

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 265,000 LCM 33 Ltd, Series 33A , Class AR, 5.06%, 7/20/34
(TSFR3M + 118.00 bps)
(a)(b)(c)
$ 265,390
250,000 Allegany Park CLO Ltd, Series 1A , Class ARR, 4.98%,
1/20/35 (TSFR3M + 110 bps)
(a)
250,003
243,455 SoFi Consumer Loan Program 2025-4 Trust, Series 4 ,
Class A, 4.24%, 8/25/35
(a)
243,712
231,299 Chesapeake Funding II LLC, Series 1A , Class A1,
5.52%, 5/15/36
(a)
234,043
100,000 OneMain Financial Issuance Trust, Series 2021-1 ,
Class A2, 4.74%, 6/16/36 (SOFR30A + 76 bps)
(a)(b)
100,116
164,104
Fannie Mae , 6.27%, 7/01/36 (H15T1Y + 219.40 bps)
(b)
168,816
250,000 OneMain Financial Issuance Trust 2023-2, Series 2A ,
Class A2, 5.48%, 9/15/36 (SOFR30A + 150 bps)
(a)
252,152
100,000 BX 2021-LBA3 Mortgage Trust, Series PAC , Class A,
4.55%, 10/15/36
(a)
99,688
198,759 SMB Private Education Loan Trust, Series B , Class
A2B, 4.87%, 6/15/37
(a)
198,863
133,054 Sierra Timeshare Rec Funding LLC, Series 2021-1 ,
Class A, 0.99%, 11/20/37
(a)
132,794
33,015 MVW 2019-2 LLC, Series 2A , Class A, 2.22%,
10/20/38
(a)
32,974
428,309 BX Commercial Mortgage Trust 2021-ACNT , 4.71%,
11/15/38
(a)
428,051
316,672 BX Commercial Mortgage Trust 2021-CIP , 4.79%,
12/15/38
(a)
316,717
214,696 Wheels Fleet Lease Funding 1 LLC, Series 1A , Class
A2, 4.56%, 2/18/39 (TSFR1M + 83 bps)
(a)(b)
215,252
293,642 MVW 2023-1, LLC., Series 1A , Class A, 4.93%,
10/20/40
(a)
296,978
366,501 Tricon Residential Trust, Series 2025-SFR , Class A,
5.06%, 3/17/42 (TSFR1M + 110 bps)
(a)(b)
366,792
381,816 Freddie Mac REMICS, Series 4571 , Class CA, 2.50%,
4/15/43 374,864
400,000 Vantage Data Centers LLC, Series 2A , Class A2,
1.99%, 9/15/45
(a)
380,841
153,000 Stack Infrastructure Issuer LLC, Series 1A , Class A2,
1.88%, 3/26/46
(a)
151,876
320,000 Stack Infrastructure Issuer LLC, Series 3A , Class A2,
5.90%, 10/25/48
(a)
322,723
271,357 SMB Private Education Loan Trust, Series 2024-C ,
Class A1B, 5.07%, 6/17/52 (SOFR30A + 110 bps)
(a)(b)
270,894
241,016 Nelnet Student Loan Trust, Series 2025-A , Class A1B,
5.24%, 3/15/57
(a)
240,117
Total (Cost $12,173,846) 12,199,053

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.72%
$ 67,794 Bridgecrest Lending Auto Sec. Trust, Series 2025-1,
Class A2, 5.01%, 9/15/27 $ 67,819
92,828 MMAF Equipment Finance LLC, Series 2022-A, Class
A3, 3.20%, 1/13/28
(a)
92,705
250,000 Palmer Square Loan Funding 2022-3 Ltd, Series 3A,
Class A1BR, 5.31%, 4/15/31 (TSFR3M + 140BPS)
(a)
250,613
250,000
Riserva Clo Ltd., Series 3A, Class AR3, –%, 1/18/34
(a)
250,043
135,788 SoFi Consumer Loan Program Trust, Series 2025-1,
Class A, 4.80%, 2/27/34
(a)
136,284
325,000 Barings CLO Ltd 2021-II, Series 2A, Class A1R,
4.98%, 7/15/34
(a)
325,103
275,000 Madison Park Funding XLV Ltd, Series 45A, Class
ARR, 4.99%, 7/15/34 (TSFR3M + 108BPS)
(a)
275,043
210,000 Point Au Roche Park CLO Ltd, Series 1A, Class A,
5.23%, 7/20/34 ((TSFR3M + 26.20BPS) + 108BPS)
(a)(b)
210,416
202,924 Freddie Mac REMICS, Series 4838, Class VA, 4.00%,
3/15/36 202,806
100,000 Neuberger Berman Loan Advisers CLO 45 Ltd., 4.97%,
10/14/36
(a)
99,940
114,592 Hilton Grand Vacations Trust, Series 2023-1, Class A,
5.72%, 1/25/38
(a)
117,237
165,014 Freddie Mac REMICS, Series 5216, Class JA, 3.25%,
5/25/38 164,041
Total (Cost $2,186,548) 2,192,050
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.26%
286,490 BX Trust, Series 2021-BXMF, Class A, 4.50%,
10/15/26 (TSFR1M + 75.00 bps)
(a)(b)
286,061
338,132 BX Trust, Series 2021-RISE, Class A, 4.61%, 11/15/36
(TSFR1M + 86.20 bps)
(a)(b)
337,819
220,791 BX Commercial Mortgage Trust, Series 2021-CIP,
Class B, 5.14%, 12/15/38
(a)
220,572
71,521 Citigroup Commercial Mortgage Trust, Series P3, Class
A3, 3.06%, 4/15/49 71,395
332,000 Citigroup Commercial Mortgage Trust, Series 2016-C1,
3.21%, 5/10/49 330,711
350,000 Morgan Stanley Bank of America Merrill Lynch Trust,
Series C29, Class A4, 3.33%, 5/15/49 348,132
390,000 Morgan Stanley Capital I Trust, Series BNK2, Class
A4, 3.05%, 11/15/49 382,662
340,000 CSAIL Commercial Mortgage Trust, Series 2015-C7,
Class A5, 3.50%, 11/15/49 337,496
200,000 JPMCC Commercial Mortgage Securities Trust, Series
JP5, Class A5, 3.72%, 3/15/50 198,831
380,000 COMM Mortgage Trust, Series COR2, Class A3,
3.51%, 9/10/50 375,013

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 133,000 Wells Fargo Commercial Mortgage Trust 2017-C40,
Series C40, Class A3, 3.32%, 10/15/50 $ 131,362
95,000 CFCRE Commercial Mortgage Trust, Series C7, Class
A3, 3.84%, 12/10/54 94,385
80,503 CFCRE Commercial Mortgage Trust 2016-C4, Series
C4, Class A4, 3.28%, 5/10/58 80,383
Total (Cost $3,150,165) 3,194,822
Shares Fair Value
MONEY MARKET FUNDS — 1.20%
339,749 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.67%
(d)
339,749
Total Money Market Funds
(Cost $339,749) 339,749
Total Investments— 100.22%
(Cost $28,338,958) 28,439,926
Liabilities in Excess of Other Assets  — (0.22)% (61,505)
NET ASSETS — 100.00% 28,378,421
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2025. The maturity date reflected is the final maturity date.
(c) All or a portion of the securities are held in a separate collateral account as US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2025 is $620,269, which represents 2.2% of net assets.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) Represents the current yield as of report date.

Sterling Capital Short Duration Bond Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Shares Fair Value
PREFERRED STOCKS — 0.49%
Insurance — 0.49%
$ 7,700
Reinsurance Group of America, Inc., 5.97%
(a)
$ 191,114
Total Preferred Stocks
(Cost $192,885) 191,114
Principal Amount Fair Value
CORPORATE BONDS — 53.26%
AEROSPACE & DEFENSE — 2.27%
365,000
Boeing Co. (The), 6.26%, 5/01/27 374,497
250,000
Howmet Aerospace, Inc., 6.75%, 1/15/28 263,133
253,000
Lockheed Martin Corp, 4.15%, 8/15/28 254,611
892,241
ASSET MANAGEMENT — 4.25%
371,000
Blackstone Private Credit Fund, 3.25%, 3/15/27 364,630
268,000
Blue Owl Technology Finance Corp., 6.10%, 3/15/28
(b)
269,593
157,000
Golub Capital Private Credit Fund, 5.45%, 8/15/28
(b)
157,977
139,000
Ares Strategic Income Fund, 5.45%, 9/09/28
(b)
140,162
150,000
FS KKR Capital Corp, 3.13%, 10/12/28 138,414
300,000
Ares Strategic Income Fund, 4.85%, 1/15/29
(b)
296,477
300,000 UBS Group AG, 4.15%, 12/23/29 (SOFRRATE + 84
bps)
(b)
299,691
1,666,944
AUTOMOTIVE — 0.58%
225,000
Ford Motor Credit Co. LLC, 5.80%, 3/05/27 227,802
BANKING — 5.01%
325,000
Nordea Bank Abp, 4.38%, 3/17/28
(b)
328,447
325,000 Citigroup Inc., 5.06%, 5/07/28 (SOFRRATE + 114.30
bps) 327,638
250,000
Manufacturers & Traders Trust Co, 4.76%, 7/06/28 252,270
200,000 Standard Chartered PLC, 5.55%, 1/21/29 (H15T1Y +
105 bps)
(b)(c)
205,216
450,000 Bank of America Corp., 4.98%, 1/24/29 (SOFRRATE
+ 83 bps)
(c)
458,421
375,000 Wells Fargo & Co, 6.30%, 10/23/29 (SOFRRATE +
179 bps)
(c)
396,222
1,968,214
BANKS — 3.83%
295,000
Morgan Stanley, 5.65%, 4/13/28 300,809
497,000
JPMorgan Chase & Co., 5.57%, 4/22/28 506,886
350,000 Bank of Nova Scotia (The), 4.40%, 9/08/28 (SOFR +
100 bps)
(c)
351,791

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
BANKS — (continued)
$ 339,000
Barclays PLC, 4.84%, 9/10/28 (SOFR + 134 bps)
(c)
$ 342,977
1,502,463
BIOTECH & PHARMA — 1.36%
247,000
Eli Lilly & Co., 4.55%, 2/12/28 251,214
281,000
Zoetis, Inc., 4.15%, 8/17/28 282,511
533,725
CAPITAL MARKETS — 1.04%
400,000
Blackstone Secured Lending Fund, 5.88%, 11/15/27 408,358
CHEMICALS — 0.22%
85,000
Ecolab Inc., 4.30%, 6/15/28 85,890
COMMERCIAL SUPPORT SERVICES — 0.05%
18,000 Prime Security Services Borrower LLC, 5.75%,
4/15/26
(b)
18,006
ELECTRIC UTILITIES — 3.62%
400,000
FirstEnergy Corp., 3.90%, 7/15/27 398,404
184,000
NextEra Energy Capital Holdings Inc, 4.69%, 9/01/27 186,186
350,000
Entergy Louisiana LLC, 3.25%, 4/01/28 345,181
281,000
Dominion Energy Inc., 4.60%, 5/15/28 284,280
100,000
Georgia Power Co, 4.00%, 10/01/28 100,553
106,000
Vistra Operations Co LLC, 4.30%, 10/15/28
(b)
106,082
1,420,686
ELECTRICAL EQUIPMENT — 0.76%
300,000
Amphenol Corp, 3.80%, 11/15/27 299,599
FOOD — 0.88%
337,000
Mars, Inc., 4.60%, 3/01/28
(b)
341,617
FORESTRY, PAPER & WOOD PRODUCTS — 0.21%
85,000
Georgia-Pacific LLC, 4.40%, 6/30/28
(b)
86,008
HOME CONSTRUCTION — 0.86%
335,000
Meritage Homes Corp., 5.13%, 6/06/27 337,268
INSTITUTIONAL FINANCIAL SERVICES — 0.76%
70,000
LPL Holdings, Inc., 5.70%, 5/20/27 71,341
228,000
Morgan Stanley, 4.13%, 10/18/29 227,927
299,268
INSURANCE — 5.80%
400,000
F&G Global Funding, 5.88%, 6/10/27
(b)
408,377
425,000
Athene Global Funding, 5.35%, 7/09/27
(b)
432,002

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
INSURANCE — (continued)
$ 345,000
GA Global Funding Trust, 4.40%, 9/23/27
(b)
$ 346,281
96,000 Sammons Financial Group Global Funding, 5.05%,
1/10/28
(b)
97,491
162,000
Corebridge Global Funding, 4.25%, 8/21/28
(b)
162,413
415,000
RGA Global Funding, 4.35%, 8/25/28
(b)
416,756
280,000
SBL Holdings Inc, 5.90%, 9/26/28
(b)
278,516
140,000
American National Global Funding, 4.63%, 12/15/28
(b)
140,578
2,282,414
INTERNET MEDIA & SERVICES — 0.19%
75,000
Alphabet, Inc., 3.88%, 11/15/28 75,366
LEISURE FACILITIES & SERVICES — 1.01%
99,000
MGM Resorts International, 5.50%, 4/15/27 99,881
292,000
Starbucks Corp, 4.50%, 5/15/28 294,891
394,772
LEISURE PRODUCTS — 0.74%
300,000
Mattel Inc, 3.75%, 4/01/29
(b)
292,400
MACHINERY — 0.63%
246,000
John Deere Capital Corp, 4.25%, 6/05/28 248,832
MEDICAL EQUIPMENT & DEVICES — 0.29%
115,000
GE HealthCare Technologies, Inc., 4.15%, 12/15/28 115,317
MORTGAGE REAL ESTATE INVESTMENT -TRUSTS (REITS) — 1.24%
489,000
Starwood Property Trust, Inc., 3.63%, 7/15/26
(b)
486,605
MULTI-UTILITIES — 0.97%
390,000
Ameren Corp., 1.95%, 3/15/27 380,663
OIL & GAS PRODUCERS — 4.87%
333,000
Permian Resources Operating LLC, 8.00%, 4/15/27
(b)
337,349
340,000
APA Corp, 4.88%, 11/15/27
(b)
342,904
275,000
ONEOK Inc., 5.63%, 1/15/28
(b)
280,560
327,000
Woodside Finance Ltd., 4.90%, 5/19/28 331,615
198,000
Civitas Resources Inc, 8.38%, 7/01/28
(b)
204,018
105,000
Targa Resources Corp., 4.35%, 1/15/29 105,292
300,000
Hess Midstream Operations LP, 6.50%, 6/01/29
(b)
309,810
1,911,548
REIT — 1.15%
73,000
Store Capital LLC., 4.50%, 3/15/28 73,223
64,000
LXP Industrial Trust, 6.75%, 11/15/28 67,917

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
REIT — (continued)
$ 325,000
CubeSmart LP, 2.25%, 12/15/28 $ 308,340
449,480
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.57%
220,000
Broadcom, Inc., 5.05%, 7/12/27 223,924
SOFTWARE — 0.81%
312,000
Synopsys, Inc., 4.65%, 4/01/28 316,205
SPECIALTY FINANCE — 2.79%
325,000 Ladder Capital Finance Holdings LLLP, 4.25%,
2/01/27
(b)
322,831
113,000
Avolon Holdings Funding Ltd., 4.95%, 1/15/28
(b)
114,325
251,000
OneMain Finance Corp., 3.88%, 9/15/28 244,631
425,000
AerCap Ireland Capital DAC, 3.00%, 10/29/28 412,033
1,093,820
STEEL — 0.19%
73,000
Steel Dynamics, Inc., 4.00%, 12/15/28 72,916
TECHNOLOGY HARDWARE — 2.30%
300,000
Hewlett Packard Enterprise Co, 4.05%, 9/15/27 300,037
300,000
Motorola Solutions Inc., 4.60%, 2/23/28 303,022
300,000
Dell International LLC / EMC Corp, 4.15%, 2/15/29
(d)
299,675
902,734
TECHNOLOGY SERVICES — 0.75%
292,000
Fiserv, Inc., 5.15%, 3/15/27 295,059
TELECOMMUNICATIONS — 1.35%
204,750 Sprint Spectrum Co. LLC / Sprint Spectrum Co. II
LLC, 5.15%, 3/20/28
(b)
206,503
300,000
Sprint Capital Corporation, 6.88%, 11/15/28 322,135
528,638
TOBACCO & CANNABIS — 0.75%
295,000
Philip Morris International Inc., 4.13%, 4/28/28 296,311
TRANSPORTATION & LOGISTICS — 1.16%
150,000
Delta Air Lines Inc., 4.95%, 7/10/28 152,697
300,000 Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%,
10/20/28
(b)
301,822
454,519
Total (Cost $20,690,673) 20,909,612

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — 31.48%
$ 208,868 Americredit Automobile Receivables Trust, Series 1 ,
Class C, 2.98%, 9/20/27 $ 207,888
545,000 AmeriCredit Automobile Receivables Trust, Series 2 ,
Class C, 5.32%, 4/18/28 548,161
200,000
BANK5 Trust, Series 2024-5YR5 , 6.27%, 2/15/29 208,591
500,000 PFS Financing Corp., Series D , Class A, 5.34%,
4/16/29
(b)
508,684
220,000 Avis Budget Rental Car Funding AESOP LLC, Series
1A , Class A, 4.80%, 8/20/29
(b)
223,445
392,000 OneMain Direct Auto Receivables Trust, Series 1A ,
Class A, 5.41%, 11/14/29
(b)
394,957
300,000 Avis Budget Rental Car Funding AESOP LLC, Series
3A , Class A, 4.17%, 2/20/30
(b)
299,675
500,000 Hertz Vehicle Financing III LLC, Series 4A , Class A,
6.15%, 3/25/30
(b)
523,383
270,000 PenFed Auto Receivables Owner Trust 2025-A, Series
A , Class A3, 4.03%, 7/15/30
(b)
270,660
550,000 Dryden CLO Ltd., Series 53A , Class BR, 5.21%,
1/15/31
(b)(e)
550,055
450,000 Santander Drive Auto Receivables Trust, Series 2025-2
, 4.87%, 5/15/31 454,848
136,082 ARI Fleet Lease Trust, Series B , Class A2, 6.05%,
7/15/32
(b)
137,122
424,000 Affirm Master Trust, Series 1A , Class A, 4.99%,
2/15/33
(b)
428,219
400,000 Fortress Credit BSL IX Ltd, Series 1A , Class A1AR,
5.03%, 10/20/33
(b)
400,160
414,000 Neuberger Berman Loan Advisers CLO 41 Ltd., Series
41A , Class AR, 4.96%, 4/15/34 (TSFR3M + 105 bps)
(b)
(c)(e)
413,884
420,000 ARES XLIV CLO Ltd, Series 44A , Class A1RR,
5.04%, 4/15/34 (TSFR3M + 113 bps)
(b)(c)(e)
420,357
275,000 Magnetite XXXI Ltd., Series 31A , Class A1R, –%,
7/15/34
(b)
274,992
275,000
Magnetite XXXI Ltd. , Class A1, 5.27%, 7/15/34
(b)
275,039
417,000 LCM 33 Ltd, Series 33A , Class AR, 5.06%, 7/20/34
(TSFR3M + 118.00 bps)
(b)(c)(e)
417,613
331,000 Affirm Master Trust Series 2025-3, Series 3A , Class A,
4.45%, 10/16/34
(b)
332,037
369,000 Allegany Park CLO Ltd, Series 1A , Class ARR, 4.98%,
1/20/35 (TSFR3M + 110 bps)
(b)
369,004
270,501
Fannie Mae , 6.27%, 7/01/36 (H15T1Y + 219.40 bps)
(c)
278,268
364,337 BX Trust, Series 2021-RISE , Class C, 5.31%,
11/15/36
(b)
364,000
500,000 Wheels Fleet Lease Funding 1 LLC, Series 2A , Class
A1, 4.41%, 5/18/40
(b)
503,969

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 274,957 Hilton Grand Vacations Trust, Series 2024-3A , Class
A, 4.98%, 8/27/40
(b)
$ 278,139
217,970 Sierra Timeshare Receivables Funding LLC, Series
2024-2A , Class A, 5.14%, 6/20/41
(b)
221,358
118,212 Sierra Timeshare Receivables Funding LLC, Series 3A ,
Class A, 4.83%, 8/20/41
(b)
119,240
525,417 Tricon Residential Trust, Series 2025-SFR , Class A,
5.06%, 3/17/42 (TSFR1M + 110 bps)
(b)(c)
525,834
389,778
MVW LLC, Series 2024-2 , Class A, 4.43%, 3/20/42
(b)
390,454
269,678 HINNT LLC, Series 2025-A , Class A, 5.01%,
3/15/44
(b)
273,035
350,000 Retained Vantage Data Centers Issuer LLC, Series 1A ,
Class A2A, 5.00%, 9/15/48
(b)
348,908
357,000 Morgan Stanley Bank of America, Series C31 , Class
A5, 3.10%, 11/15/49 352,634
367,686 SMB Private Education Loan Trust, Series 2021-B ,
Class A, 1.31%, 7/17/51
(b)(f)
348,272
329,521 Navient Refinance Loan Trust, Series A , Class A,
5.15%, 2/16/55
(b)
334,075
403,369 Navient Private Education Refi Loan Trust, Series
2021-F , 1.11%, 2/18/70
(b)
359,612
Total (Cost $12,272,223) 12,356,572
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.98%
78,016 BX Commercial Mortgage Trust, Series 2021-ACNT,
Class C, 5.36%, 11/15/38
(b)(e)
77,922
287,204 BX Commercial Mortgage Trust, Series 2021-CIP,
Class B, 5.14%, 12/15/38
(b)
286,919
261,884 SMR Mortgage Trust, Series 2022-IND, Class A,
5.40%, 2/15/39
(b)(e)
261,839
415,092 CD Mortgage Trust, Series 2016-CD2, Class A4,
3.53%, 11/10/49
(c)
405,709
410,000 CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 2/10/50 400,182
225,000 JPMCC Commercial Mortgage Securities Trust, Series
JP5, Class A5, 3.72%, 3/15/50 223,685
160,000 COMM Mortgage Trust, Series COR2, Class A3,
3.51%, 9/10/50 157,900
75,000 Benchmark Mortgage Trust, Series 2023-V2, Class A3,
5.81%, 5/15/55
(c)
77,459
228,000 BMO Mortgage Trust, Series 2023-5C1, 7.36%,
8/15/56 240,721
100,000 BANK5 Trust, Series 2023-5YR3, Class AS, 7.56%,
9/15/56
(c)
106,721

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 100,000 BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%,
12/15/56
(c)
$ 106,613
Total (Cost $2,306,443) 2,345,670
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.90%
273,642 Palmer Square Loan Funding 2024-1 Ltd., Series 1A,
Class A1, 4.96%, 10/15/32
(b)
273,626
420,000 Point Au Roche Park CLO Ltd, Series 1A, Class A,
5.23%, 7/20/34 ((TSFR3M + 26.20 bps) + 108 bps)
(b)(c)
420,832
4,561
Fannie Mae, Series 72, Class NA, 2.50%, 8/25/42 4,536
240,635
Fannie Mae, Series 35, Class CB, 2.00%, 2/25/43 235,021
150,143
Fannie Mae, Series 100, Class DA, 3.00%, 2/25/43 147,709
164,643
Freddie Mac, Series 4828, Class QA, 3.50%, 3/15/47 163,330
550,204 Chase Home Lending Mortgage Trust, Series 2019-
ATR2, Class A3, 3.50%, 8/25/49
(b)
501,894
150,000 CSAIL Commercial Mortgage Trust, Series 2015-C7,
Class A5, 3.50%, 11/15/49 148,895
400,000 Benchmark Mortgage Trust, Series 2023-V3, Class A3,
6.36%, 7/15/56
(c)
418,247
Total (Cost $2,377,621) 2,314,090
Principal Amount Fair Value
MUNICIPAL BONDS — 0.25%
New York — 0.25%
95,000
City of New York NY , 4.67%, 2/1/28 96,754
Total (Cost $95,000) 96,754
Principal Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 1.18%
493,600
United States Treasury Note/Bond, 1.00% , 7/31/28 463,136
Total (Cost $459,022) 463,136

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 1.46%
$ 573,692 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.67%
(g)
$ 573,692
Total Money Market Funds
(Cost $573,692) 573,692
Total Investments— 100.07%
(Cost $38,996,631) 39,279,712
Liabilities in Excess of Other Assets  — (0.07)% (26,805)
NET ASSETS — 100.00% 39,252,907
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2025. The maturity date reflected is the final maturity date.
(d) The security was purchased on a when-issued of forward commitment basis.
(e) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2025 is $348,272, which represents 1.0% of net assets.
(g) Represents the current yield as of report date.

Sterling Capital Short Duration Bond Fund Futures
Schedule of Investments
December 31, 2025 (Unaudited)
FUTURES CONTRACTS Contracts
Expiration
Date Notional Value
Aggregate
Market Value
of Contracts
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year US Treasury
Note Future 11 03/31/2026 $ 2,297,539 $ 2,296,680 $ (859)

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments
December 31, 2025 (Unaudited)
wis
Principal Amount Fair Value
ASSET BACKED SECURITIES — 4.43%
$ 100,000
BANK5 Trust, Series 2024-5YR5 , 6.27%, 2/15/29 $ 104,296
183,000 Avis Budget Rental Car Funding AESOP LLC, Series
2023-1A , Class A, 5.36%, 6/20/30
(a)
188,687
100,000 BANK Trust, Series 2024-BNK48 , Class A5, 5.05%,
9/15/34 101,671
57,988 United States Small Business Administration, Series
2015-20G , Class 1, 2.88%, 7/01/35
(b)
55,077
89,119 Government National Mortgage Association, Series 139
, Class NA, 5.00%, 8/20/51 89,641
79,393 Government National Mortgage Association, Series 130
, Class AN, 4.75%, 7/16/52 79,988
150,000 BANK5 Trust, Series 2024-5YR6 , Class A3, 6.23%,
5/15/57 158,055
100,000 BANK5 Trust, Series 2024-5YR6 , Class AS, 6.79%,
5/15/57
(c)
106,008
Total (Cost $872,676) 883,423
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.72%
210,000 Freddie Mac Multifamily Structured Pass Through,
Series K060, Class A2, 3.30%, 10/25/26 208,766
476,376 Freddie Mac Multifamily Structured Pass Through,
Series K061, Class A2, 3.35%, 11/25/26 473,721
355,721 Fannie Mae-Aces, Series 2017-M7, Class A2, 2.96%,
2/25/27 352,242
174,546 Fannie Mae-Aces, Series 2017-M8, Class A2, 3.06%,
5/25/27 172,861
125,000 Freddie Mac Multifamily Structured Pass Through,
Series K066, Class A2, 3.12%, 6/25/27 (Special
footnote) 123,839
169,949 Freddie Mac Multifamily Structured Pass Through,
Series K069, Class A2, 3.19%, 9/25/27 168,127
275,000 Freddie Mac Multifamily Structured Pass Through,
Series K079, Class A2, 3.93%, 6/25/28 275,402
374,989 Fannie Mae-Aces, Series 2018-M10, Class A2, 3.47%,
7/25/28 371,966
26,000 BMO Mortgage Trust, Series 2023-5C1, 7.36%,
8/15/56 27,451
150,000 BANK5 Trust, Series 2023-5YR3, Class AS, 7.56%,
9/15/56
(c)
160,081
Total (Cost $2,359,914) 2,334,456
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — 34.63%
Fannie Mae — 22.70%
121,527
4.00%, 12/01/33, Pool #MA1689 120,655

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
$ 31,811
4.00%, 12/01/36, Pool #MA2856 $ 31,460
30,214
4.00%, 2/01/37, Pool #MA2914 29,886
316,639
1.50%, 12/01/40, Pool #MA4202 270,853
181,974
5.00%, 8/01/41 187,127
89,900
6.00%, 9/01/43, Pool #MA5158 92,634
29,479
4.00%, 5/01/47, Pool #BE9598 28,237
95,546
3.50%, 12/01/47, Pool #CA0833 89,756
41,584
5.00%, 8/01/48, Pool #CA2219 42,243
41,574
3.50%, 9/01/49, Pool #BJ9608 38,848
47,722
3.50%, 10/01/49, Pool #CA4431 44,521
75,156
3.00%, 3/01/50, Pool #FM2714 67,214
166,360
3.00%, 7/01/50, Pool #CA6421 147,672
169,278
3.00%, 7/01/50, Pool #CA6422 150,289
138,861
2.00%, 8/01/50, Pool #CA6799 114,032
153,629
2.50%, 8/01/50, Pool #CA6707 132,945
218,651
2.00%, 9/01/50, Pool #CA7019 179,547
250,190
2.50%, 9/01/50, Pool #BQ2883 212,991
112,697
2.50%, 9/01/50, Pool #BQ0538 96,017
377,823
3.50%, 9/01/50, Pool #FS5284 352,900
308,012
2.00%, 10/01/50, Pool #CA7224 251,909
244,556
2.50%, 10/01/50, Pool #FM4638 208,877
228,479
2.50%, 10/01/50, Pool #FM4530 195,734
155,838
4.00%, 7/01/52, Pool #FS2516 148,737
356,510
4.50%, 11/01/52, Pool #FS6858 350,971
115,897
5.00%, 11/01/52, Pool #CB5278 116,327
163,907
5.50%, 2/01/54, Pool #FA0202 167,101
272,061
6.00%, 5/01/54, Pool #FM2472 281,125
155,012
5.50%, 11/01/54, Pool #FS9801 157,598
220,284
5.00%, 4/01/55, Pool #CC0236 220,180
4,528,386
Federal Farm Credit Banks Funding Corp. — 0.35%
86,000
2.40%, 3/24/36 71,193
Federal Home Loan Banks — 0.27%
60,000
1.90%, 10/07/31 53,265

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac — 10.80%
$ 75,829
4.00%, 12/01/35, Pool #ZA2401 $ 74,944
45,798
4.00%, 3/01/39, Pool #ZA6403 45,032
161,084
2.00%, 12/01/40, Pool #RB5090 140,935
109,165
3.50%, 1/01/47, Pool #ZT0941 102,591
77,598
3.00%, 12/01/51, Pool #SD8184 69,244
96,645
3.50%, 6/01/52, Pool #SD2670 90,741
145,377
4.50%, 6/01/52, Pool #SD1265 143,377
146,438
4.50%, 8/01/52, Pool #SD1515 144,583
222,831
5.00%, 9/01/52, Pool #RA7936 224,812
152,849
4.00%, 2/01/53, Pool #SD7560 147,446
134,765
5.50%, 2/01/53, Pool #QF8052 137,612
160,339
5.00%, 3/01/53, Pool #SD2390 161,056
74,983
6.00%, 5/01/53, Pool #SD3072 77,588
131,113
6.00%, 7/01/53, Pool #SD3223 135,235
169,376
5.50%, 6/01/54, Pool #SD5479 173,707
267,106
6.00%, 9/01/54, Pool #SD6337 277,231
2,146,134
Ginnie Mae II — 0.51%
23,834
5.00%, 11/20/38, Pool #4283 23,938
82,837
4.00%, 7/20/52, Pool #786280 78,534
102,472
Total (Cost $7,295,732) 6,901,450
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.13%
93,567
Freddie Mac, Series 3787, Class LM, 4.00%, 1/15/31 93,925
50,007
Freddie Mac, Series 4151, Class PA, 2.00%, 1/15/33 47,727
148,063 Fannie Mae-Aces, Series M1, Class 1A3, 3.55%,
1/25/33 140,064
175,000
Freddie Mac, Series 4172, Class KB, 3.00%, 2/15/33 165,434
203,837
Ginnie Mae, Series 181, Class AV, 5.50%, 2/20/33 207,773
54,768
Fannie Mae, Series 2013-44, Class DJ, 1.85%, 5/25/33 51,519
22,278
Fannie Mae, Series 2003-44, Class Q, 3.50%, 6/25/33 21,932
143,480
Ginnie Mae, Series 2023-79, Class DV, 5.50%, 5/20/34 145,817
78,786
Fannie Mae, Series 2005-31, Class PB, 5.50%, 4/25/35 81,567
28,034
Ginnie Mae, Series 2013-133, Class PL, 3.50%, 2/16/37 27,760
483,334 Fannie Mae-Aces, Series M1, Class 2A1, 4.05%,
12/25/37 472,805

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 131,052
Freddie Mac, Series 4863, Class AJ, 3.50%, 7/15/38 $ 127,814
49,052
Freddie Mac, Series 4122, Class BC, 3.00%, 5/15/40 46,986
135,715
Ginnie Mae, Series 137, Class WA, 5.58%, 7/20/40 140,975
150,000
Ginnie Mae, Series 81, Class AL, 4.50%, 8/20/40 145,569
99,601 Progress Residential Trust, Series SFR1, Class A,
3.40%, 2/17/42
(a)
95,562
152,539
Fannie Mae, Series 2012-87, Class MB, 2.00%, 5/25/42 144,990
6,110 Fannie Mae, Series 2016-49, Class DA, 3.50%,
10/25/42 6,093
110,319 Fannie Mae, Series 2012-150, Class KA, 1.75%,
1/25/43 93,639
131,888
Freddie Mac, Series 4173, Class NB, 3.00%, 3/15/43 122,011
315,000
Freddie Mac, Series 4669, Class QY, 3.50%, 9/15/44 307,579
37,089 Ginnie Mae, Series 2015-162, Class EB, 2.50%,
9/20/44 35,372
482,205
Freddie Mac, Series 4601, Class NJ, 1.90%, 9/15/45 434,962
136,769
Fannie Mae, Series 2016-49, Class PA, 3.00%, 9/25/45 130,175
81,315
Freddie Mac, Series 4656, Class PA, 3.50%, 10/15/45 79,640
113,038
Fannie Mae, Series 2016-24, Class CD, 1.75%, 2/25/46 98,937
172,481
Fannie Mae, Series 2016-88, Class PK, 2.50%, 3/25/46 160,555
65,221
Freddie Mac, Series 5380, Class A, 5.50%, 9/25/47 65,884
208,321
Fannie Mae, Series 2019-25, Class PD, 2.50%, 5/25/48 189,222
177,190
Freddie Mac, Series 4942, Class NC, 2.50%, 10/25/49 156,984
173,862
Ginnie Mae, Series 2022-137, Class PA, 4.00%, 5/20/52 171,102
Total (Cost $4,278,056) 4,210,374
Principal Amount Fair Value
CORPORATE BONDS — 1.01%
BANKING — 1.01%
200,000
Federal Home Loan Banks, 5.07%, 11/19/37 200,353
Total (Cost $199,801) 200,353
Principal Amount Fair Value
MUNICIPAL BONDS — 0.20%
Wisconsin — 0.20%
40,000 State of Wisconsin, TXB, Revenue Bonds, Pension
Fundings Series A, (AGM) , 5.70%, 5/1/26
(b)
40,258
Total (Cost $40,180) 40,258

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 0.98%
$ 200,000
United States Treasury Inflation Indexed Bonds, 2.38% ,
2/15/55 $ 195,765
Total (Cost $197,601) 195,765
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 24.58%
1,150,000
United States Treasury Strip, 0.00% , 5/15/29 1,016,556
780,200
United States Treasury Note, 1.13% , 2/15/31
(b)
686,911
2,400,000
United States Treasury Note, 2.75% , 8/15/32
(b)
2,237,156
1,000,000
United States Treasury Strip, 0.00% , 11/15/32 756,756
200,000
United States Treasury Note, 4.00% , 2/15/34 199,375
Total (Cost $4,860,483) 4,896,754
Shares Fair Value
MONEY MARKET FUNDS — 0.94%
187,055 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.67%
(d)
187,055
Total Money Market Funds
(Cost $187,055) 187,055
Total Investments— 99.62%
(Cost $20,291,498) 19,849,888
Other Assets in Excess of Liabilities — 0.38% 75,703
NET ASSETS — 100.00% 19,925,591
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2025. The maturity date reflected is the final maturity date.
(c) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2025 is $3,019,402, which represents 15.2% of net assets.
(d) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
TXB Taxable Bond

Sterling Capital Total Return Bond Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Shares Fair Value
PREFERRED STOCKS — 0.20%
Asset Management — 0.20%
117,650
Apollo Global Management, Inc., 5.97%
(a)
$ 3,098,901
Total Preferred Stocks
(Cost $3,065,046) 3,098,901
Principal Amount Fair Value
CORPORATE BONDS — 25.59%
AEROSPACE & DEFENSE — 0.60%
$ 2,390,000
BAE Systems PLC, 5.13%, 3/26/29
(b)
$ 2,456,939
2,798,000
Boeing Co. (The), 5.71%, 5/01/40 2,856,137
2,152,000
Boeing Co. (The), 6.30%, 5/01/29 2,284,237
1,415,000
Howmet Aerospace, Inc., 4.55%, 11/15/32 1,421,305
9,018,618
ASSET MANAGEMENT — 0.66%
2,744,000
Apollo Debt Solutions BDC, 6.90%, 4/13/29 2,877,163
1,677,000 Ares Finance Co. III LLC, 4.13%, 6/30/51 (H15T5Y +
323.70 bps)
(a)(b)(c)
1,655,159
4,264,000
Blackstone Secured Lending Fund, 5.13%, 1/31/31 4,210,909
1,245,000
Goldman Sachs Private Credit Corp, 5.88%, 1/31/31
(b)
1,246,384
9,989,615
AUTOMOTIVE — 0.06%
916,000
Hyundai Capital America, 5.40%, 6/23/32
(b)
949,601
BANKING — 2.25%
6,076,000 Bank of America Corp, 5.02%, 7/22/33 (SOFRRATE +
216 bps)
(c)
6,195,406
3,273,000 Bank of America Corp., 5.74%, 2/12/36 (SOFRRATE +
169.70 bps)
(c)
3,410,459
1,959,000
Barclays PLC, 5.09%, 6/20/30 1,992,333
3,321,000
Fifth Third Bancorp, 4.34%, 4/25/33
(c)
3,246,461
1,343,000
Huntington Bancshares Inc/OH, 5.71%, 2/02/35 1,402,888
1,450,000 JPMorgan Chase & Co, 5.58%, 7/23/36 (SOFRRATE +
163.50 bps)
(c)
1,499,951
4,424,000
Macquarie Group Ltd, 2.69%, 6/23/32
(b)(c)
4,023,201
2,821,000 Mitsubishi UFJ Financial Group Inc., 2.49%, 10/13/32
(H15T1Y + 97 bps)
(c)
2,526,836
2,092,000
US Bancorp, 4.84%, 2/01/34
(c)
2,107,371
3,255,000
Wells Fargo & Co., 4.90%, 7/25/33 (SOFR + 210 bps)
(c)
3,305,631
4,331,000
Wells Fargo & Co., 5.61%, 4/23/36
(c)
4,539,372
34,249,909

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
BANKS — 2.50%
$ 2,226,000
Bank of America Corp., 5.29%, 4/25/34
(c)
$ 2,291,770
6,793,000
Citigroup, Inc., 2.98%, 11/05/30
(c)
6,469,498
1,682,000
Citizens Financial Group, Inc., 5.84%, 1/23/30
(c)
1,754,332
1,746,000
Comerica, Inc., 5.98%, 1/30/30 (SOFR + 215.50 bps)
(c)
1,821,458
2,252,000
Huntington Bancshares, Inc., 6.07%, 8/21/29
(c)
2,361,906
3,797,000
JPMorgan Chase & Co., 4.91%, 7/25/33
(c)
3,868,038
5,573,000
JPMorgan Chase & Co., 5.01%, 1/23/30
(c)
5,710,653
3,442,000
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/30 3,135,073
2,301,000 Toronto-Dominion Bank (The), 3.63%, 9/15/31
(USSW5 + 220.50 bps)
(c)
2,287,898
4,050,000
Wells Fargo & Co., 2.88%, 10/30/30
(c)
3,852,737
4,483,000 Westpac Banking Corp., 4.32%, 11/23/31 (USISOA05
+ 224 bps)
(c)
4,479,818
38,033,181
BEVERAGES — 0.19%
2,871,000
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 6/15/33
(b)
2,902,616
BIOTECH & PHARMA — 0.63%
2,660,000
CSL Finance PLC, 4.25%, 4/27/32
(b)
2,615,034
782,000
Eli Lilly & Co, 5.55%, 10/15/55 787,167
2,330,000
Eli Lilly & Co., Series X2, Class A, 4.90%, 2/12/32 2,408,461
3,762,000
Zoetis, Inc., 5.00%, 8/17/35 3,803,220
9,613,882
BIOTECHNOLOGY — 0.27%
4,011,000
Amgen, Inc., 5.25%, 3/02/30 4,160,315
CABLE & SATELLITE — 0.41%
1,345,000 Charter Communications Operating LLC, 6.65%,
2/01/34 1,416,877
1,799,000 Charter Communications Operating LLC, 6.10%,
6/01/29 1,877,578
2,788,000 Charter Communications Operating LLC, 6.55%,
6/01/34 2,932,295
6,226,750
CAPITAL MARKETS — 0.65%
1,198,000
Ares Management Corp., 6.38%, 11/10/28 1,267,758
3,678,000
BlackRock, Inc., 1.90%, 1/28/31
(d)
3,305,476
5,208,000
Morgan Stanley, 5.25%, 4/21/34 5,361,955
9,935,189

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
CONSTRUCTION MATERIALS — 0.32%
$ 2,935,000
CRH America Finance, Inc., 5.00%, 2/09/36 $ 2,945,134
1,927,000
Eagle Materials, Inc., 5.00%, 3/15/36 1,887,557
4,832,691
CONSUMER SERVICES — 0.30%
2,317,000
Duke University, 3.30%, 10/01/46 1,714,223
3,898,000
Lehigh University, 3.48%, 11/15/46 2,857,998
4,572,221
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.26%
5,069,000
AT&T, Inc., 3.50%, 6/01/41 3,987,249
E-COMMERCE DISCRETIONARY — 0.32%
2,831,000
Amazon.com Inc, 2.88%, 5/12/41 2,148,102
2,564,000
Amazon.com, Inc., 4.65%, 11/20/35 2,553,630
4,701,732
ELECTRIC UTILITIES — 2.33%
2,437,000 CenterPoint Energy Houston Electric LLC, 5.15%,
3/01/34 2,492,194
3,238,000
DTE Electric Co, 5.25%, 5/15/35 3,327,823
2,634,000
Duke Energy Florida LLC, 6.40%, 6/15/38 2,935,192
4,337,000
Duke Energy Progress LLC, 3.60%, 9/15/47 3,226,694
3,407,000
Entergy Louisiana LLC, 5.70%, 3/15/54 3,384,091
3,981,000
FirstEnergy Transmission LLC, 4.75%, 1/15/33
(b)
3,979,729
3,536,000
Indiana Michigan Power Co., 4.55%, 3/15/46 3,058,299
673,000 Nevada Power Co., 6.25%, 5/15/55 (H15T5Y + 193.60
bps)
(c)
680,568
3,950,000
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32 3,517,644
2,166,000
NRG Energy Inc, 5.41%, 10/15/35
(b)(e)
2,163,706
2,479,000
Public Service Co of Colorado, 5.35%, 5/15/34 2,547,153
2,752,000
Puget Sound Energy, Inc., 4.22%, 6/15/48 2,239,548
3,000,000
Southwestern Public Service Co., 3.15%, 5/01/50 1,979,154
35,531,795
ELECTRICAL EQUIPMENT — 0.28%
4,410,000
Amphenol Corp, 4.63%, 2/15/36 4,320,554
FINANCIAL SERVICES — 0.10%
1,687,000
KKR Group Finance Co. III LLC, 5.13%, 6/01/44
(b)
1,575,821
FOOD — 0.17%
2,830,000
Kraft Heinz Foods Co., 5.00%, 6/04/42 2,596,794

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
GAS & WATER UTILITIES — 0.21%
$ 3,137,000
Southern Co Gas Capital Corp, 5.10%, 9/15/35 $ 3,161,033
HEALTH CARE EQUIPMENT & SUPPLIES — 0.21%
3,059,000
GE HealthCare Technologies, Inc., 5.86%, 3/15/30 3,234,935
HEALTH CARE FACILITIES & SERVICES — 0.50%
2,632,000
CVS Health Corp, 6.05%, 6/01/54 2,616,826
2,706,000
HCA, Inc., 5.50%, 6/01/33 2,815,267
2,085,000
IQVIA, Inc., 6.25%, 2/01/29 2,197,837
7,629,930
HOME CONSTRUCTION — 0.26%
1,540,000
DR Horton Inc., 4.85%, 10/15/30 1,573,336
2,395,000
Meritage Homes Corp, 5.65%, 3/15/35 2,446,915
4,020,251
HOUSEHOLD DURABLES — 0.11%
1,729,000
Meritage Homes Corp., 3.88%, 4/15/29
(b)
1,698,200
INSTITUTIONAL FINANCIAL SERVICES — 0.30%
5,023,000 Morgan Stanley, 2.51%, 10/20/32 (SOFRRATE + 120
bps)
(c)
4,504,922
INSURANCE — 1.57%
2,274,000
American National Group Inc, 6.00%, 7/15/35 2,305,898
1,456,000
Athene Holding Ltd., 6.63%, 10/15/54 1,453,240
3,826,000
Athene Holding Ltd., 5.88%, 1/15/34 3,966,506
1,802,000
Enstar Group Ltd., 3.10%, 9/01/31 1,619,541
2,385,000
Fortitude Group Holdings LLC, 6.25%, 4/01/30
(b)
2,484,182
2,597,000
GA Global Funding Trust, 5.50%, 1/08/29
(b)
2,669,261
2,043,000
Global Atlantic Fin Co., 6.75%, 3/15/54
(b)
2,087,038
1,919,000
Lincoln National Corp., 5.35%, 11/15/35 1,935,975
1,515,000
RGA Global Funding, 5.50%, 1/11/31
(b)
1,575,739
1,584,000
SBL Holdings, Inc., 7.20%, 10/30/34
(b)
1,533,712
1,863,000
Transatlantic Holdings, Inc., 8.00%, 11/30/39 2,326,891
23,957,983
INTERACTIVE MEDIA & SERVICES — 0.17%
2,704,000
Meta Platforms, Inc., 5.40%, 8/15/54 2,515,573
INTERNET MEDIA & SERVICES — 0.41%
3,666,000
Beignet Investor LLC, 6.58%, 5/30/49
(b)
3,873,111
2,300,000
Meta Platforms Inc, 4.60%, 11/15/32 2,318,490
6,191,601

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
IT SERVICES — 0.16%
$ 2,503,000
Gartner, Inc., 4.50%, 7/01/28
(b)
$ 2,494,905
LEISURE PRODUCTS — 0.09%
757,000
Mattel Inc, 3.75%, 4/01/29
(b)
737,822
675,000
Mattel, Inc., 5.00%, 11/17/30 679,681
1,417,503
MACHINERY — 0.16%
2,383,000
Caterpillar Inc., 5.20%, 5/15/35 2,470,019
MEDICAL EQUIPMENT & DEVICES — 0.17%
2,905,000
Baxter International Inc, 2.54%, 2/01/32 2,531,456
METALS & MINING — 0.82%
2,449,000
Anglo American Capital PLC, 6.00%, 4/05/54
(b)
2,451,932
4,276,000
Freeport-McMoRan Inc., 5.45%, 3/15/43 4,139,344
3,159,000
Glencore Funding LLC, 5.67%, 4/01/35
(b)
3,298,203
2,535,000
Steel Dynamics, Inc., 5.38%, 8/15/34 2,626,214
12,515,693
MULTI-UTILITIES — 0.33%
2,667,000
CMS Energy Corp., 4.70%, 3/31/43 2,324,806
3,125,000
Sempra, 3.80%, 2/01/38 2,685,503
5,010,309
OIL & GAS PRODUCERS — 0.58%
1,797,000
APA Corp., 5.10%, 9/01/40 1,596,766
2,422,000
DT Midstream Inc, 4.13%, 6/15/29
(b)
2,390,071
2,200,000 Plains All American Pipeline LP/PAA Finance Corp.,
5.60%, 1/15/36 2,225,445
2,525,000
Woodside Finance Ltd., 6.00%, 5/19/35 2,629,647
8,841,929
OIL, GAS & CONSUMABLE FUELS — 0.71%
2,033,000
Aker BP ASA, 3.75%, 1/15/30
(b)
1,966,249
1,555,000
Diamondback Energy, Inc., 5.40%, 4/18/34 1,592,202
2,606,000
MPLX LP, 4.50%, 4/15/38 2,376,086
2,134,000
ONEOK, Inc., 7.15%, 1/15/51 2,343,095
2,750,000
Pioneer Natural Resources Co., 1.90%, 8/15/30 2,490,654
10,768,286
REIT — 1.30%
3,279,000 American Tower Trust, Series 2018-1, Class A, 3.65%,
3/15/28
(b)(d)
3,246,425
2,669,000
Extra Space Storage LP, 4.95%, 1/15/33 2,697,880

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
REIT — (continued)
$ 1,770,000 Invitation Homes Operating Partnership LP, 4.15%,
4/15/32 $ 1,718,014
2,254,000
LXP Industrial Trust, 2.70%, 9/15/30 2,066,929
2,550,000
Phillips Edison Grocery Center, 4.95%, 1/15/35 2,514,479
2,269,000 Prologis Targeted US Logistics Fund LP, 5.50%,
4/01/34
(b)
2,357,296
3,371,000
Store Capital LLC, 2.75%, 11/18/30 3,069,011
2,396,000
Tanger Properties LP, 2.75%, 9/01/31 2,168,158
19,838,192
RETAIL - CONSUMER STAPLES — 0.12%
1,744,000
Kroger Co/The, 5.00%, 9/15/34 1,753,634
RETAIL - DISCRETIONARY — 0.16%
2,816,000
Lowe's Cos Inc., 1.70%, 10/15/30 2,501,175
SEMICONDUCTORS — 0.71%
3,762,000
Foundry JV Holdco LLC, 6.15%, 1/25/32
(b)
3,986,546
935,000
Intel Corp, 3.73%, 12/08/47 665,340
2,532,000
Intel Corp, 4.90%, 8/05/52 2,097,426
3,859,000
Microchip Technology Inc., 5.05%, 2/15/30 3,937,682
10,686,994
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.26%
3,981,000
Broadcom, Inc., 4.93%, 5/15/37
(b)
3,929,280
SOFTWARE — 0.53%
3,699,000
Oracle Corp, 5.88%, 9/26/45 3,340,655
2,837,000
Oracle Corp., 6.13%, 8/03/65 2,512,427
2,228,000
Synopsys, Inc., 5.00%, 4/01/32 2,275,036
8,128,118
SPECIALTY FINANCE — 0.89%
1,322,000
AerCap Ireland Capital DAC, 6.15%, 9/30/30 1,413,356
3,115,000
Aircastle Ltd / Aircastle Ireland DAC, 5.00%, 9/15/30
(b)
3,143,806
3,033,000 Ally Financial Inc., 5.54%, 1/17/31 (SOFRINDX + 173
bps)
(c)
3,103,320
2,933,000 American Express Co., 5.44%, 1/30/36 (SOFRINDX +
132 bps)
(c)
3,046,418
2,700,000 Ladder Capital Finance Holdings LLLP, 7.00%,
7/15/31
(b)
2,862,683
13,569,583
TECHNOLOGY HARDWARE — 0.68%
1,959,000
Dell International LLC / EMC Corp, 4.75%, 10/06/32
(e)
1,956,426

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
TECHNOLOGY HARDWARE — (continued)
$ 2,846,000
Dell International LLC / EMC Corp., 5.50%, 4/01/35 $ 2,932,459
2,717,000
Hewlett Packard Enterprise Co, 4.40%, 10/15/30 2,708,688
2,749,000
Motorola Solutions Inc., 4.85%, 8/15/30 2,804,816
10,402,389
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.13%
1,962,000
Hewlett Packard Enterprise Co., 6.35%, 10/15/45 2,011,419
TECHNOLOGY SERVICES — 0.19%
558,000
S&P Global, Inc., 4.80%, 12/04/35
(b)
556,280
2,264,000
Verisk Analytics, Inc., 5.25%, 3/15/35 2,303,950
2,860,230
TELECOMMUNICATIONS — 0.67%
2,622,000
AT&T, Inc., 4.30%, 2/15/30 2,625,312
2,646,000
Sprint Capital Corp., 8.75%, 3/15/32 3,199,957
3,356,000
T-Mobile USA, Inc., 6.00%, 6/15/54 3,412,360
1,035,000
Verizon Communications Inc, 5.88%, 11/30/55 1,022,581
10,260,210
TOBACCO & CANNABIS — 0.36%
2,870,000
BAT Capital Corp., 6.42%, 8/02/33 3,166,861
2,357,000
Philip Morris International, Inc., 5.13%, 2/15/30 2,436,374
5,603,235
TRANSPORTATION & LOGISTICS — 0.53%
2,545,000
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41 2,457,802
2,740,000
Delta Air Lines Inc., 5.25%, 7/10/30 2,815,532
2,875,000
United Airlines Inc, 4.63%, 4/15/29
(b)
2,862,530
8,135,864
Total (Cost $388,333,385) 389,843,384
Principal Amount Fair Value
MUNICIPAL BONDS — 1.06%
Alabama — 0.18%
2,675,000 Alabama Economic Settlement Authority, Economic
Imports, Taxable BP - Settlement Revenue Series B ,
4.26%, 9/15/32
(d)
2,672,977
California — 0.09%
1,145,000 State of California, Build America Bonds, School
Improvements G.O. , 7.63%, 3/1/40
(d)
1,380,448
New York — 0.79%
5,000,000
City of New York NY , 5.68%, 10/1/33 5,357,281

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
New York — (continued)
$ 345,000 Metropolitan Transportation Authority, Taxable Green
Bonds, Green Purpose Revenue Bonds Series C2 ,
5.18%, 11/15/49 $ 318,532
7,130,000 New York City Transitional Finance Authority Future
Tax Secured Revenue, Public Improvements, Taxable
Revenue, Callable 2/1/27 @ 100 , 3.00%, 11/1/33 6,422,820
Total (Cost $16,446,494) 16,152,058
Principal Amount Fair Value
ASSET BACKED SECURITIES — 17.53%
4,543,000 Avis Budget Rental Car Funding AESOP LLC, Series
8A , Class A, 6.02%, 2/20/30
(b)
$ 4,760,763
3,127,000 Avis Budget Rental Car Funding AESOP LLC, Series
2023-1A , Class A, 5.36%, 6/20/30
(b)
3,224,182
8,664,000 BANK5 2025-5YR17, Series 5YR17 , Class A3,
5.23%, 11/15/58
(e)
8,932,623
8,974,000 BANK5 2025-5YR18, Series 5YR18 , Class A3,
5.15%, 12/15/58 9,224,477
6,618,000 BANK5 2025-5YR19, Series 5YR19 , Class A3,
5.27%, 12/15/30 6,839,816
5,741,000
BANK5 Trust, Series 2024-5YR5 , 6.27%, 2/15/29 5,987,608
5,192,000 BANK5 Trust, Series 2024-5YR6 , Class A3, 6.23%,
5/15/57 5,470,811
9,377,000 BANK5 Trust, Series 2024-5YR6 , Class AS, 6.79%,
5/15/57 9,940,399
7,303,000 BBCMS Mortgage Trust 2025-5C38, Series 5C38 ,
Class A3, 5.15%, 11/15/58 7,512,839
13,134,000 Benchmark 2025-V18 Mortgage Trust, Series V18 ,
Class A3, 5.18%, 10/15/30 13,525,438
3,691,000 Benchmark 2025-V19 Mortgage Trust, Series V19 ,
Class A3, 5.25%, 1/15/58 3,812,528
4,382,000 BMO 2025-5C13 Mortgage Trust, Series 5C13 , Class
A3, 5.23%, 12/15/58 4,510,437
2,863,975 BX Trust, Series 2021-RISE , Class C, 5.31%,
11/15/36
(b)
2,861,327
11,500,335 CARLYLE US CLO Ltd., Series 2017-3A , Class
A1R2, 5.27%, 10/21/37
(b)(f)
11,542,771
6,622,510 Carvana Auto Receivables Trust, Series P2 , Class B,
1.27%, 3/10/27 6,599,246
15,000,000 CIFC Funding Ltd., Series 2017-3A , Class AR, 5.42%,
4/20/37 (TSFR3M + 154 bps)
(b)(c)(f)
15,036,150
9,600,000 Dryden CLO Ltd., Series 53A , Class BR, 5.21%,
1/15/31
(b)(f)
9,600,960
17,494,000 Hertz Vehicle Financing III LLC, Series 2A , Class A,
5.48%, 1/27/31
(b)
18,014,437

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 14,967,000 LCM 33 Ltd, Series 33A , Class AR, 5.06%, 7/20/34
(TSFR3M + 118.00 bps)
(b)(c)(f)
$ 14,989,002
7,798,000 Morgan Stanley Bank of America Merrill Lynch, Series
5C2 , Class A3, 5.11%, 11/15/30 7,992,388
3,123,826
MVW LLC, Series 2024-2 , Class A, 4.43%, 3/20/42
(b)
3,129,240
13,027,000 Neuberger Berman Loan Advisers CLO 41 Ltd., Series
41A , Class AR, 4.96%, 4/15/34 (TSFR3M + 105 bps)
(b)
(c)(f)
13,023,352
225,182 New Century Home Equity Loan Trust, Series 4 , Class
M1, 5.19%, 10/25/33
(d)
224,954
13,050,000 OneMain Direct Auto Receivables Trust, Series 1A ,
Class A, 5.41%, 11/14/29
(b)
13,148,437
20,805,000 OneMain Financial Issuance Trust, Series 1A , Class
A1, 1.55%, 6/16/36
(b)
20,247,418
11,353,379 SMB Private Education Loan Trust, Series 2024-E ,
Class A-1A, 5.09%, 10/16/56
(b)
11,529,635
6,991,000 Stack Infrastructure Issuer LLC, Series 1A , Class A2,
5.00%, 5/25/50
(b)
6,906,973
13,303,000 Toyota Auto Loan Extended Note Trust, Series 2025-1A
, Class A, 4.65%, 5/25/38
(b)
13,569,637
7,342,000 Vantage Data Centers Issuer, LLC., Series 2A , Class
A2, 5.24%, 11/15/55
(b)
7,271,463
2,234,000 VDCM Commercial Mortgage Trust 2025-AZ, Series
AZ , Class C, 6.03%, 7/13/44
(b)(c)
2,273,374
5,197,000 Wells Fargo Commercial Mortgage Trust 2025-5C7,
Series 5C7 , Class A3, 5.20%, 12/15/58
(b)
5,345,931
Total (Cost $265,712,203) 267,048,616
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.45%
3,607,000
BANK5 Trust, Series 2023-5YR3, Class AS, 7.56%,
9/15/56 $ 3,849,420
5,789,000
BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%,
12/15/56 $ 6,171,842
2,940,000
BBCMS Mortgage Trust, Series 5C25, Class A3,
5.95%, 3/15/57 $ 3,075,171
2,002,000
BBCMS Mortgage Trust, Series 5C25, Class AS,
6.36%, 3/15/57 $ 2,086,696
5,293,000
Benchmark Mortgage Trust, Series V6, Class AS,
6.38%, 3/15/29 $ 5,532,041
8,434,000
Benchmark Mortgage Trust, Series V5, Class A3,
5.81%, 1/10/57 $ 8,776,545
1,396,000
Benchmark Mortgage Trust, Series V6, Class A3,
5.93%, 3/15/29 $ 1,458,518
6,548,000
Benchmark Mortgage Trust, Series 2024-V7, Class AS,
6.53%, 5/15/56 $ 6,891,555

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
8,156,000
Benchmark Mortgage Trust, Series 2024-V7, Class A3,
6.23%, 5/15/56 $ 8,607,836
3,127,000
Benchmark Mortgage Trust, Series V2, Class AS,
6.54%, 5/15/55 $ 3,251,921
6,847,000
BMO 2025-5C12 Mortgage Trust, Series 5C12, Class
A3, 5.18%, 10/15/58 $ 7,028,834
2,002,000
BMO Mortgage Trust, Series 2023-5C1, 7.36%,
8/15/56 $ 2,113,699
2,665,814
BX Commercial Mortgage Trust, Series 2021-ACNT,
Class C, 5.36%, 11/15/38
(b)(f)
$ 2,662,598
2,614,305
BX Commercial Mortgage Trust, Series 2021-CIP,
Class B, 5.14%, 12/15/38
(b)
$ 2,611,711
4,314,000
CD Mortgage Trust, Series 2016-CD2, Class A4,
3.53%, 11/10/49 $ 4,216,487
530,000
CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 2/10/50 $ 517,309
3,447,000
CFCRE Commercial Mortgage Trust, Series C7, Class
A3, 3.84%, 12/10/54 $ 3,424,692
35,475
CHL Mortgage Pass-Through Trust, Series 3, Class A4,
5.75%, 4/25/34 $ 35,409
1,337,000
Citigroup Commercial Mortgage Trust, Series P7, Class
A4, 3.71%, 4/14/50 $ 1,325,471
8,955
Citigroup Mortgage Loan Trust, Inc., Series NCM2,
Class 3CB2, 6.50%, 8/25/34 $ 8,950
7,241,000
COMM Mortgage Trust, Series COR2, Class A3,
3.51%, 9/10/50 $ 7,145,969
16,831
CSFB Mortgage-Backed Pass-Through Certificates,
Series 1, Class 2A1, 6.50%, 2/25/34 $ 16,864
1,252,791
Fannie Mae-Aces, Series 2019-M9, Class A2, 2.94%,
6/25/29 $ 1,219,461
3,386,000
Freddie Mac Multifamily Structured Pass Through,
Series K153, Class A3, 3.12%, 10/25/31 $ 3,213,019
8,536,000
Freddie Mac Multifamily Structured Pass Through,
Series K155, Class A3, 3.75%, 4/25/33 $ 8,219,943
4,048,697
FRESB Mortgage Trust, Series SB52, Class A10F,
3.48%, 6/25/28 $ 3,986,251
2,209,000
GS Mortgage Securities Trust, Series 2016-GS4, Class
A4, 3.44%, 11/15/49 $ 2,195,223
1,517,000
JP Morgan Chase Commercial Mortgage, Series JP4,
Class A4, 3.65%, 12/15/49
(f)
$ 1,504,634
961,311
JP Morgan Chase Commercial Mortgage, Series C3,
Class B, 5.01%, 2/15/46
(b)
$ 940,724
3,742,000
JPMCC Commercial Mortgage Securities Trust, Series
JP5, Class A5, 3.72%, 3/15/50 $ 3,720,132
5,198,000
Morgan Stanley Bank of America Merrill Lynch Trust,
Series C32, Class A4, 3.72%, 12/15/49 $ 5,156,483

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
8,910,000
Morgan Stanley Capital I, Series HR2, Class A4,
3.59%, 12/15/50 $ 8,803,926
2,562,000
Morgan Stanley Capital I Trust, Series BNK2, Class
A4, 3.05%, 11/15/49 $ 2,513,792
9,850,000
Morgan Stanley Capital I Trust, Series H3, Class A5,
4.18%, 7/15/51 $ 9,834,697
2,597,776
SMR Mortgage Trust, Series 2022-IND, Class A,
5.40%, 2/15/39
(b)(f)
$ 2,597,331
723,000
Wells Fargo Commercial Mortgage Trust, Series C37,
Class A5, 3.79%, 12/15/49 $ 720,037
8,591,000
Wells Fargo Commercial Mortgage Trust, Series C40,
Class A4, 3.58%, 10/15/50 $ 8,509,524
Total (Cost $145,918,732) $ 143,944,715
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.17%
2,107,000 BANK5, Series 2023-5YR4, Class B, 7.86%, 12/15/28 $ 2,259,980
5,728,000
BBCMS Mortgage Trust 2025-5C36, Series 5C36,
Class A3, 5.52%, 8/15/58 $ 5,974,979
2,854,000
Benchmark 2025-V16 Mortgage Trust, Series V16,
Class A3, 5.44%, 8/15/57 $ 2,965,842
891,000 Fannie Mae, Series 2013-70, Class CY, 3.50%, 7/25/43 $ 781,094
407,254 Fannie Mae, Series 2011-38, Class D, 4.50%, 5/25/41
(d)
$ 411,740
128,882 Freddie Mac, Series 3632, Class PK, 5.00%, 2/15/40 $ 131,518
4,134,900 Freddie Mac, Series 5499, Class A, 5.50%, 10/25/52 $ 4,199,496
3,483,525 Freddie Mac, Series 5427, Class HZ, 3.50%, 8/15/42 $ 2,913,086
7,235,095 Freddie Mac, Series 5300, Class AB, 5.50%, 1/25/49 $ 7,333,463
1,013,121 Freddie Mac, Series 4427, Class KA, 2.25%, 7/15/44 $ 963,075
12,906,254 Freddie Mac, 1.50%, 7/25/50 $ 10,302,474
324,000 Freddie Mac, Series 4160, Class HH, 2.50%, 12/15/32 $ 309,031
361,236 Freddie Mac, Series 4136, Class HZ, 3.50%, 11/15/27 $ 359,684
6,956,976 Freddie Mac, Series 4112, Class PB, 4.00%, 9/15/42 $ 6,726,307
719,767 Freddie Mac, Series 3762, Class LN, 4.00%, 11/15/40 $ 693,356
214,784 Freddie Mac, Series 4328, Class KD, 3.00%, 8/15/43 $ 209,079
92,058 Ginnie Mae, Series 2008-51, Class PG, 5.00%, 6/20/38 $ 94,731
2,203,296 Ginnie Mae, Series 2014-2, Class AG, 2.30%, 3/20/40 $ 2,003,552
9,810,982 Ginnie Mae, Series 154, Class GA, 6.00%, 4/20/50 $ 10,080,086
7,775,958 Ginnie Mae, Series 132, Class DV, 6.00%, 7/20/34 $ 7,925,735
9,317,666
Progress Residential Trust, Series SFR1, Class A,
3.40%, 2/17/42
(b)
$ 8,939,835
7,364,000
Vantage Data Centers LLC, Series 1A, Class A2,
5.13%, 8/15/55
b)
$ 7,278,252

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
4,651,000
Wells Fargo Commercial Mortgage Trust 2025-5C5,
Series 5C5, Class A3, 5.59%, 7/15/58 $ 4,857,371
6,180,000
Wells Fargo Commercial Mortgage Trust 2025-5C6,
Series 5C6, Class A3, 5.19%, 10/15/58
(e)
$ 6,355,534
Total (Cost $92,827,690) $ 94,069,300
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — 29.08%
Fannie Mae — 17.49%
155,432 4.50%, 12/01/40, Pool #AH1100 156,609
12,322,838 3.50%, 4/01/52, Pool #FS1475 11,529,306
7,196,981 4.50%, 6/01/52, Pool #FS2157 7,118,276
5,666,525 4.50%, 11/01/52, Pool #FS3809 5,594,508
6,123,994 5.50%, 3/01/53, Pool #FS3925 6,285,049
12,950,088 3.50%, 9/01/50, Pool #FS5284 12,095,800
8,212,866 5.50%, 5/01/53, Pool #FS4571 8,400,959
13,233,599 5.00%, 5/01/53, Pool #FS4929
(d)
13,400,633
9,379,572 5.50%, 7/01/53, Pool #FS5589 9,591,027
7,921,271 6.00%, 6/01/53, Pool #FS6616 8,150,409
23,464,926 , Series 23.00%, 6/01/52, Pool #FS8022
(d)
21,024,413
3,977,357 4.00%, 8/01/51, Pool #FS8708 3,828,474
6,308,109 5.50%, 11/01/54, Pool #FS9801 6,413,360
9,689,316 3.50%, 4/01/52, Pool #FS1185 8,984,891
160,045 5.50%, 8/01/37, Pool #995082 166,928
347,852 3.50%, 6/01/42, Pool #AB5373 331,843
282,525 3.50%, 5/01/43, Pool #AB9368 269,258
48,746 4.50%, 10/01/39, Pool #AC2645 48,831
667,153 4.00%, 12/01/33, Pool #MA1689 662,362
530,763 4.00%, 6/01/46, Pool #MA2653 513,167
393,606 4.00%, 6/01/34, Pool #MA1922 391,598
140,345 4.50%, 11/01/44, Pool #MA2100 140,087
520,003 4.50%, 1/01/45, Pool #MA2158 519,046
363,524 4.00%, 3/01/35, Pool #MA2211 360,465
590,405 4.00%, 3/01/45, Pool #MA2217
(d)
571,933
649,703 4.00%, 11/01/46, Pool #MA2808 628,162
9,989,230 1.50%, 12/01/40, Pool #MA4202 8,544,802
96,932 4.50%, 3/01/41, Pool #AB2467 97,522
1,566,539 4.00%, 5/01/52, Pool #FS1790 1,492,490

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
4,037,791 4.00%, 8/01/40, Pool #FM4673 4,008,650
9,935,542 3.00%, 3/01/50, Pool #FM2870 8,981,770
172,514 4.50%, 5/01/41, Pool #AI1023 172,188
120,846 4.50%, 11/01/41, Pool #AJ4994 121,594
135,097 4.50%, 12/01/41, Pool #AJ7696 135,878
593,018 3.50%, 5/01/43, Pool #AL3605 561,331
480,829 4.50%, 7/01/46, Pool #AS7568 479,350
785,505 3.50%, 8/01/43, Pool #AU0613 748,354
815,649 4.00%, 5/01/47, Pool #BE9598 781,288
1,096,478 4.00%, 8/01/47, Pool #BH5117 1,059,951
2,742,821 4.00%, 4/01/48, Pool #BM3900 2,647,367
2,541,150 3.00%, 11/01/48, Pool #BM5822 2,300,676
8,614,987 4.50%, 11/01/48, Pool #BM7046 8,615,103
7,097,262 2.50%, 9/01/50, Pool #BQ0538 6,046,825
1,017,978 5.00%, 8/01/48, Pool #CA2219 1,034,110
3,481,141 3.50%, 10/01/49, Pool #CA4431 3,247,679
5,884,460 2.00%, 7/01/50, Pool #CA6301 4,826,599
2,937,665 3.00%, 10/01/50, Pool #CA7381 2,607,212
4,158,473 2.50%, 11/01/50, Pool #CA7684 3,564,443
3,677,562 3.00%, 11/01/51, Pool #CB2170 3,263,496
5,481,946 5.00%, 11/01/52, Pool #CB5278 5,502,252
13,125,423 6.00%, 9/01/53, Pool #CB7124
(d)
13,742,141
6,840,304 4.50%, 5/01/53, Pool #CB6304 6,756,429
12,681,208 6.00%, 6/01/54, Pool #CB8755 13,070,162
12,587,653 2.50%, 6/01/52, Pool #FA0543 10,880,328
10,236,316 6.00%, 4/01/54, Pool #FA0566 10,573,118
6,888,267 5.00%, 5/01/55, Pool #FA1475 6,888,503
1,848,733 3.50%, 8/01/38, Pool #FM2472 1,791,937
5,108,268 3.00%, 3/01/50, Pool #FM2714 4,568,475
75,771 5.00%, 6/01/40, Pool #AD4927 77,920
82,058 5.00%, 6/01/40, Pool #AD8718 84,385
$ 266,451,722
Federal Farm Credit Banks Funding Corp. — 0.29%
5,325,000 2.40%, 3/24/36 4,408,224
—

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac — 10.98%
27,082 5.00%, 2/01/37, Pool #ZI5759 27,849
7,896,690 4.50%, 8/01/52, Pool #SD1515 7,796,617
10,242,788 4.50%, 4/01/53, Pool #SD2639 10,099,169
9,971,883 3.50%, 6/01/52, Pool #SD2670 9,362,645
2,603,585 5.00%, 3/01/53, Pool #SD2390 2,615,225
13,371,208 5.50%, 3/01/53, Pool #SD2774
(d)
13,693,245
10,040,380 4.00%, 3/01/53, Pool #SD3107 9,582,921
3,954,754 5.50%, 12/01/54, Pool #SD6940 4,058,313
188,807 3.00%, 1/01/51, Pool #SD8123 167,802
1,035,759 3.00%, 12/01/51, Pool #SD8184 924,263
8,434,543 4.00%, 8/01/52, Pool #SD3617 8,135,807
7,887,441 5.00%, 10/01/52, Pool #SD1710 7,904,459
9,136,347 5.00%, 8/01/53, Pool #SD3814 9,143,533
2,072,015 3.00%, 11/01/49, Pool #QA4336 1,859,444
7,758,587 5.50%, 2/01/53, Pool #QF8052 7,922,514
1,836,418 3.50%, 6/01/50, Pool #RA2794 1,714,453
7,610,822 2.50%, 7/01/50, Pool #RA2970 6,507,950
4,289,896 3.50%, 4/01/52, Pool #RA7191 3,983,349
8,310,630 4.00%, 5/01/52, Pool #RA7306 7,932,617
8,192,772 5.00%, 9/01/52, Pool #RA7936 8,265,571
3,587,624 3.00%, 5/01/40, Pool #RB5049 3,351,565
5,012,938 2.00%, 12/01/40, Pool #RB5090 4,385,912
3,384,521 6.00%, 3/01/55, Pool #SL0528 3,476,739
1,433,594 5.00%, 9/01/53, Pool #SD4220 1,447,680
426,926 4.00%, 2/01/48, Pool #ZT1639 412,770
407,079 4.00%, 6/01/48, Pool #ZT0541 393,517
112,505 3.50%, 7/01/30, Pool #ZS8575 111,705
25,297 4.50%, 10/01/39, Pool #ZI9349 25,354
201,772 5.00%, 7/01/40, Pool #ZJ0194 207,495
19,986 2.50%, 1/01/28, Pool #ZK4918 19,714
227,445 3.50%, 5/01/43, Pool #ZL5915 216,765
1,223,380 3.50%, 1/01/45, Pool #ZL8964 1,164,391
111,713 4.00%, 9/01/44, Pool #ZL8439 107,118
1,794,594 3.50%, 9/01/47, Pool #ZM4305 1,690,822
504,380 3.50%, 1/01/48, Pool #ZM5375 474,374
82,082 5.00%, 6/01/40, Pool #ZA1049 84,410

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac — (continued)
24,164 5.00%, 9/01/40, Pool #ZA1066 24,849
1,196,999 3.50%, 11/01/36, Pool #ZA2439 1,160,758
696,451 4.00%, 4/01/36, Pool #ZA2413 688,024
518,975 3.50%, 8/01/36, Pool #ZA2425 504,124
1,029,832 4.00%, 5/01/37, Pool #ZA2461 1,015,615
115,948 4.00%, 5/01/44, Pool #ZA4468 112,392
6,177 5.00%, 7/01/36, Pool #ZS1139 6,349
301,577 4.00%, 12/01/42, Pool #ZS3671 293,452
21,281 5.00%, 3/01/36, Pool #ZS4230 21,861
69,202 6.50%, 9/01/36, Pool #ZS4257 73,102
60,266 4.00%, 7/01/44, Pool #ZS4573 58,492
1,209,079 3.50%, 5/01/46, Pool #ZS4663 1,143,778
342,306 4.00%, 8/01/46, Pool #ZS4673 330,958
825,776 3.50%, 9/01/46, Pool #ZS4678 783,184
14,070,432 4.50%, 4/01/53, Pool #SL1072
(d)
13,832,268
7,608,529 5.50%, 8/01/55, Pool #SL1812 7,807,766
$ 167,125,049
Ginnie Mae I — 0.00%
39,910 5.00%, 2/15/40, Pool #737037 41,016
—
Ginnie Mae II — 0.32%
5,110,712 4.00%, 7/20/52, Pool #786280 4,845,214
—
Total (Cost $448,778,329) 442,871,225
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 9.41%
68,657,700 United States Treasury Bond, 2.50% , 2/15/45 48,623,597
63,348,000 United States Treasury Bond, 1.38% , 8/15/50 31,146,925
6,599,200 United States Treasury Bond, 4.13% , 11/15/32 6,674,730
19,109,600 United States Treasury Bond, 4.00% , 2/15/34 19,049,883
41,942,200 United States Treasury Bond, 4.25% , 8/15/54 37,921,646
Total (Cost $145,307,821) 143,416,781
Principal Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 0.96%
14,527,800
United States Treasury Inflation Indexed Bonds, 1.88% ,
7/15/35 14,692,182

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
U.S. GOVERNMENT & AGENCIES — (continued)
Total (Cost $14,956,816) $ 14,692,182
Shares Fair Value
MONEY MARKET FUNDS — 0.34%
5,251,998
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.67%
(g)
5,251,998
Total Money Market Funds
(Cost $5,251,998) 5,251,998
Total Investments— 99.90%
(Cost $1,528,323,921) 1,522,114,567
Other Assets in Excess of Liabilities — 0.10% 1,460,690
NET ASSETS — 100.00% $ 1,523,575,257
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2025. The maturity date reflected is the final maturity date.
(d) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2025 is $87,515,603, which represents 5.7% of net assets.
(e) The security was purchased on a when-issued of forward commitment basis.
(f) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(g) Represents the current yield as of report date.
G.O. - General Obligation

Sterling Capital Total Return Bond Fund Futures
Schedule of Investments
December 31, 2025 (Unaudited)
FUTURES CONTRACTS Contracts
Expiration
Date Notional Value
Aggregate
Market Value
of Contracts
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year US Treasury
Note Future 375 03/31/2026 $ 78,325,200 $ 78,295,898 $
(29,302)
CBOT 5 Year US Treasury
Note 495 03/31/2026 54,287,640 54,105,821
(181,819)
Total Futures Contracts $ 132,612,840 $ 132,401,719 $ (211,121)

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments
December 31, 2025 (Unaudited)
c
Principal Amount Fair Value
CORPORATE BONDS — 94.49%
AEROSPACE & DEFENSE — 3.33%
$ 268,000 Boeing Co. (The), 5.71%, 5/01/40 $ 273,568
125,000 Boeing Co. (The), 5.93%, 5/01/60 122,570
411,000 Boeing Co. (The), 6.86%, 5/01/54 461,609
34,000 L3Harris Technologies Inc, 6.15%, 12/15/40 36,985
207,000 L3Harris Technologies, Inc., 5.60%, 7/31/53 205,345
194,000 Lockheed Martin Corp., 4.15%, 6/15/53 155,044
320,000 RTX Corp, 4.35%, 4/15/47 271,174
212,000 RTX Corp., 2.82%, 9/01/51 132,215
1,658,510
ASSET MANAGEMENT — 0.68%
146,000 Ares Management Corp., 5.60%, 10/11/54 138,290
95,000 Blue Owl Finance LLC, Series C10, 4.13%, 10/07/51 66,585
35,000 Brookfield Asset Management Ltd, 6.08%, 9/15/55 35,777
148,000 KKR Group Finance Co. X LLC, 3.25%, 12/15/51
(a)
98,198
338,850
AUTOMOTIVE — 0.56%
173,000 Ford Motor Co., 4.75%, 1/15/43 137,004
134,000 General Motors Co, 6.75%, 4/01/46 143,540
280,544
BANKS — 7.54%
187,000 Bank of America Corp., 4.24%, 4/24/38 174,398
114,000 Bank of America Corp., 2.48%, 9/21/36 100,042
232,000 Bank of America Corp., 4.33%, 3/15/50 (TSFR3M +
178 bps)
(b)
194,899
471,000 Bank of America Corp., 2.68%, 6/19/41 347,282
204,000 Barclays PLC, 3.33%, 11/24/42 (H15T1Y + 130 bps)
(b)
157,395
136,000 Charles Schwab Corp. (The), Series H, 4.00%, 12/31/49
(H15T10Y + 307.90 bps)
(b)(c)
126,968
114,000 Citigroup, Inc., 5.88%, 1/30/42 119,876
81,000 Citigroup, Inc., 3.88%, 1/24/39 71,658
66,000 Citigroup, Inc., 5.32%, 3/26/41 66,084
96,000 FifthThird Bancorp, 8.25%, 3/01/38 117,877
100,000 HSBC Holdings PLC, 6.80%, 6/01/38 111,134
315,000 JPMorgan Chase & Co., 3.16%, 4/22/42 244,677
365,000 JPMorgan Chase & Co., 3.11%, 4/22/41 (TSFR3M +
246 bps)
(b)
286,575
119,000 JPMorgan Chase & Co., 5.53%, 11/29/45
(b)
120,813
161,000 JPMorgan Chase & Co., 4.26%, 2/22/48 136,660
122,000 JPMorgan Chase & Co., 3.88%, 7/24/38 (TSFR3M +
162 bps)
(b)
109,527
200,000 Lloyds Banking Group PLC, 3.37%, 12/14/46 147,327
264,000 Morgan Stanley, 3.97%, 7/22/38 237,925
143,000 Morgan Stanley, 2.48%, 9/16/36 125,742
126,000 S&P Global, Inc., 3.70%, 3/01/52 95,415
143,000 Wells Fargo & Co., 3.07%, 4/30/41 110,909

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
BANKS — (continued)
$ 363,000 Wells Fargo & Co., 5.38%, 11/02/43 $ 352,100
117,000 Wells Fargo & Co. , 5.01%, 4/04/51 (TSFR3M + 450
bps)
(b)
106,922
128,000 Westpac Banking Corp., 2.96%, 11/16/40 97,523
3,759,728
BEVERAGES — 2.85%
227,000 Anheuser-Busch Cos. LLC, 4.90%, 2/01/46 209,950
401,000 Anheuser-Busch InBev Worldwide Inc., 5.55%, 1/23/49 400,121
300,000 Bacardi Ltd., 5.30%, 5/15/48
(a)
267,024
214,000 Constellation Brands, Inc., 3.75%, 5/01/50 155,817
144,000 Diageo Capital PLC, 3.88%, 4/29/43 117,909
154,000 PepsiCo, Inc., 2.75%, 10/21/51 96,623
194,000 PepsiCo, Inc., 4.65%, 2/15/53 170,867
1,418,311
BIOTECH & PHARMA — 1.57%
59,000 AbbVie Inc., 5.60%, 3/15/55 59,106
233,000 CSL Finance PLC, 4.75%, 4/27/52
(a)
200,994
91,000 CSL Finance PLC, 5.42%, 4/03/54
(a)
86,476
200,000 Roche Holdings Inc., 5.22%, 3/08/54
(a)
193,792
200,000 Roche Holdings, Inc., 2.61%, 12/13/51
(a)
121,981
110,000 Wyeth LLC, 5.95%, 4/01/37 118,345
780,694
BIOTECHNOLOGY — 3.18%
131,000 AbbVie, Inc., 4.40%, 11/06/42 116,525
202,000 AbbVie, Inc., 4.45%, 5/14/46 175,575
134,000 AbbVie, Inc., 4.05%, 11/21/39 119,617
116,000 AbbVie, Inc., 5.40%, 3/15/54 112,772
56,000 Amgen, Inc., 5.15%, 11/15/41 54,185
114,000 Amgen, Inc., 2.77%, 9/01/53 67,639
171,000 Amgen, Inc., 4.40%, 2/22/62 133,566
308,000 Amgen, Inc., 5.60%, 3/02/43 309,711
218,000 Amgen, Inc., 5.65%, 3/02/53 213,465
129,000 Baxalta, Inc., 5.25%, 6/23/45 123,115
213,000 Gilead Sciences, Inc., 2.60%, 10/01/40 157,571
1,583,741
CABLE & SATELLITE — 2.53%
481,000 Charter Communications Operating LLC, 6.48%,
10/23/45 452,220
196,000 Charter Communications Operating LLC, 6.83%,
10/23/55 188,131
269,000 Charter Communications Operating LLC, 4.40%,
12/01/61 175,933
182,000 Comcast Corp, 4.00%, 3/01/48 136,900
207,000 Time Warner Cable LLC, 6.55%, 5/01/37 211,235
103,000 Time Warner Cable LLC, 5.88%, 11/15/40 95,311
1,259,730

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
CAPITAL MARKETS — 1.02%
$ 146,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37 $ 162,991
215,000 Intercontinental Exchange, Inc., 4.25%, 9/21/48 179,269
160,000 Jefferies Financial Group, Inc., 6.50%, 1/20/43 166,430
508,690
COMMERCIAL SERVICES & SUPPLIES — 0.23%
175,000 Republic Services, Inc., 2.95%, 1/15/52 113,310
COMMUNICATIONS EQUIPMENT — 0.14%
73,000 Cisco Systems, Inc., 5.30%, 2/26/54 69,972
CONSTRUCTION MATERIALS — 0.45%
60,000 CRH America Finance, Inc., 5.60%, 2/09/56 59,130
88,000 Martin Marietta Materials, Inc., 4.25%, 12/15/47 72,645
106,000 Vulcan Materials Co., 4.50%, 6/15/47 90,688
222,463
CONTAINERS & PACKAGING — 0.63%
27,000 Packaging Corp. of America, 4.05%, 12/15/49 21,403
139,000 Packaging Corp. of America, 3.05%, 10/01/51 90,424
200,000 Smurfit Kappa Treasury ULC, 5.78%, 4/03/54
(a)
200,929
312,756
DIVERSIFIED FINANCIAL SERVICES — 0.46%
116,000 Apollo Global Management, Inc., 5.80%, 5/21/54 113,890
140,000 Corebridge Financial, Inc., 4.40%, 4/05/52 113,576
227,466
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.08%
287,000 AT&T, Inc., 3.50%, 6/01/41 225,753
547,000 AT&T, Inc., 3.85%, 6/01/60 375,280
345,000 AT&T, Inc., 3.65%, 9/15/59 227,513
150,000 Deutsche Telekom AG, 3.63%, 1/21/50
(a)
108,151
204,000 Verizon Communications, Inc., 5.25%, 3/16/37 205,340
127,000 Verizon Communications, Inc., 2.65%, 11/20/40 90,645
275,000 Verizon Communications, Inc., 3.70%, 3/22/61 185,563
149,000 Verizon Communications, Inc., 3.40%, 3/22/41 116,669
1,534,914
E-COMMERCE DISCRETIONARY — 0.30%
150,000 Amazon.com, Inc., 4.65%, 11/20/35 149,393
ELECTRIC UTILITIES — 14.15%
229,000 AEP Transmission Co. LLC, 3.65%, 4/01/50
(d)
169,755
58,000 Alabama Power Co, 5.50%, 3/15/41 57,885
100,000 Alabama Power Co., 3.70%, 12/01/47
(d)
76,323
106,000 Appalachian Power Co, 4.50%, 3/01/49 86,853
74,000 Appalachian Power Co., 5.80%, 10/01/35 78,340
161,000 Baltimore Gas and Electric Co., 2.90%, 6/15/50 102,983
113,000 Berkshire Hathaway Energy Co., 4.25%, 10/15/50 90,359
123,000 Berkshire Hathaway Energy Co., 4.60%, 5/01/53 103,562
83,000 CenterPoint Energy Houston Electric LLC, 4.25%,
2/01/49 68,716

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
ELECTRIC UTILITIES — (continued)
$ 235,000 CenterPoint Energy Houston Electric LLC, 2.90%,
7/01/50
(d)
$ 151,367
66,000 Commonwealth Edison Co., 5.90%, 3/15/36 70,873
155,000 Commonwealth Edison Co., 3.13%, 3/15/51 102,792
113,000 Connecticut Light and Power Co. (The), 4.00%, 4/01/48 89,976
184,000 Consolidated Edison Co. of New York, Inc., 4.45%,
3/15/44 160,403
79,000 Consolidated Edison Co. of New York, Inc., 4.65%,
12/01/48 68,384
145,000 Dominion Energy South Carolina, Inc., 5.10%, 6/01/65 128,469
97,000 DTE Electric Co., 5.85%, 5/15/55 99,549
118,000 DTE Electric Co., 3.75%, 8/15/47 90,470
147,000 DTE Electric Co., 3.65%, 3/01/52 108,222
124,000 Duke Energy Carolinas LLC, 6.10%, 6/01/37 133,518
117,000 Duke Energy Carolinas LLC, 5.35%, 1/15/53 112,241
178,000 Duke Energy Corp., 5.00%, 8/15/52 157,144
92,000 Duke Energy Corp., 6.10%, 9/15/53 95,296
74,000 Duke Energy Florida LLC, 6.35%, 9/15/37 82,129
285,000 Duke Energy Indiana LLC, 3.75%, 5/15/46 222,024
120,000 Duke Energy Ohio, Inc., 3.70%, 6/15/46 91,352
178,000 Duke Energy Progress LLC, 2.90%, 8/15/51 112,012
184,000 Duke Energy Progress LLC, 5.55%, 3/15/55 181,497
240,000 Entergy Louisiana LLC, 5.70%, 3/15/54 238,385
35,000 Entergy Mississippi LLC, 5.80%, 4/15/55 35,207
245,000 Entergy Texas, Inc., 3.55%, 9/30/49 174,670
81,000 Entergy Texas, Inc., 5.80%, 9/01/53 80,826
76,000 Exelon Corp., 5.10%, 6/15/45 70,272
125,000 Exelon Corp., 4.45%, 4/15/46 104,861
154,000 FirstEnergy Corp., 4.85%, 7/15/47 135,572
80,000 FirstEnergy Transmission LLC, 4.55%, 4/01/49
(a)
67,954
120,000 Florida Power & Light Co., 5.80%, 3/15/65 121,902
68,000 Florida Power & Light Co., 5.85%, 5/01/37 71,882
100,000 Florida Power & Light Co., 4.13%, 2/01/42 86,873
85,000 Florida Power & Light Co., 5.60%, 2/15/66 83,667
290,000 Georgia Power Co., 3.70%, 1/30/50 216,782
150,000 Indiana Michigan Power Co., 5.63%, 4/01/53 148,422
107,000 Massachusetts Electric Co., 5.90%, 11/15/39
(a)
112,181
110,000 MidAmerican Energy Co., 4.80%, 9/15/43 100,027
109,000 MidAmerican Energy Co., 2.70%, 8/01/52 66,610
197,000 NextEra Energy Capital Holdings, Inc., 5.55%, 3/15/54 190,282
55,000 Northern States Power Co., 4.50%, 6/01/52 46,718
109,000 Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52 97,074
159,000 PECO Energy Co., 2.85%, 9/15/51 99,105
140,000 Public Service Electric & Gas Co. , 5.38%, 11/01/39 141,944
78,000 Public Service Electric and Gas Co., 5.45%, 8/01/53 76,169
91,000 Public Service Electric and Gas Co., 5.50%, 3/01/55 89,232

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
ELECTRIC UTILITIES — (continued)
$ 65,000 Puget Sound Energy, Inc., 5.64%, 4/15/41 $ 64,937
133,000 Puget Sound Energy, Inc., 2.89%, 9/15/51 84,356
141,000 San Diego Gas & Electric Co., 4.10%, 6/15/49 111,572
132,000 San Diego Gas & Electric Co., 3.32%, 4/15/50 90,927
137,000 Union Electric Co., 3.25%, 10/01/49 93,576
70,000 Union Electric Co., 5.45%, 3/15/53 67,469
61,000 Virginia Electric and Power Co, 5.60%, 9/15/55 59,246
161,000 Virginia Electric and Power Co., 4.00%, 1/15/43 131,782
189,000 Virginia Electric and Power Co., 5.65%, 3/15/55 185,049
584,000 Xcel Energy, Inc., 3.50%, 12/01/49 418,413
7,056,438
ELECTRICAL EQUIPMENT — 0.50%
76,000 Amphenol Corp, 4.63%, 2/15/36 74,459
185,000 Amphenol Corp, 5.30%, 11/15/55 176,733
251,192
ENERGY EQUIPMENT & SERVICES — 0.17%
84,000 Halliburton Co., 4.85%, 11/15/35 82,880
ENTERTAINMENT — 0.10%
77,000 Walt Disney Co. (The), 2.75%, 9/01/49 48,880
EQUITY REAL ESTATE -INVESTMENT TRUSTS -(REITS) — 0.23%
161,000 NNN REIT, Inc., 3.50%, 4/15/51 113,373
FINANCIAL SERVICES — 1.09%
75,000 BlackRock Funding, Inc., 5.35%, 1/08/55 73,097
37,000 BlackRock Funding, Inc., 5.25%, 3/14/54 35,461
101,000 Blackstone Holdings Finance Co. LLC, 6.25%,
8/15/42
(a)
106,583
69,000 Carlyle Holdings II Finance LLC, 5.63%, 3/30/43
(a)
67,708
70,000 KKR Group Finance Co. III LLC, 5.13%, 6/01/44
(a)
65,387
200,000 UBS Group AG, 5.38%, 9/06/45 (USISSO01 + 186
bps)
(a)(b)
196,206
544,442
FOOD — 1.61%
71,000 Cargill, Inc., 4.76%, 11/23/45
(a)
64,137
118,000 Cargill, Inc., 4.38%, 4/22/52
(a)
97,853
69,000 Kraft Heinz Foods Co., 5.00%, 6/04/42 63,314
182,000 Kraft Heinz Foods Co., 4.88%, 10/01/49 156,583
424,000 Mars, Inc., 5.70%, 5/01/55
(a)
422,359
804,246
FOOD & STAPLES RETAILING — 0.23%
157,000 Kenvue , Inc., 2.50%, 9/22/41 113,758
GAS & WATER UTILITIES — 0.52%
61,000 Atmos Energy Corp, 5.45%, 1/15/56
(e)
59,014
309,000 Southern Co Gas Capital Corp., 3.15%, 9/30/51 200,338
259,352

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
GAS UTILITIES — 0.15%
$ 88,000 Atmos Energy Corp., 4.13%, 10/15/44 $ 74,203
HEALTH CARE EQUIPMENT & SUPPLIES — 0.50%
70,000 Abbott Laboratories, 4.90%, 11/30/46
(d)
65,909
100,000 GE HealthCare Technologies, Inc., 6.38%, 11/22/52 109,046
84,000 Stryker Corp., 4.63%, 3/15/46 75,004
249,959
HEALTH CARE FACILITIES & SERVICES — 1.29%
69,000 CVS Health Corp., 6.20%, 9/15/55 70,059
196,000 HCA, Inc., 5.50%, 6/15/47 185,222
162,000 HCA, Inc., 3.50%, 7/15/51 109,804
116,000 HCA, Inc., 6.00%, 4/01/54 115,321
218,000 UnitedHealth Group Inc., 2.75%, 5/15/40 163,035
643,441
HEALTH CARE PROVIDERS & SERVICES — 1.70%
229,000 CVS Health Corp., 5.13%, 7/20/45 206,742
70,000 CVS Health Corp., 5.88%, 6/01/53 67,970
194,000 Elevance Health, Inc., 4.38%, 12/01/47 161,028
154,000 UnitedHealth Group, Inc., 3.75%, 10/15/47 117,586
226,000 UnitedHealth Group, Inc., 3.50%, 8/15/39 188,181
123,000 UnitedHealth Group, Inc., 4.95%, 5/15/62 106,489
847,996
HOTELS, RESTAURANTS & LEISURE — 0.98%
191,000 McDonald's Corp., 4.88%, 12/09/45 174,060
196,000 McDonald's Corp., 3.63%, 9/01/49 144,234
242,000 Starbucks Corp., 3.50%, 11/15/50 169,843
488,137
HOUSEHOLD PRODUCTS — 0.39%
250,000 Haleon US Capital LLC, 4.00%, 3/24/52 196,302
INDEPENDENT POWER/RENEWABLE ELECTRICITY PRODUCERS — 0.12%
70,000 Tennessee Valley Authority, 4.25%, 9/15/52 59,502
INSTITUTIONAL FINANCIAL SERVICES — 0.24%
107,000 Morgan Stanley, 6.38%, 7/24/42 119,084
INSURANCE — 5.04%
122,000 Aon Corp / Aon Global Holdings PLC, 3.90%, 2/28/52 91,273
134,000 Athene Holding Ltd., 3.45%, 5/15/52 84,727
165,000 Athene Holding Ltd., 6.63%, 10/15/54 164,687
301,000 Athene Holding Ltd., 6.25%, 4/01/54 292,714
76,000 Berkshire Hathaway Finance Corp., 4.20%, 8/15/48 63,425
60,000 Berkshire Hathaway Finance Corp., 3.85%, 3/15/52 46,170
164,000 Corebridge Financial, Inc., 6.38%, 9/15/54 (H15T5Y +
264.60 bps)
(b)
165,253
123,000 Enstar Finance LLC, 5.50%, 1/15/42 (H15T5Y +
400.60 bps)
(b)
121,140
122,000 Fidelity National Financial, Inc., 3.20%, 9/17/51 77,101

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
INSURANCE — (continued)
$ 140,000 Global Atlantic Fin Co., 6.75%, 3/15/54
(a)
$ 143,018
125,000 Global Atlantic Fin Co., 7.25%, 3/01/56
(a)
125,586
76,000 Guardian Life Insurance Co. of America (The), 4.88%,
6/19/64
(a)
64,995
91,000 New York Life Insurance Co., 6.75%, 11/15/39
(a)
103,855
115,000 New York Life Insurance Co., 4.45%, 5/15/69
(a)
89,585
93,000 New York Life Insurance Co., 3.75%, 5/15/50
(a)
68,931
124,000 Northwestern Mutual Life Insurance Co. (The), 3.45%,
3/30/51
(a)
86,450
36,000 Northwestern Mutual Life Insurance Co. (The), 6.17%,
5/29/55
(a)
38,207
132,000 Pacific LifeCorp , 3.35%, 9/15/50
(a)
90,903
130,000 Prudential Financial, Inc., 3.70%, 10/01/50 (H15T5Y +
303.50 bps)
(b)
120,918
119,000 SBL Holdings, Inc., 7.20%, 10/30/34
(a)
115,222
76,000 Securian Financial Group, Inc., 4.80%, 4/15/48
(a)
66,028
116,000 Teachers Insurance & Annuity Ass. of America, 6.85%,
12/16/39
(a)
133,016
57,000 Transatlantic Holdings, Inc., 8.00%, 11/30/39 71,193
150,000 W R Berkley Corp., 3.15%, 9/30/61 88,675
2,513,072
INTERACTIVE MEDIA & SERVICES — 0.88%
89,000 Meta Platforms, Inc., 5.75%, 5/15/63 85,476
194,000 Meta Platforms, Inc., 5.40%, 8/15/54 180,481
213,000 Meta Platforms, Inc., 4.45%, 8/15/52 173,341
439,298
INTERNET & DIRECT MARKETING RETAIL — 0.77%
225,000 Amazon.com, Inc., 2.50%, 6/03/50 134,478
445,000 Amazon.com, Inc., 2.70%, 6/03/60 251,572
386,050
INTERNET MEDIA & SERVICES — 0.92%
134,000 Alphabet, Inc., 5.35%, 11/15/45 133,154
204,000 Beignet Investor LLC, 6.58%, 5/30/49
(a)
215,525
115,000 Meta Platforms Inc, 5.50%, 11/15/45 111,667
460,346
IT SERVICES — 0.60%
237,000 Fiserv, Inc., 4.40%, 7/01/49 185,953
129,000 Visa, Inc., 4.30%, 12/14/45 112,608
298,561
LEISURE PRODUCTS — 0.35%
185,000 Mattel, Inc., 5.45%, 11/01/41 173,952
MACHINERY — 0.69%
73,000 Caterpillar Inc., 5.50%, 5/15/55 73,627
111,000 Caterpillar, Inc., 3.80%, 8/15/42 93,226
87,000 Cummins, Inc., 5.45%, 2/20/54 85,720

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
MACHINERY — (continued)
$ 108,000 Deere & Co., 3.90%, 6/09/42 $ 92,894
345,467
MEDIA — 0.89%
229,000 Comcast Corp., 3.25%, 11/01/39 178,924
182,000 Comcast Corp., 2.80%, 1/15/51 105,435
180,000 Comcast Corp., 5.50%, 5/15/64 160,947
445,306
METALS & MINING — 2.10%
242,000 Anglo American Capital PLC, 6.00%, 4/05/54
(a)
242,290
256,000 Freeport-McMoRan Inc., 5.45%, 3/15/43 247,819
107,000 Nucor Corp., 2.98%, 12/15/55 66,536
267,000 Rio Tinto Finance USA PLC, 5.75%, 3/14/55 272,250
95,000 Southern Copper Corp., 5.88%, 4/23/45 97,574
181,000 Steel Dynamics, Inc., 3.25%, 10/15/50 124,025
1,050,494
MULTI-UTILITIES — 1.43%
121,000 CMS Energy Corp., 3.75%, 12/01/50 111,574
126,000 CMS Energy Corp., 4.70%, 3/31/43 109,833
93,000 Dominion Energy, Inc., 4.85%, 8/15/52 79,999
169,000 Dominion Energy, Inc., 3.30%, 4/15/41 128,297
117,000 NiSource, Inc., 4.80%, 2/15/44 105,266
207,000 Sempra, 3.80%, 2/01/38 177,888
712,857
OIL & GAS PRODUCERS — 4.41%
150,000 Aker BP ASA, 5.80%, 10/01/54
(a)
136,379
132,000 APA Corp., 5.25%, 2/01/42
(a)
112,045
165,000 APA Corp., 5.35%, 7/01/49
(a)
137,140
94,000 BP Capital Markets America, Inc., 3.06%, 6/17/41 71,547
100,000 Cheniere Corpus Christi Holdings LLC, 2.74%,
12/31/39 85,266
80,000 ConocoPhillips Co., 4.03%, 3/15/62 58,122
97,000 DCP Midstream Operating LP, 5.60%, 4/01/44 93,576
80,000 Eastern Gas Transmission & Storage, Inc., 4.80%,
11/01/43 70,676
227,000 Enterprise Products Operating LLC, 3.30%, 2/15/53 151,577
84,000 Enterprise Products Operating LLC, 6.45%, 9/01/40 93,472
110,000 Enterprise Products Operating LLC, 6.13%, 10/15/39 118,409
134,000 ONEOK, Inc., 5.85%, 11/01/64 125,721
109,000 Plains All American Pipeline LP/PAA Finance Corp.,
4.70%, 6/15/44 92,748
200,000 Saudi Arabian Oil Co., 5.88%, 7/17/64
(a)
194,240
105,000 Shell Finance US, Inc., 4.55%, 8/12/43 93,918
167,000 TotalEnergies Capital SA, 5.43%, 9/10/64 (FIXED) 156,297
89,000 TransCanada PipeLines Ltd., 6.20%, 10/15/37 94,811
121,000 Williams Cos Inc/The, 6.00%, 3/15/55 122,996
158,000 Woodside Finance Ltd., 5.70%, 9/12/54 148,295

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
OIL & GAS PRODUCERS — (continued)
$ 40,000 Woodside Finance Ltd., 6.00%, 5/19/35 $ 41,658
2,198,893
OIL, GAS & CONSUMABLE FUELS — 3.46%
72,000 Diamondback Energy, Inc., 5.90%, 4/18/64 67,966
211,000 Energy Transfer LP, 5.00%, 5/15/44 182,896
56,000 Energy Transfer LP, 7.50%, 7/01/38 64,834
70,000 Energy Transfer LP, 5.95%, 5/15/54 66,336
63,000 Energy Transfer LP, 5.00%, 5/15/50 52,709
126,000 Energy Transfer LP, 5.35%, 5/15/45 113,951
43,000 Equinor ASA, 5.10%, 8/17/40 42,713
229,000 Exxon Mobil Corp., 4.23%, 3/19/40 210,039
158,000 Kinder Morgan Energy Partners LP, 5.63%, 9/01/41 155,734
72,000 Kinder Morgan, Inc., 5.55%, 6/01/45 69,611
88,000 Kinder Morgan, Inc., 5.45%, 8/01/52 81,814
120,000 MPLX LP, 4.50%, 4/15/38 109,413
82,000 MPLX LP, 4.70%, 4/15/48 68,152
93,000 MPLX LP, 5.20%, 12/01/47 82,908
80,000 MPLX LP, 4.95%, 3/14/52 67,249
117,000 Ovintiv , Inc., 7.10%, 7/15/53 124,329
86,000 Targa Resources Corp., 6.25%, 7/01/52 86,349
73,000 Williams Cos. Inc. (The), 6.30%, 4/15/40 78,637
1,725,640
PHARMACEUTICALS — 1.07%
166,000 Bristol-Myers Squibb Co., 4.25%, 10/26/49 135,632
158,000 Bristol-Myers Squibb Co., 2.35%, 11/13/40 112,382
207,000 Bristol-Myers Squibb Co., 2.55%, 11/13/50 122,408
88,000 Merck & Co., Inc., 2.75%, 12/10/51 54,456
119,000 Zoetis, Inc., 4.70%, 2/01/43 109,227
534,105
REIT — 2.08%
146,000 American Homes 4 Rent LP, 4.30%, 4/15/52 115,985
157,000 American Tower Trust, Series 2018-1, Class A, 3.65%,
3/15/28
(a)
155,441
135,000 Kimco Realty OP LLC, 4.25%, 4/01/45 113,541
83,000 Kimco Realty OP LLC, 4.45%, 9/01/47 70,755
40,000 Mid-America Apartments LP, 2.88%, 9/15/51 25,417
95,000 Prologis LP, 3.00%, 4/15/50 62,675
108,000 Prologis LP, 5.25%, 6/15/53 102,624
70,000 Public Storage Operating Co., 5.35%, 8/01/53 67,686
94,000 Realty Income Corp., 5.38%, 9/01/54 90,636
88,000 Simon Property Group LP, 3.25%, 9/13/49 60,616
113,000 UDR, Inc., 3.10%, 11/01/34 97,838
77,000 VICI Properties LP, 6.13%, 4/01/54 76,711
1,039,925
RETAIL - CONSUMER STAPLES — 0.44%
232,000 Kroger Co/The, 5.50%, 9/15/54 220,934

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
RETAIL - CONSUMER STAPLES — (continued)
RETAIL - DISCRETIONARY — 0.32%
$ 135,000 ERAC USA Finance LLC., 4.50%, 2/15/45
(a)
$ 117,597
69,000 Lowe's Cos Inc, 3.00%, 10/15/50 43,736
161,333
ROAD & RAIL — 1.32%
87,000 CSX Corp., 4.30%, 3/01/48 72,579
92,000 CSX Corp., 6.00%, 10/01/36 99,818
143,000 CSX Corp., 4.50%, 11/15/52 121,334
88,000 Norfolk Southern Corp., 3.95%, 10/01/42 72,944
56,000 Norfolk Southern Corp., 3.40%, 11/01/49 39,568
105,000 Union Pacific Corp., 3.60%, 9/15/37 93,381
212,000 Union Pacific Corp., 2.95%, 3/10/52 135,193
31,000 Union Pacific Corp., 3.38%, 2/14/42 24,379
659,196
SEMICONDUCTORS — 1.65%
64,000 Broadcom Inc, 3.75%, 2/15/51 48,249
373,000 Broadcom Inc, 3.50%, 2/15/41 303,429
177,000 Foundry JV Holdco LLC, 6.40%, 1/25/38
(a)
188,802
59,000 Intel Corp, 3.73%, 12/08/47 41,984
86,000 Intel Corp, 4.90%, 8/05/52 71,240
48,000 Intel Corp, 3.25%, 11/15/49 30,664
151,000 Intel Corp., 5.70%, 2/10/53 140,575
824,943
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.48%
122,000 KLA Corp., 4.95%, 7/15/52 110,711
201,000 Lam Research Corp., 2.88%, 6/15/50 130,381
241,092
SOFTWARE — 3.58%
285,000 Microsoft Corp., 2.53%, 6/01/50 174,007
409,000 Microsoft Corp., 2.68%, 6/01/60 235,529
240,000 Oracle Corp, 6.10%, 9/26/65 211,678
171,000 Oracle Corp., 3.60%, 4/01/50 106,518
65,000 Oracle Corp., 6.13%, 8/03/65 57,564
86,000 Oracle Corp., 4.38%, 5/15/55 59,394
361,000 Oracle Corp., 4.00%, 7/15/46 250,242
129,000 Oracle Corp., 3.85%, 4/01/60 78,825
133,000 Oracle Corp., 3.65%, 3/25/41 97,026
162,000 Oracle Corp., 3.95%, 3/25/51 106,589
135,000 Oracle Corp., 6.90%, 11/09/52 133,397
173,000 Salesforce, Inc., 2.90%, 7/15/51 109,479
78,000 Salesforce, Inc., 3.05%, 7/15/61 47,081
114,000 Synopsys, Inc., 5.70%, 4/01/55 113,087
1,780,416
SPECIALTY FINANCE — 0.49%
296,000 AerCap Ireland Capital DAC, 3.85%, 10/29/41 241,887

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
SPECIALTY RETAIL — 1.22%
$ 141,000 Home Depot, Inc. (The), 3.13%, 12/15/49 $ 96,104
291,000 Home Depot, Inc. (The), 2.75%, 9/15/51 179,766
152,000 Lowe's Cos, Inc., 5.00%, 4/15/40 147,057
262,000 Lowe's Cos, Inc., 3.50%, 4/01/51 181,841
604,768
STEEL — 0.10%
50,000 Steel Dynamics Inc, 5.75%, 5/15/55 49,781
TECHNOLOGY HARDWARE — 0.36%
141,000 Dell International LLC / EMC Corp., 3.45%, 12/15/51 96,018
79,000 Dell International LLC / EMC Corp., 5.40%, 4/15/34 81,127
177,145
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.34%
248,000 Apple, Inc., 2.70%, 8/05/51 154,358
191,000 Apple, Inc., 3.85%, 5/04/43 161,331
203,000 Apple, Inc., 3.85%, 8/04/46 164,492
180,000 Apple, Inc., 2.65%, 5/11/50 112,525
76,000 Hewlett Packard Enterprise Co., 6.35%, 10/15/45 77,914
670,620
TECHNOLOGY SERVICES — 0.19%
120,000 Kyndryl Holdings, Inc., 4.10%, 10/15/41 95,048
TELECOMMUNICATIONS — 2.74%
350,000 AT&T Inc, 5.15%, 11/15/46 320,011
216,000 AT&T Inc, 3.65%, 6/01/51 151,785
65,000 AT&T Inc, 5.55%, 11/01/45 62,597
73,000 Telefonica Emisiones SA, 5.21%, 3/08/47 64,269
339,000 T-Mobile USA, Inc., 4.38%, 4/15/40 304,100
169,000 T-Mobile USA, Inc., 3.60%, 11/15/60 112,277
159,000 T-Mobile USA, Inc., 5.65%, 1/15/53 153,706
173,000 T-Mobile USA, Inc., 5.80%, 9/15/62 170,278
30,000 Verizon Communications Inc, 5.88%, 11/30/55 29,640
1,368,663
TOBACCO — 0.71%
123,000 Altria Group, Inc., 3.88%, 9/16/46 92,441
291,000 Philip Morris International, Inc., 4.38%, 11/15/41 259,106
351,547
TOBACCO & CANNABIS — 0.79%
58,000 Altria Group Inc, 4.25%, 8/09/42 48,398
130,000 BAT Capital Corp., 7.08%, 8/02/53 147,390
90,000 BAT Capital Corp., 4.39%, 8/15/37 82,904
141,000 BAT Capital Corp., 4.54%, 8/15/47 116,963
395,655
TRANSPORTATION & LOGISTICS — 1.12%
172,000 Burlington Northern Santa Fe LLC, 4.90%, 4/01/44 161,856
252,000 Burlington Northern Santa Fe LLC, 5.20%, 4/15/54 237,161
100,000 Burlington Northern Santa Fe LLC., 4.15%, 12/15/48 81,858

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
TRANSPORTATION & LOGISTICS — (continued)
$ 72,943 Polar Tankers, Inc., 5.95%, 5/10/37
(a)
$ 77,902
558,777
WIRELESS TELECOMMUNICATION SERVICES — 0.43%
200,000 America Movil SAB de CV, 6.13%, 3/30/40 212,645
Total (Cost $49,549,907) 47,110,673
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 3.21%
2,181,600
United States Treasury Bond, 2.50% , 2/15/45 1,545,016
82,900
United States Treasury Bond, 2.00% , 11/15/41 57,858
Total (Cost $1,590,862) 1,602,874
Shares Fair Value
MONEY MARKET FUNDS — 0.94%
471,068 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.67%
(f)
471,068
Total Money Market Funds
(Cost $471,068) 471,068
Total Investments— 98.74%
(Cost $51,661,837) 49,234,615
Other Assets in Excess of Liabilities — 1.26% 628,433
NET ASSETS — 100.00% $ 49,863,048
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2025. The maturity date reflected is the final maturity date.
(c) Security is perpetual in nature and has no stated maturity date.
(d) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2025 is $467,354, which represents 0.9% of net assets.
(e) The security was purchased on a when-issued of forward commitment basis.
(f) Represents the current yield as of report date.

Sterling Capital Quality Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — 15.24%
$ 1,466,000 Allegany Park CLO Ltd, Series 1A , Class ARR, 4.98%,
1/20/35 (TSFR3M + 110 bps)
(a)(c)
$ 1,466,015
825,000 ARES XLIV CLO Ltd, Series 44A , Class A1RR,
5.04%, 4/15/34 (TSFR3M + 113 bps)
(a)(b)(c)
825,701
1,250,000 Avis Budget Rental Car Funding AESOP LLC, Series
4A , Class A, 5.49%, 6/20/29
(a)
1,281,552
1,000,000 Avis Budget Rental Car Funding AESOP LLC, Series
8A , Class A, 6.02%, 2/20/30
(a)
1,047,934
928,000 BANK5 2025-5YR17, Series 5YR17 , Class A3,
5.23%, 11/15/58
(d)
956,772
1,309,000
BANK5 Trust, Series 2024-5YR5 , 6.27%, 2/15/29 1,365,229
252,000 BANK5 Trust, Series 2024-5YR6 , Class A3, 6.23%,
5/15/57 265,532
240,000 BANK5 Trust, Series 2024-5YR6 , Class AS, 6.79%,
5/15/57 254,420
1,413,000 Benchmark 2025-V18 Mortgage Trust, Series V18 ,
Class A3, 5.18%, 10/15/30 1,455,112
232,466 BX Trust, Series 2021-RISE , Class C, 5.31%,
11/15/36
(a)
232,251
600,000 Carvana Auto Receivables Trust, Series P3 , Class B,
1.42%, 8/10/27 587,835
1,009,000 Dryden CLO Ltd., Series 53A , Class BR, 5.21%,
1/15/31
(a)(b)
1,009,101
1,420,471 Government National Mortgage Association, Series 27 ,
Class AW, 5.91%, 2/20/51 1,470,494
633,728 Government National Mortgage Association, Series 71 ,
Class BZ, 3.50%, 6/20/49 410,554
1,212,000 Hertz Vehicle Financing III LLC, Series 4A , Class A,
6.15%, 3/25/30
(a)
1,268,679
994,000 Hertz Vehicle Financing III LLC, Series 2A , Class A,
5.48%, 1/27/31
(a)
1,023,571
1,038,725 Hilton Grand Vacations Trust, Series 2024-3A , Class
A, 4.98%, 8/27/40
(a)
1,050,749
1,582,000 LCM 33 Ltd, Series 33A , Class AR, 5.06%, 7/20/34
(TSFR3M + 118.00 bps)
(a)(b)(c)
1,584,326
774,658
MVW LLC, Series 2024-2 , Class A, 4.43%, 3/20/42
(a)
776,001
1,581,000 Neuberger Berman Loan Advisers CLO 41 Ltd., Series
41A , Class AR, 4.96%, 4/15/34 (TSFR3M + 105 bps)
(a)
(b)(c)
1,580,557
415,000 OneMain Direct Auto Receivables Trust, Series 1A ,
Class A, 5.41%, 11/14/29
(a)
418,130
1,012,000 OneMain Financial Issuance Trust, Series 2A , Class A,
3.14%, 10/14/36
(a)(e)
997,683
346,820 Sierra Timeshare Receivables Funding LLC, Series 3A ,
Class A, 4.83%, 8/20/41
(a)
349,835

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 1,345,012 SMB Private Education Loan Trust, Series 2024-F ,
Class A1A, 5.06%, 3/16/54
(a)
$ 1,361,257
144,219 SoFi Professional Loan Program Trust, Series A , Class
A2FX, 2.54%, 5/15/46
(a)(e)
139,527
1,845,415 Tricon Residential Trust, Series 2025-SFR , Class A,
5.06%, 3/17/42 (TSFR1M + 110 bps)
(a)(c)
1,846,880
24,580 United States Small Business Administration, Series
20D , Class 1, 4.36%, 4/01/30
(e)
24,689
242,000 VDCM Commercial Mortgage Trust 2025-AZ, Series
AZ , Class C, 6.03%, 7/13/44
(a)(c)
246,265
Total (Cost $25,144,888) 25,296,651
Principal Amount Fair Value
CORPORATE BONDS — 0.15%
REIT — 0.15%
250,000 American Tower Trust, Series 2018-1, Class A, 3.65%,
3/15/28
(a)(e)
$ 247,516
Total (Cost $250,000) 247,516
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.89%
250,000
BANK Trust, Series 2020-BNK29, Class A4, 2.00%,
11/15/53 $ 221,084
178,000
BANK5 Trust, Series 2023-5YR3, Class AS, 7.56%,
9/15/56 $ 189,963
1,000,000
BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%,
12/15/56 $ 1,066,133
325,000
BBCMS Mortgage Trust, Series C7, Class A5, 2.04%,
4/15/53 $ 293,085
75,000
BBCMS Mortgage Trust, Series 5C25, Class A3,
5.95%, 3/15/57 $ 78,448
51,000
BBCMS Mortgage Trust, Series 5C25, Class AS,
6.36%, 3/15/57 $ 53,158
553,000
Benchmark Mortgage Trust, Series V6, Class AS,
6.38%, 3/15/29 $ 577,974
85,000
Benchmark Mortgage Trust, Series V6, Class A3,
5.93%, 3/15/29 $ 88,807
220,000
Benchmark Mortgage Trust, Series V5, Class A3,
5.81%, 1/10/57 $ 228,935
80,000
Benchmark Mortgage Trust, Series V2, Class AS,
6.54%, 5/15/55 $ 83,196
1,250,000
Benchmark Mortgage Trust, Series B21, Class A5,
1.98%, 12/17/53
(e)
$ 1,105,815
589,492
Benchmark Mortgage Trust, Series B18, Class A5,
1.93%, 7/15/53 $ 523,554

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
167,000
Benchmark Mortgage Trust, Series 2024-V7, Class AS,
6.53%, 5/15/56 $ 175,762
209,000
Benchmark Mortgage Trust, Series 2024-V7, Class A3,
6.23%, 5/15/56 $ 220,578
737,000
BMO 2025-5C12 Mortgage Trust, Series 5C12, Class
A3, 5.18%, 10/15/58
(d)
$ 756,572
51,000
BMO Mortgage Trust, Series 2023-5C1, 7.36%,
8/15/56 $ 53,845
216,105
BX Commercial Mortgage Trust, Series 2021-ACNT,
Class C, 5.36%, 11/15/38
(a)(b)
$ 215,844
589,000
CD Mortgage Trust, Series 2016-CD2, Class A4,
3.53%, 11/10/49
(c)(e)
$ 575,686
700,000
CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 2/10/50 $ 683,238
100,000
CFCRE Commercial Mortgage Trust, Series C7, Class
A3, 3.84%, 12/10/54 $ 99,353
21,285
CHL Mortgage Pass-Through Trust, Series 3, Class A4,
5.75%, 4/25/34 $ 21,245
8,932
Citigroup Mortgage Loan Trust, Inc., Series NCM2,
Class 3CB2, 6.50%, 8/25/34 $ 8,928
250,000
COMM Mortgage Trust, Series COR2, Class A3,
3.51%, 9/10/50
(e)
$ 246,719
7,308
CSFB Mortgage-Backed Pass-Through Certificates,
Series 1, Class 2A1, 6.50%, 2/25/34 $ 7,322
140,000
Freddie Mac Multifamily Structured Pass Through,
Series K159, Class A2, 3.95%, 11/25/30
(b)
$ 139,403
1,000,000
Freddie Mac Multifamily Structured Pass Through,
Series K1522, Class A2, 2.36%, 10/25/36 $ 807,418
291,664
FRESB Mortgage Trust, Series 2017-SB36, Class
A10F, 2.88%, 7/25/27
(e)
$ 286,615
64,000
GS Mortgage Securities Trust, Series GC47, Class A5,
2.38%, 5/12/53 $ 58,884
500,000
GS Mortgage Securities Trust, Series GSA2, Class A5,
2.01%, 12/12/53
(e)
$ 441,351
500,000
GS Mortgage Securities Trust, Series 2016-GS4, Class
A4, 3.44%, 11/15/49
(e)
$ 496,882
185,000
JP Morgan Chase Commercial Mortgage, Series JP4,
Class A4, 3.65%, 12/15/49
(b)
$ 183,492
67,432
JP Morgan Chase Commercial Mortgage, Series C3,
Class B, 5.01%, 2/15/46
(a)
$ 65,988
500,000
Morgan Stanley Bank of America Merrill Lynch Trust,
Series C32, Class A4, 3.72%, 12/15/49
(e)
$ 496,006
659,333
Morgan Stanley Capital I Trust, Series HR8, Class A4,
2.04%, 7/15/53 $ 597,485
435,000
Morgan Stanley Capital I Trust, Series H3, Class A5,
4.18%, 7/15/51 $ 434,324

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
232,582
SMR Mortgage Trust, Series 2022-IND, Class A,
5.40%, 2/15/39
(a)(b)
$ 232,542
50,000
Wells Fargo Commercial Mortgage Trust, Series C37,
Class A5, 3.79%, 12/15/49 $ 49,795
300,000
Wells Fargo Commercial Mortgage Trust, Series C40,
Class A4, 3.58%, 10/15/50 $ 297,155
220,800
Wells Fargo Commercial Mortgage Trust, Series C56,
Class A5, 2.45%, 6/15/53 $ 204,638
300,000
Wells Fargo Commercial Mortgage Trust, Series C58,
Class A4, 2.09%, 7/15/53 $ 269,202
500,000
Wells Fargo Commercial Mortgage Trust, Series C57,
Class A4, 2.12%, 8/15/53 $ 454,922
Total (Cost $13,790,622) $ 13,091,346
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 29.40%
1,500,000
BANK Trust, Series 2023-BNK46, Class A4, 5.75%,
8/15/56 $ 1,581,585
1,500,000
BANK Trust, Series 2024-BNK47, Class A5, 5.72%,
6/15/57 $ 1,591,232
208,000 BANK5, Series 2023-5YR4, Class B, 7.86%, 12/15/28 $ 223,102
589,000
BBCMS Mortgage Trust 2025-5C36, Series 5C36,
Class A3, 5.52%, 8/15/58 $ 614,397
295,000
Benchmark 2025-V16 Mortgage Trust, Series V16,
Class A3, 5.44%, 8/15/57 $ 306,560
1,495,000
Benchmark Mortgage Trust, Series 2023-B39, Class
A5, 5.75%, 7/15/56 $ 1,581,959
1,500,000
BMO Mortgage Trust, Series 2023-C7, Class A5,
6.16%, 12/15/56 $ 1,608,408
275,607
Chase Home Lending Mortgage Trust, Series 2019-
ATR2, Class A3, 3.50%, 8/25/49
(a)
$ 251,407
825,833
Fannie Mae, Series 2010-150, Class YL, 4.00%,
1/25/41 $ 761,853
500,935 Fannie Mae, Series 2009-28, Class HX, 5.00%, 5/25/39 $ 512,018
539,756 Fannie Mae, Series 2008-2, Class PH, 5.50%, 2/25/38 $ 552,246
540,030 Fannie Mae, Series 59, Class DH, 6.50%, 7/25/36 $ 580,472
103,692 Fannie Mae, Series 2003-21, Class OW, 4.00%, 3/25/33 $ 103,140
640,903 Fannie Mae, Series 20, Class KL, 3.50%, 1/25/48 $ 535,376
662,399 Fannie Mae, Series 2015-65, Class BL, 3.50%, 9/25/49 $ 545,838
1,888,921 Fannie Mae, Series 56, Class AQ, 2.00%, 8/25/50 $ 1,537,181
24,674 Fannie Mae, Series 2003-19, Class AR, 5.50%, 3/25/33 $ 25,445
301,209 Fannie Mae, Series 2020-10, Class Q, 3.00%, 3/25/50 $ 263,828
423,355 Fannie Mae, Series 12, Class LC, 2.00%, 3/25/50 $ 357,607

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
711,755 Fannie Mae, Series 5, Class MG, 3.50%, 2/25/50 $ 656,038
1,495,000 Fannie Mae, Series 2017-42, Class HL, 3.00%, 6/25/47 $ 1,403,283
1,091,870 Fannie Mae, Series 73, Class DZ, 3.00%, 10/25/46
(e)
$ 976,752
3,156,922 Fannie Mae, Series 2015-65, Class CZ, 3.50%, 9/25/45 $ 2,762,388
776,808
Fannie Mae, Series 2011-131, Class PB, 4.50%,
12/25/41 $ 783,784
590,000
Fannie Mae REMICS, Series 22, Class DY, 2.50%,
4/25/50 $ 431,860
895,072 Freddie Mac, Series 4795, Class JB, 4.00%, 5/15/48 $ 864,890
697,581 Freddie Mac, Series 5067, Class DP, 2.00%, 1/25/51 $ 601,816
2,013,092 Freddie Mac, Series 4841, Class PZ, 4.50%, 9/15/48 $ 1,962,189
3,171,017 Freddie Mac, Series 4938, Class KA, 2.50%, 10/25/49 $ 2,787,586
673,062 Freddie Mac, Series 4941, Class MB, 3.00%, 7/25/49 $ 609,935
332,968 Freddie Mac, Series 5115, Class G, 2.50%, 9/25/50 $ 286,054
94,770 Freddie Mac, Series 2768, Class PC, 4.00%, 3/15/34 $ 92,363
2,423,791 Freddie Mac, Series 5427, Class HZ, 3.50%, 8/15/42 $ 2,026,887
39,481 Freddie Mac, Series 2485, Class WG, 6.00%, 8/15/32 $ 41,310
130,996 Freddie Mac, Series 3042, Class PZ, 5.75%, 9/15/35 $ 138,583
59,425 Freddie Mac, Series 3440, Class EM, 5.00%, 4/15/38 $ 61,325
475,000 Freddie Mac, Series 4650, Class JE, 3.00%, 7/15/46 $ 424,735
1,731,063 Freddie Mac, Series 5419, Class Z, 4.00%, 4/15/44 $ 1,522,485
1,000,000 Freddie Mac, Series 4507, Class GB, 3.00%, 9/15/45 $ 899,307
392,911 Freddie Mac, Series 4136, Class HZ, 3.50%, 11/15/27 $ 391,223
22,741 Freddie Mac, Series 4293, Class MH, 3.00%, 12/15/41 $ 22,085
28,626 Freddie Mac, Series 4215, Class LD, 2.00%, 7/15/41 $ 28,057
92,322 Freddie Mac, Series 4173, Class NB, 3.00%, 3/15/43 $ 85,408
119,000 Freddie Mac, Series 4160, Class HH, 2.50%, 12/15/32
(e)
$ 113,502
628,000 Freddie Mac, Series 4135, Class AY, 2.00%, 11/15/42 $ 527,961
724,000 Freddie Mac, Series 4125, Class JC, 2.50%, 11/15/42 $ 580,138
215,000 Freddie Mac, Series 4097, Class CU, 1.50%, 8/15/27 $ 210,759
208,728 Freddie Mac, Series 4094, Class ME, 2.50%, 8/15/42 $ 189,733
515,500 Freddie Mac, Series 4088, Class CD, 3.00%, 8/15/42 $ 428,330
849,728 Freddie Mac, Series 3895, Class PW, 4.50%, 7/15/41 $ 858,340
77,800 Freddie Mac, Series 3816, Class HM, 4.50%, 5/15/40 $ 78,623
200,000 Freddie Mac, Series 3815, Class TB, 4.50%, 2/15/41 $ 194,728
500,000 Freddie Mac, Series 3714, Class PB, 4.75%, 8/15/40
(e)
$ 501,554
71,852 Freddie Mac, Series 4352, Class ZX, 4.00%, 4/15/44 $ 69,288

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
707,964 Freddie Mac Principal Strips, Series 236, –%, 4/01/36 $ 589,182
124,345 Freddie Mac Principal Strips, Series 219, –%, 3/01/32 $ 113,883
37,622 Ginnie Mae, Series 2004-69, Class GC, 5.50%, 4/20/34 $ 37,998
304,102 Ginnie Mae, Series 2005-60, Class WZ, 5.50%, 9/20/35 $ 312,170
136,432
Ginnie Mae, Series 2007-57, Class ZA, 5.75%,
10/20/37 $ 138,777
712,000 Ginnie Mae, Series 2017-75, Class DL, 3.00%, 3/20/47 $ 609,667
750,000
Ginnie Mae, Series 2011-135, Class PG, 3.00%,
10/16/41 $ 680,112
461,404 Ginnie Mae, Series 126, Class A, 2.50%, 11/16/46 $ 442,166
258,008 Ginnie Mae, Series 79, Class V, 2.80%, 3/16/29 $ 252,553
863,000 Ginnie Mae, Series 2019-6, Class JK, 3.50%, 1/20/49 $ 777,450
1,000,000 Ginnie Mae, Series 81, Class AL, 4.50%, 8/20/40 $ 970,459
3,558,967
Government National Mortgage Association, Series 90,
Class AB, 3.00%, 7/20/49 $ 3,223,757
785,000
Vantage Data Centers LLC, Series 1A, Class A2,
5.13%, 8/15/55
(a)
$ 775,859
1,500,000
Wells Fargo Commercial Mortgage Trust, Series 2024-
C63, Class A5, 5.31%, 8/15/57 $ 1,551,375
477,163
Wells Fargo Commercial Mortgage Trust 2025-5C5,
Series 5C5, Class A3, 5.59%, 7/15/58 $ 498,335
665,000
Wells Fargo Commercial Mortgage Trust 2025-5C6,
Series 5C6, Class A3, 5.19%, 10/15/58
(d)
$ 683,889
Total (Cost $48,973,819) $ 48,804,585
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — 39.50%
Fannie Mae — 25.20%
84,298 4.00%, 3/01/41, Pool #AH4008 82,835
564,233 3.50%, 4/01/52, Pool #FS1260 526,504
1,019,323 4.00%, 8/01/51, Pool #FS1976 985,257
510,599 4.50%, 6/01/52, Pool #FS2157 505,016
456,545 5.50%, 3/01/53, Pool #FS3925 468,551
1,541,579 6.00%, 10/01/41, Pool #FS4183 1,629,606
771,068 3.50%, 9/01/50, Pool #FS5284 720,202
853,917 4.00%, 5/01/53 820,587
1,067,971 6.00%, 6/01/53, Pool #FS6616 1,098,864
2,632,844 6.00%, 5/01/54, Pool #FM2472 2,720,567
3,456,150 4.50%, 9/01/53, Pool #FS8829 3,395,171
3,232,904 5.50%, 11/01/54, Pool #FS9455 3,306,677
3,249,390 5.00%, 10/01/54, Pool #FS9535 3,247,859

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
1,628,186 5.00%, 4/01/55, Pool #CC0236 1,627,421
41,198 5.50%, 6/01/38, Pool #984277
(e)
43,012
23,579 5.50%, 8/01/38, Pool #995072 24,589
30,221 4.50%, 9/01/39, Pool #AC1830 30,482
22,214 4.50%, 6/01/41, Pool #AC9298 22,306
32,675 4.50%, 10/01/44, Pool #MA2066 32,615
92,270 4.00%, 12/01/44, Pool #MA2127 89,420
96,507 4.50%, 1/01/45, Pool #MA2158 96,330
66,333 4.00%, 11/01/46, Pool #MA2808 64,134
1,422,149 2.00%, 12/01/41, Pool #MA4501 1,236,107
646,067 3.50%, 2/01/52, Pool #MA4550 601,700
637,589 3.00%, 8/01/50, Pool #FS0973 575,859
426,652 6.00%, 8/01/43, Pool #MA5129 441,192
1,583,935 3.00%, 9/01/51, Pool #FM8821 1,413,432
265,232 3.00%, 5/01/51, Pool #FM7346 236,683
53,142 3.50%, 2/01/41, Pool #AH5646 51,173
58,114 5.00%, 7/01/41, Pool #AI5595 59,721
102,002 4.00%, 9/01/41, Pool #AJ1717 99,780
95,897 4.00%, 10/01/45, Pool #AL7487 92,808
109,095 3.50%, 3/01/45, Pool #AS4552 103,620
690,648 3.00%, 10/01/46, Pool #BC4764 626,375
89,800 3.00%, 2/01/47, Pool #BE2329 81,420
45,771 4.00%, 5/01/47, Pool #BE9598 43,842
42,086 4.50%, 11/01/47, Pool #BM3286 42,073
2,778,190 4.00%, 12/01/47, Pool #BM5019 2,704,806
724,425 3.00%, 3/01/52, Pool #BV4143 647,408
2,971,034 4.50%, 10/01/52, Pool #BW9905 2,921,144
48,497 4.50%, 5/01/48, Pool #CA1711 48,038
185,817 4.50%, 3/01/34, Pool #CA3294 188,568
1,204,486 3.50%, 6/01/50, Pool #CA6097 1,122,318
166,359 3.00%, 7/01/50, Pool #CA6421 147,672
169,278 3.00%, 7/01/50, Pool #CA6422 150,289
251,696 3.00%, 11/01/51, Pool #CB2170 223,357
2,812,498 3.50%, 5/01/52, Pool #CB3593 2,620,020
401,778 5.00%, 11/01/52, Pool #CB5278 403,266
1,153,842 5.50%, 2/01/54, Pool #FA0202 1,176,325

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
1,095,816 6.00%, 4/01/54, Pool #FA0566 1,131,871
380,480 2.50%, 3/01/51, Pool #FM6523 326,009
868,026 2.50%, 8/01/51, Pool #FM8438 748,696
29,526 4.50%, 10/01/40, Pool #AE4855 29,721
$ 41,833,298
Federal Home Loan Banks — 0.29%
550,000 1.90%, 10/07/31 488,259
—
Freddie Mac — 13.78%
14,568 5.50%, 10/01/39, Pool #ZI9359 15,179
541,651 5.00%, 1/01/53, Pool #RA8382 543,657
861,333 3.00%, 2/01/52, Pool #RA6664 766,742
770,083 5.50%, 2/01/53, Pool #QF8052 786,354
531,478 2.50%, 7/01/51, Pool #QC4230 459,116
826,517 3.00%, 8/01/51, Pool #SD8162 731,571
3,206,719 5.50%, 11/01/54, Pool #SD6622 3,285,255
2,348,140 6.00%, 9/01/54, Pool #SD6558 2,432,558
1,319,935 4.00%, 12/01/52, Pool #SD5808 1,264,941
635,158 5.50%, 6/01/54, Pool #SD5479 651,400
1,041,191 6.00%, 7/01/53, Pool #SD3223 1,073,929
813,289 5.50%, 6/01/53, Pool #SD3136 830,873
845,400 5.00%, 6/01/53, Pool #SD3128 849,434
975,792 4.50%, 5/01/53, Pool #SD2952 963,325
3,253,543 5.00%, 2/01/53, Pool #SD2473 3,245,466
915,240 4.50%, 8/01/52, Pool #SD1515 903,641
581,506 4.50%, 6/01/52, Pool #SD1265 573,509
650,175 5.00%, 10/01/52, Pool #SD1710 651,578
25,042 5.00%, 4/01/40, Pool #ZI9910 25,752
48,497 4.00%, 12/01/40, Pool #ZJ0811 47,655
46,629 4.00%, 11/01/40, Pool #ZJ0654 45,715
121,891 3.50%, 8/01/42, Pool #ZL3508 116,281
77,140 4.00%, 4/01/46, Pool #ZM1015 74,599
75,348 3.50%, 12/01/47, Pool #ZM5123 70,782
137,256 2.00%, 8/01/40, Pool #RB5076 121,924
18,258 5.00%, 8/01/40, Pool #ZA1056 18,776
111,369 4.00%, 5/01/37, Pool #ZA2461 109,832

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac — (continued)
73,122 3.00%, 1/01/46, Pool #ZS4646 66,658
22,709 4.00%, 11/01/32, Pool #ZS8993 22,614
1,514,780 4.00%, 6/01/48, Pool #ZT0541 1,464,316
151,124 3.50%, 3/01/43, Pool #ZT1107 143,531
92,686 3.50%, 3/01/45, Pool #ZT1164 88,027
42,310 5.50%, 4/01/40, Pool #ZA1042 44,225
370,569 6.00%, 2/01/43, Pool #RB5221 382,120
$ 22,871,335
Ginnie Mae II — 0.23%
399,781 4.00%, 7/20/52, Pool #786280 379,013
6,140 4.00%, 12/20/40, Pool #755678 5,936
384,949
Total (Cost $65,539,369) 65,577,841
Principal Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 1.76%
2,910,978 Freddie Mac Pool, 5.00% , 4/01/55 2,928,712
Total (Cost $2,932,752) 2,928,712
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 4.04%
2,158,200 United States Treasury Bond, 1.88% , 11/15/51
(e)
1,192,911
2,644,100 United States Treasury Bond, 2.38% , 2/15/42
(e)
1,946,305
1,500,000 United States Treasury Note, 1.13% , 2/15/31 1,320,645
2,251,000 United States Treasury Note, 4.00% , 2/15/34 2,243,966
Total (Cost $7,314,431) 6,703,827
Shares Fair Value
MONEY MARKET FUNDS — 1.63%
2,704,728
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.67%
(f)
2,704,728
Total Money Market Funds
(Cost $2,704,728) 2,704,728
Total Investments— 99.66%
(Cost $166,730,609) 165,435,206
Other Assets in Excess of Liabilities — 0.34% 565,833
NET ASSETS — 100.00% $ 166,001,039

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of
1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2025. The maturity date reflected is the final maturity date.
(d) The security was purchased on a when-issued of forward commitment basis (Note 3)
(e) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2025 is
$9,832,525, which represents 5.9% of net assets.
(f) Represents the current yield as of report date.

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 98.50%
North Carolina — 98.50%
$ 575,000 Brunswick County, NC, Enterprise Systems Revenue,
Callable 2/1/33 @ 100 , 5.00%, 2/1/41 $ 624,080
500,000 Brunswick County, NC, Enterprise Systems Revenue,
Callable 2/1/33 @ 100 , 5.00%, 2/1/42 537,887
1,100,000 Cabarrus County, NC, Refunding Revenue Bonds
Series A , 5.00%, 6/1/31 1,241,653
2,000,000 Charlotte, NC, Current Refunding G.O. Series A,
Callable 6/1/29 @ 100 , 5.00%, 6/1/34 2,148,102
2,000,000 Charlotte, NC, Public Facilities, Certification of
Participation Series B, Callable 12/1/31 @ 100 ,
5.00%, 12/1/32 2,260,073
2,275,000 Charlotte, NC, Recreational Facilities Improvements
Revenue, Callable 12/1/28 @ 100 , 5.00%, 12/1/33 2,415,664
1,520,000 Charlotte, NC, Recreational Facilities Improvements
Revenue, Callable 12/1/28 @ 100 , 5.00%, 12/1/34 1,610,696
2,650,000 Charlotte, NC, Water & Sewer System Revenue,
Refunding Revenue Bonds Series A, Callable 7/1/32 @
100 , 5.00%, 7/1/39 2,934,827
1,130,000 Chatham County, NC, Refunding Revenue (County
Guaranteed) , 5.00%, 12/1/28 1,172,734
1,760,000
City of Asheville NC Water System Revenue ,
5.00%, 8/1/42 1,922,499
1,500,000
City of Charlotte NC Water & Sewer System Revenue ,
5.00%, 7/1/31 1,699,785
1,720,000
City of Fayetteville NC Public Works Comm. Rev. ,
5.00%, 3/1/40 1,895,067
2,000,000
City of Greensboro NC , 5.00%, 4/1/41 2,169,967
850,000
City of Winston-Salem NC , 5.00%, 6/1/31 962,224
2,100,000 Concord, NC, Recreational Facility Improvements
G.O., Callable 9/1/33 @ 100 , 5.00%, 9/1/34 2,439,853
720,000
County of Ashe NC , 5.00%, 6/1/38 816,278
500,000
County of Ashe NC , 5.00%, 6/1/39 563,293
2,210,000
County of Forsyth, NC , 5.00%, 6/1/30 2,450,373
2,060,000
County of Guilford NC , 5.00%, 3/1/39 2,362,437
2,000,000
County of Guilford NC , 5.00%, 3/1/32 2,290,676
2,000,000
County of Iredell NC , 5.00%, 4/1/37 2,331,665
2,000,000
County of Mecklenburg NC , 5.00%, 2/1/31 2,250,313
2,185,000
County of Orange NC , 5.00%, 10/1/38 2,520,817
1,795,000
County of Transylvania, NC , 5.00%, 4/1/30 1,981,079
1,450,000
County of Wake NC , 5.00%, 4/1/39 1,664,726
1,150,000
Currituck County, NC, Callable 4/1/33 @ 100 ,
5.00%, 4/1/36 1,302,837

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina — (continued)
$ 1,150,000
Currituck County, NC, Callable 4/1/33 @ 100 ,
5.00%, 4/1/37 $ 1,295,060
1,000,000
Currituck County, NC, Callable 4/1/33 @ 100 ,
5.00%, 4/1/38 1,118,142
1,000,000
Durham County, NC, Current Refunding G.O. ,
5.00%, 6/1/29 1,085,662
1,000,000 Elizabeth City State University, Board of Governors
of NC, Advance Refunding Revenue Bonds, Callable
4/1/29 @ 100 (AGM) , 5.00%, 4/1/40 1,031,961
1,690,000 Fayetteville, NC, Public Works Commission, Electric
Light & Power Improvements Revenue, Callable 3/1/24
@ 100 , 5.00%, 3/1/29 1,779,337
1,180,000
Fuquay-Varina NC Combined Utilities Revenue ,
5.00%, 2/1/38 1,333,864
2,000,000 Greensboro, NC, Recreational Facility Improvements
G.O. Series B, Callable 4/1/32 @ 100 , 5.00%, 4/1/40 2,186,978
880,000 Johnston County, NC, Water Utility Improvements
Revenue Bonds, Callable 4/1/33 @ 100 , 5.00%, 4/1/39 979,186
1,000,000
Macon County, NC , 5.00%, 10/1/41 1,096,963
1,100,000
Mecklenburg County, NC, Limited Obligations ,
5.00%, 2/1/38 1,261,410
1,100,000
Nash Health Care Systems , 5.00%, 2/1/32 1,218,287
1,000,000 North Carolina Agricultural & Technical State
University, Refunding Revenue Series A ,
5.00%, 10/1/52 1,034,705
500,000 North Carolina Agricultural & Technical State
University, Refunding Revenue Series A ,
5.00%, 10/1/48 520,762
500,000 North Carolina Agricultural & Technical State
University, Refunding Revenue Series A ,
5.00%, 10/1/43 532,418
2,345,000 North Carolina Capital Facilities Finance Agency, The
Arc of North Carolina Project, Refunding Revenue
(Housing and Urban Development, Section 8), Callable
10/1/27 @ 100 , 5.00%, 10/1/34 2,356,274
1,000,000 North Carolina Central University, University &
College Improvements, Revenue Bonds, Callable
4/1/29 @ 100 , 5.00%, 4/1/37 1,045,006
1,205,000 North Carolina Central University, University &
College Improvements, Revenue Bonds, Callable
4/1/29 @ 100 , 5.00%, 4/1/33 1,276,946
1,000,000
North Carolina Housing Finance Agency , 6.25%, 1/1/56 1,124,102
1,000,000
North Carolina Medical Care Commission ,
5.00%, 6/1/55 1,091,236

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina — (continued)
$ 2,500,000
North Carolina Medical Care Commission ,
5.00%, 2/1/51 $ 2,504,138
2,000,000 North Carolina Medical Care Commission, Advance
Refunding Revenue Bonds, Vidant Health, Callable
6/1/25 @ 100 , 5.00%, 6/1/40
(a)
2,001,421
1,500,000 North Carolina Medical Care Commission, Health,
Hospital and Nursing Home Improvements, Revenue
Bonds Series A, Callable 1/1/30 @ 100 , 5.00%, 7/1/32 1,625,718
3,000,000 North Carolina State, Advance Refunding Revenue
Bonds Series B, Callable 5/1/27 @ 100 , 5.00%, 5/1/30
(a)
3,096,355
1,100,000 North Carolina State, Advance Refunding Revenue
Bonds Series B, Callable 5/1/27 @ 100 , 5.00%, 5/1/28 1,136,141
2,000,000 North Carolina State, Build North Carolina Bonds,
Highway Improvements Revenue Bonds Series A,
Callable 5/1/29 @ 100 , 5.00%, 5/1/31 2,152,672
1,100,000 North Carolina Turnpike Authority, Senior Lien,
Advance Refunding Revenue, Callable 1/1/27 @ 100
(AGM) , 5.00%, 1/1/28 1,123,346
1,060,000 Pitt County, NC, Advance Refunding Revenue Bonds
Series B, Callable 10/1/26 @ 100 , 5.00%, 4/1/30 1,078,947
2,000,000 Raleigh, NC, Combined Enterprise System Revenue,
Current Refunding Revenue Bonds, Callable 9/1/33 @
100 , 5.00%, 9/1/48 2,110,507
2,200,000 Raleigh, NC, Refunding Notes G.O. Series A, Callable
4/1/33 @ 100 , 5.00%, 4/1/40 2,437,839
1,025,000 Raleigh, NC, Refunding Notes G.O. Series A, Callable
4/1/33 @ 100 , 5.00%, 4/1/36 1,170,418
1,000,000
State of North Carolina , 5.00%, 3/1/33 1,068,931
1,470,000
Town of Apex, NC, Callable 2/1/33 @ 100 ,
5.00%, 2/1/35
(a)
1,686,996
1,195,000 Town of Fuquay-Varina NC, Multi-Utility
Improvements G.O. , 5.00%, 8/1/31 1,356,140
1,080,000
Town of Garner NC, Public Improvements G.O. ,
5.00%, 2/1/31 1,213,518
1,080,000 Town of Garner NC, Public Improvements G.O.,
Callable 2/1/33 @ 100 , 5.00%, 2/1/34 1,241,442
1,730,000
Town of Holly Springs NC , 5.00%, 2/1/33
(a)
2,004,702
1,005,000
Town of Huntersville, NC , 5.00%, 12/1/28 1,078,660
1,030,000 Union County, NC, Public Improvements Bonds G.O.,
Callable 3/1/32 @ 100 , 5.00%, 3/1/34 1,168,352
740,000
University of North Carolina at Chapel Hill ,
5.00%, 12/1/33 838,372
1,500,000 University of North Carolina at Chapel Hill, Current
Refunding Revenue Bonds Series B, Callable 12/1/31
@ 100 , 5.00%, 12/1/36 1,667,607

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina — (continued)
$ 1,100,000 University of North Carolina at Wilmington, Current
Refunding Revenue Bonds Series B, Callable 10/1/29
@ 100 , 5.00%, 10/1/34 $ 1,184,609
1,585,000 Wake County, NC, Public Improvements, G.O. Series
A, Callable 3/1/28 @ 100 , 5.00%, 3/1/30 1,671,511
1,725,000 Wake County, NC, Refunding Revenue Bonds Series A,
Callable 8/1/28 @ 100 , 5.00%, 8/1/32 1,826,903
350,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.25%, 6/1/40 386,657
375,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.00%, 6/1/37 416,712
375,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.00%, 6/1/38 414,399
650,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 Series Callable
6/1/32 @ 100 , 5.25%, 6/1/42 704,329
2,060,000
Wilmington, NC, Public Improvements G.O. Series A ,
5.00%, 5/1/31 2,327,343
1,365,000 Winston-Salem, NC, Public Improvements G.O. Series
B, Callable 6/1/33 @ 100 , 5.00%, 6/1/35 1,571,621
Total (Cost $112,224,127) 114,204,210
Shares Fair Value
MONEY MARKET FUNDS — 0.71%
823,749
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.67%
(b)
823,749
Total Money Market Funds
(Cost $823,749) 823,749
Total Investments— 99.21%
(Cost $113,047,876) 115,027,959
Other Assets in Excess of Liabilities — 0.79% 915,750
NET ASSETS — 100.00% $ 115,943,709
(a) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2025 is $8,789,474, which represents 7.6% of net assets.
(b) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
G.O. General Obligation

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 95.09%
South Carolina — 95.09%
$ 500,000 Aiken County, SC, Consolidated School District,
Special Obligation Bonds, School Improvements
Revenue, Callable 6/1/29 @ 100 , 4.00%, 6/1/33 $ 514,762
500,000
Anderson County School District No 4/SC ,
5.00%, 3/1/38 575,368
500,000 Charleston, SC, Waterworks & Sewer System Revenue,
Water Utility Improvements Revenue Bonds, Callable
1/1/30 @ 100 , 5.00%, 1/1/38 536,356
750,000 Charleston, SC, Waterworks & Sewer System Revenue,
Water Utility Improvements Revenue Bonds, Callable
7/1/32 @ 100 , 5.00%, 1/1/52 783,027
500,000
Clemson University , 5.00%, 5/1/47 530,120
500,000 Columbia, SC, Waterworks & Sewer System Revenue,
Water & Sewer Utility Improvements Revenue,
Callable 2/1/28 @ 100 , 5.00%, 2/1/48 525,680
500,000 Columbia, SC, Waterworks & Sewer System Revenue,
Water & Sewer Utility Improvements Revenue,
Callable 2/1/33 @ 100 , 5.25%, 2/1/52 529,714
700,000
County of Beaufort SC , 5.00%, 3/1/31 786,640
500,000
County of Dorchester SC , 5.00%, 10/1/36 575,238
780,000 Dorchester County School District No. 4, School
Improvements G.O. Series A, Callable 9/1/33 @ 100
(SCSDE) , 5.00%, 3/1/43 834,342
500,000 Florence, SC, Combined Waterworks & Sewerage
System Revenue, Water Utility Improvements Revenue
Bonds, Callable 9/1/33 @ 100 , 5.00%, 9/1/37 563,111
500,000 Greenville Health System, Hospital System Board
Series B, Callable 5/1/24 @ 100 , 5.00%, 5/1/31 501,084
500,000
Greenwood County, SC , 5.00%, 10/1/32 553,394
500,000 Lancaster County, SC, School District, School
Improvements G.O. Series A, Callable 3/1/27 @ 100
(SCSDE) , 4.00%, 3/1/30 506,722
635,000 Lexington & Richland Counties, SC, School District
No. 5, School Improvements G.O. (SCSDE) ,
5.00%, 3/1/33 733,888
600,000 Lexington County, SC, School District No. 1, School
Improvements G.O. Series B, Callable 2/1/29 @ 100
(SCSDE) , 5.00%, 2/1/31 642,716
500,000 Lexington County, SC, School District No. 2,
G.O. Series C, Callable 3/1/27 @ 100 (SCSDE) ,
5.00%, 3/1/31 513,048
585,000 Lugoff-Elgin Water Authority, Refunding Revenue
Series B, Callable 7/1/26 @ 100 , 5.00%, 7/1/30
(a)
591,253
500,000
Newberry Investing in Children's Education ,
5.00%, 12/1/30 549,551

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
South Carolina — (continued)
$ 500,000
Oconee County, SC , 5.00%, 4/1/41 $ 543,147
500,000 Orangeburg County, SC, Correctional Facilities
Improvements, Installment Purchase Revenue Bonds,
Callable 12/1/27 @ 100 , 5.00%, 12/1/29 514,556
715,000
Patriots Energy Group Financing Agency , 5.25%, 2/1/54 772,953
500,000 , DC, School District No. 2, Refunding Bonds
G.O. Series B, Callable 3/1/27 @ 100 (SCSDE) ,
4.00%, 3/1/29 506,657
805,000 Richland County, SC, School District No. 2, School
Improvements G.O. Series A, Callable 3/1/32 @ 100
(SCSDE) , 5.00%, 3/1/36
(a)
901,148
415,000 South Carolina Jobs-Economic Development Auth
Series 2025-B-2 , 5.00%, 11/1/49 461,206
645,000
South Carolina Jobs-Economic Development Authority ,
5.00%, 11/1/34 736,794
400,000
South Carolina Jobs-Economic Development Authority ,
5.00%, 11/1/33
(a)
456,718
850,000 South Carolina Jobs-Economic Development Authority,
AnMed Health Project, Advanced Refunding Revenue
Bonds, Callable 2/1/26 @ 100 , 5.00%, 2/1/29
(a)
851,322
500,000 South Carolina Jobs-Economic Development Authority,
Wofford College Project, University & College
Improvements Revenue, Callable 4/1/29 @ 100 ,
5.00%, 4/1/44 509,852
750,000 South Carolina Public Service Authority, Callable
12/1/32 @ 100 , 5.25%, 12/1/36 846,152
500,000 South Carolina Transportation Infrastructure Bank,
Advance Refunding Revenue Series A, Callable 10/1/27
@ 100 (AGM) , 5.00%, 10/1/38 514,520
500,000 Spartanburg County School District No. 4, SC, School
Improvements G.O. (SCSDE) Series A, Callable 3/1/32
@ 100 (SCSDE) , 5.00%, 3/1/40 541,547
500,000 Spartanburg County School District No. 5, SC, School
Improvements G.O., Callable 3/1/32 (SCSDE) ,
5.00%, 3/1/37 556,205
750,000 State of South Carolina, University & College
Improvements G.O. Series A, Callable 4/1/32 @ 100 ,
5.00%, 4/1/39 826,722
Total (Cost $20,636,009) 20,885,513
Shares Fair Value
MONEY MARKET FUNDS — 3.78%
830,638
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.67%
(b)
830,638

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 3.78% - continued
Total Money Market Funds
(Cost $830,638) $ 830,638
Total Investments— 98.87%
(Cost $21,466,647) 21,716,151
Other Assets in Excess of Liabilities — 1.13% 247,273
NET ASSETS — 100.00% $ 21,963,424
(a) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2025 is $2,800,441, which represents 12.8% of net assets.
(b) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
G.O. General Obligation
SCSDE South Carolina School District Enhancement

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 98.09%
Virginia — 98.09%
$ 750,000 Albemarle County, VA, School Improvements G.O.,
(State Aid Withholding) , 5.00%, 6/1/26 $ 757,697
550,000
Arlington County Industrial Development Authority ,
5.00%, 7/1/30 601,780
750,000 Arlington County, VA, Public Improvements G.O.,
Callable 8/15/27 @ 100 , 5.00%, 8/15/30 779,771
500,000 Chesapeake Bay Bridge & Tunnel District, First Tier
General Resolution, Highway Improvements, Revenue
Bonds, Callable 7/1/26 @ 100 (AGM) , 5.00%, 7/1/41 502,330
750,000 Chesapeake, VA, Chesapeake Expressway, Callable
7/15/34 @ 100 , 5.00%, 7/15/41 830,386
750,000 Chesapeake, VA, Public Improvements, Refunding
G.O. Series A, Callable 18/1/27 @ 100 , 5.00%, 8/1/30 779,082
1,000,000 Chesterfield County, VA, School Improvements G.O.,
(State Aid Withholding) Series A, Callable 1/1/28 @
100 , 4.00%, 1/1/31 1,029,882
500,000 Chesterfield County, VA, School Improvements G.O.,
(State Aid Withholding), Callable 1/1/33 @ 100 ,
5.00%, 1/1/40 548,482
600,000
City of Alexandria, VA , 5.00%, 12/15/33 702,380
500,000
City of Hampton VA , 5.00%, 10/1/39 573,300
500,000
County of Greene VA Water & Sewer System Revenue ,
5.00%, 5/1/37 559,681
500,000 Culpeper County, VA, Economic Development
Authority, VA Capital Projects, Refunding Revenue,
Callable 6/1/24 @ 100 , 4.00%, 6/1/26 500,390
500,000
Fairfax County Industrial Development Authority ,
5.00%, 5/15/35 558,455
1,145,000 Fairfax County, VA, School Improvements G.O.,
Current Refunding Series A, Callable 4/1/30 @ 100 ,
5.00%, 10/1/30
(a)
1,265,267
1,000,000
Fairfax County, VA, Sewer Revenue , 5.00%, 7/15/54 1,052,148
1,000,000
Hampton Roads Transp. Accountability Comm. ,
5.00%, 7/1/31 1,105,694
500,000
Henrico County Economic Development Authority ,
5.00%, 11/1/35 577,018
1,000,000 Loudoun County Economic Development Authority,
Loudoun County Public Improvements Projects,
Revenue Bonds Series A, Callable 12/1/31 @ 100 ,
5.00%, 12/1/36 1,108,701
1,000,000
Lynchburg Economic Development Authority ,
5.00%, 1/1/35 1,091,935
1,000,000 Manassas, VA, Public Improvements, Public Facilities
G.O. (State Aid Withholding), Callable 7/1/29 @ 100 ,
4.00%, 7/1/33 1,046,285

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
Virginia — (continued)
$ 1,000,000
Norfolk, VA, Callable 8/1/28 @ 100 , 5.00%, 8/1/47 $ 1,063,573
500,000
Norfolk, VA, Water Revenue, Callable 11/1/33 @ 100 ,
5.00%, 11/1/44 535,761
750,000
Norfolk, VA, Water Revenue, Callable 11/1/33 @ 100 ,
5.00%, 11/1/40 834,106
1,000,000 Roanoke, VA, School Improvements G.O., Callable
4/1/32 @ 100 , 5.00%, 4/1/34
(a)
1,132,772
500,000
Salem Economic Development Authority , 5.00%, 4/1/40 517,972
1,000,000 Salem, VA, School Improvements G.O., Current
Refunding , 5.00%, 5/1/28 1,056,386
750,000 Spotsylvania County, VA, School Improvements G.O.,
Callable 7/15/32 @ 100 , 5.00%, 1/15/37 839,105
500,000 Spotsylvania County, VA, School Improvements G.O.,
Callable 7/15/32 @ 100 , 5.00%, 1/15/38 555,870
1,085,000
Suffolk, VA, Callable 2/1/32 @ 100 , 5.00%, 2/1/43
(a)
1,159,025
1,000,000
Upper Occoquan Sewage Authority , 5.00%, 7/1/37 1,159,926
1,000,000 Virginia College Building Authority, University &
College Improvements Revenue Bonds (State Intercept)
Series C , 5.00%, 9/1/29 1,089,312
1,000,000 Virginia Housing Development Authority, Callable
4/1/26 @ 100 , 3.00%, 10/1/29 1,000,341
585,000
Virginia Port Authority , 5.00%, 7/1/32 665,383
750,000 Virginia Port Authority Commonwealth Port Fund,
Airport & Marina Improvements Revenue Bonds Series
A , 5.00%, 7/1/41 815,988
1,035,000 Virginia Public School Authority, School Improvements
Revenue Bonds (State Aid Withholding) , 5.00%, 8/15/30 1,152,345
1,000,000 Virginia Public School Authority, School Improvements
Revenue Bonds (State Aid Withholding) , 5.00%, 1/15/30 1,100,072
600,000
Virginia Small Business Financing Authority ,
5.00%, 10/1/32 657,017
750,000 Winchester Economic Development Authority, Callable
1/1/34 @ 100 , 5.00%, 1/1/42 800,665
Total (Cost $31,735,438) 32,106,283
Shares Fair Value
MONEY MARKET FUNDS — 0.62%
202,839
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.67%
(b)
202,839

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 0.62% - continued
Total Money Market Funds
(Cost $202,839) $ 202,839
Total Investments— 98.71%
(Cost $31,938,277) 32,309,122
Other Assets in Excess of Liabilities — 1.29% 423,813
NET ASSETS — 100.00% $ 32,732,935
(a) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2025 is $3,557,064, which represents 10.9% of net assets.
(b) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
G.O. General Obligation

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 98.16%
West Virginia — 98.16%
$ 500,000
Berkeley County Public Service Sewer , 5.00%, 6/1/40 $ 534,902
1,000,000 Berkeley County, Board of Education, School
Improvements G.O. (West Virginia Board
Commission) , 4.00%, 6/1/28 1,032,025
1,750,000 Berkeley County, Board of Education, School
Improvements G.O. (West Virginia Board
Commission), Callable 6/1/33 @ 100 , 4.00%, 6/1/36
(a)
1,833,440
1,000,000 Berkeley County, WV, Public Service Sewer District,
Miscellaneous Purposes Revenue Series C, Callable
10/30/23 @ 100 (BAM) , 4.50%, 10/1/32 1,001,082
1,000,000 Braxton County, WV, Board of Education, Public
School, Advance Refunding G.O. (West Virginia Board
Commission), Callable 5/1/26 @ 100 , 5.00%, 5/1/28
(a)
1,007,672
610,000
Fairmont State University , 5.00%, 6/1/26 614,942
1,000,000
Hancock County Board of Education , 5.00%, 6/1/35 1,116,049
1,360,000 Marshall University, WV, University & College
Improvements Revenue Bonds Series A (AGM) ,
5.00%, 5/1/30 1,480,864
705,000 Morgantown Utility Board, WV, Combined Water
Utility Improvements Revenue Series B, Callable
6/1/28 @ 100 , 5.00%, 12/1/34 739,736
1,140,000 Morgantown Utility Board, WV, Water Utility
Improvements Revenue Bonds Series B, Callable
6/1/28 @ 100 , 5.00%, 12/1/36 1,190,735
750,000 Ohio County, WV, Board of Education, School
Improvements G.O. (West Virginia Board
Commission) , 3.00%, 6/1/28 750,658
1,000,000 Ohio County, WV, Board of Education, School
Improvements G.O. (West Virginia Board
Commission) , 4.00%, 6/1/29 1,039,675
1,275,000
Ohio County, WV, Callable 6/1/34 @ 100 ,
5.25%, 6/1/44 1,293,341
1,000,000
Putnam County Board of Education/WV , 5.00%, 6/1/32 1,127,999
1,500,000
Putnam County Board of Education/WV , 5.00%, 6/1/37 1,701,178
765,000 School Building Authority of West Virginia, Lottery
Capital Improvements Revenue Series A, Callable
7/1/24 @ 100 , 5.00%, 7/1/28 766,431
1,000,000
State of West Virginia, Callable 6/1/29 @ 100 ,
5.00%, 6/1/44 1,033,229
1,505,000
State of West Virginia, Callable 6/1/31 @ 100 ,
5.00%, 6/1/45 1,574,277
1,000,000 State of West Virginia, Fuel Sales Tax Revenue, Group
1 Highway Improvements, G.O. Series S, Callable
6/1/29 @ 100 , 5.00%, 12/1/35 1,068,984

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
West Virginia — (continued)
$ 1,000,000 Taylor County, WV, Board of Education, Callable
6/1/34 @ 100 , 5.00%, 6/1/36 $ 1,147,576
1,000,000 Taylor County, WV, Board of Education, Callable
6/1/34 @ 100 , 5.00%, 6/1/35 1,153,568
850,000 West Virginia Commissioner of Highways, Callable
9/1/27 @ 100 , 5.00%, 9/1/28 883,169
500,000
West Virginia Economic Development Authority ,
3.38%, 3/1/40 505,562
1,145,000 West Virginia Economic Development Authority,
Lottery Recreational Facilities Improvements Revenue
Series A, Callable 7/1/27 @ 100 , 5.00%, 7/1/28 1,186,555
1,500,000 West Virginia Economic Development Authority,
Provident Group - Marshall Properties L.L.C, Current
Refunding Revenue Bonds Series A-1, Callable 7/1/33
@ 100 , 5.00%, 7/1/37 1,639,294
1,125,000
West Virginia Hospital Finance Authority , 5.00%, 6/1/39 1,227,515
1,470,000 West Virginia Hospital Finance Authority, Charleston
Area Medical Center Inc., Health, Hospital, Nursing
Home Improvements, Refunding Revenue, Callable
9/1/29 @ 100 , 5.00%, 9/1/39 1,505,188
1,000,000 West Virginia Hospital Finance Authority, Health Care
Facilities Revenue Bonds Series A, Callable 6/1/33 @
100 , 5.00%, 6/1/41 1,069,924
905,000 West Virginia Housing Development Fund, Revenue
Bonds Series A , 3.30%, 11/1/29 915,862
1,070,000 West Virginia Housing Development Fund, Revenue
Bonds Series A , 3.25%, 5/1/29 1,080,976
735,000
West Virginia Lottery Excess Lottery Revenue ,
5.00%, 7/1/39 804,015
1,980,000 West Virginia Parkways Authority, Highway
Improvements, Senior Lien Revenue Bonds, Callable
6/1/31 @ 100 , 5.00%, 6/1/47 2,048,106
1,105,000 West Virginia Parkways Authority, Senior Turnpike Toll
Revenue, Highway Improvements, Callable 6/1/28 @
100 , 5.00%, 6/1/39 1,145,877
1,000,000 West Virginia State School Building Authority, Lottery
Revenue, School Improvements Revenue Series A,
Callable 7/1/28 @ 100 , 5.00%, 7/1/29 1,059,982
1,610,000 West Virginia University, University Projects,
University & College Improvements Revenue Series A,
Callable 10/1/31 @ 100 , 5.00%, 10/1/43 1,688,313
1,015,000
West Virginia Water Development Authority ,
5.00%, 11/1/35 1,049,478

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
West Virginia — (continued)
$ 1,000,000 West Virginia Water Development Authority, Loan
Program II, Refunding Revenue Series A-II, Callable
11/1/23 @ 100 , 5.00%, 11/1/26
(a)
$ 1,001,617
600,000 West Virginia Water Development Authority,
West Virginia Infrastructure & Jobs, Current
Refunding Revenue Bonds, Callable 10/1/26 @ 100 ,
5.00%, 10/1/31 608,924
1,500,000 Wood County, WV, Board of Education, Callable 6/1/33
@ 100 , 4.50%, 6/1/34 1,634,867
1,000,000 Wood County, WV, Board of Education, Callable 6/1/33
@ 100 , 4.50%, 6/1/35 1,079,415
1,000,000 Wyoming County, WV, Board of Education, Callable
6/1/34 @ 100 , 5.00%, 6/1/35 1,143,944
1,000,000 Wyoming County, WV, Board of Education, Callable
6/1/34 @ 100 , 5.00%, 6/1/36 1,135,634
Total (Cost $47,160,253) 47,622,580
Shares Fair Value
MONEY MARKET FUNDS — 0.93%
452,859
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.67%
(b)
452,859
Total Money Market Funds
(Cost $452,859) 452,859
Total Investments— 99.09%
(Cost $47,613,112) 48,075,439
Other Assets in Excess of Liabilities — 0.91% 439,074
NET ASSETS — 100.00% $ 48,514,513
(a) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2025 is $3,842,729, which represents 7.9% of net assets.
(b) Represents the current yield as of report date.

Sterling Capital Multi-Strategy Income ETF
Schedule of Investments
December 31, 2025 - (Unaudited)
Asset Backed Securities — 33.28%
Principal
Amount Fair Value
Exeter Automobile Receivables Trust 2024-5, Series 5A, 5.06%, 2/18/2031 $ 150,000 $ 150,707
Hertz Vehicle Financing III, LLC, Series 6A, 4.89%, 5/25/2032
(a)
200,000 201,007
PFS Financing Corp., Series B, 5.71%, 5/15/2028
(a)
100,000 100,439
Retained Vantage Data Centers Issuer, LLC, Series 1A, 4.99%, 9/15/2049
(a)
125,000 124,005
Sierra Timeshare 2024-1 Receivables Funding, LLC, Series 1A, 5.15%,
1/20/2043
(a)
109,118 110,437
SMB Private Education Loan Trust 2024-C, Series C, 5.50%, 6/17/2052
(a)
130,890 134,378
SoFi Consumer Loan Program 2025-1 Trust, Series 1, 5.12%, 2/27/2034
(a)
250,000 252,801
Stack Infrastructure Issuer, LLC, Series 2A, 5.90%, 7/25/2048
(a)
125,000 125,629
Tricon Residential 2024-SFR1 Trust, Series SFR1, 4.65%, 4/17/2041
(a)
127,819 128,079
Vantage Data Centers, LLC, Series 1A, 5.13%, 8/15/2055
(a)
250,000 247,297
Harbor Park CLO Ltd., Series 1A, 5.53%, 1/20/2031
(a)
250,000 249,680
Madison Park Funding XXXVII Ltd., Series 37A, 6.51%, 4/15/2037
(a)
250,000 250,762
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 26A, 5.88%,
10/18/2038
(a)
250,000 250,149
RR 16 Ltd., Series 16A, 5.71%, 7/15/2036
(a)
250,000 249,109
BPR Trust 2023-BRK2, Series BRK2, 6.90%, 10/5/2038
(a)(b)
260,000 271,437
BX Trust 2021-BXMF, Series BXMF, 5.70%, 10/15/2026
(a)
107,434 107,273
BX Trust 2024-VLT4, Series VLT4, 5.89%, 6/15/2041
(a)
275,000 274,488
SREIT Trust 2021-MFP2, Series MFP2, 5.24%, 11/15/2036
(a)
100,000 99,970
TOTAL ASSET BACKED SECURITIES
    (Cost $3,327,962) 3,327,647
Corporate Bonds — 49.24%
Principal
Amount Fair Value
Communications — 3.69%
APLD ComputeCo , LLC, 9.25%, 12/15/2030
(a)
76,000 74,686
CCO Holdings, LLC / CCO Holdings Capital, 7.38%, 3/3/2031
(a)
96,000 97,967
Cipher Compute, LLC, 7.13%, 11/15/2030
(a)
97,000 98,793
WULF Compute, LLC, 7.75%, 10/15/2030
(a)
95,000 97,873
369,319
Consumer Discretionary — 8.15%
Adient Global Holdings, 7.50%, 2/15/2033
(a)
95,000 98,045
American Axle & Manufacturing, Inc., 5.00%, 10/1/2029 104,000 100,181
Bath & Body Works, Inc., 6.88%, 11/1/2035 98,000 99,143
Builders FirstSource , Inc., 6.75%, 5/15/2035
(a)
71,000 74,232
Macy's Retail Holdings, LLC, 6.13%, 3/15/2032
(a)
73,000 73,897
NCL Corporation Ltd., 6.25%, 3/1/2030
(a)
97,000 98,514

Sterling Capital Multi-Strategy Income ETF
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Corporate Bonds — 49.24%- continued
Principal
Amount Fair Value
Consumer Discretionary — 8.15% - continued
New Home Company, Inc. (The), 9.25%, 10/1/2029
(a)
$ 94,000 $ 98,105
Newell Brands, Inc., 8.50%, 6/1/2028
(a)
71,000 74,446
Phinia , Inc., 6.63%, 10/15/2032
(a)
95,000 98,367
814,930
Consumer Staples — 0.99%
Albertsons Cos Inc, 6.25%, 3/15/2033
(a)
96,000 98,689
Energy — 9.57%
Antero Midstream Partners, L.P. / Antero Midstream, 5.75%, 10/15/2033
(a)
98,000 98,593
Ascent Resources Utica Holdings, LLC / ARU Finance, 6.63%,
10/15/2032
(a)
72,000 74,436
Buckeye Partners, L.P., 6.75%, 2/1/2030
(a)
70,000 73,481
Civitas Resources, Inc., 9.63%, 6/15/2033
(a)
88,000 94,932
Crescent Energy Finance, LLC, 7.63%, 4/1/2032
(a)
100,000 96,952
Energy Transfer, L.P., 8.00%, 5/15/2054 (H15T5Y + 4bps)
(b)
93,000 99,272
Global Partners, L.P. / GLP Finance Corporation, 8.25%, 1/15/2032
(a)
92,000 96,902
Permian Resources Operating, LLC, 7.00%, 1/15/2032
(a)
70,000 72,932
Sunoco, L.P., 7.25%, 5/1/2032
(a)
70,000 74,014
Venture Global LNG Inc., 9.00%, 3/30/2174 (H15T5Y + 5bps)
(a)(b)
64,000 50,543
Venture Global Plaquemines LNG, LLC, 6.13%, 12/15/2030
(a)
50,000 50,934
Wildfire Intermediate Holdings, LLC, 7.50%, 10/15/2029
(a)
73,000 73,664
956,655
Financials — 11.86%
American National Group, Inc., 7.00%, 12/1/2055 (H15T5Y + 3bps)
(b)
99,000 99,093
Apollo Debt Solutions BDC, 6.90%, 4/13/2029 71,000 74,499
Citigroup, Inc., 6.63%, 5/15/2174 (H15T5Y + 3bps)
(b)
124,000 125,860
Corebridge Financial, Inc., 6.88%, 12/1/2174 (H15T5Y + 3bps)
(b)
97,000 99,797
Global Atlantic Fin Company, 7.95%, 10/15/2054 (H15T5Y + 4bps)
(a)(b)
95,000 98,093
Jane Street Group / JSG Finance, Inc., 6.75%, 5/1/2033
(a)
95,000 99,161
OneMain Finance Corporation, 7.88%, 3/15/2030 93,000 98,306
Panther Escrow Issuer, LLC, 7.13%, 6/1/2031
(a)
93,000 96,371
PennyMac Financial Services, Inc., 5.75%, 9/15/2031
(a)
97,000 97,401
SBL Holdings, Inc., 6.50%, 11/13/2174 (H15T5Y + 6bps)
(a)(b)
104,000 98,486
Starwood Property Trust, Inc., 6.50%, 10/15/2030
(a)
95,000 99,047
Stonebriar A.B.F Issuer, LLC, 8.13%, 12/15/2030
(a)
97,000 99,645
1,185,759

Sterling Capital Multi-Strategy Income ETF
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Corporate Bonds — 49.24%- continued
Principal
Amount Fair Value
Health Care — 2.92%
Amneal Pharmaceuticals, LLC, 6.88%, 8/1/2032
(a)
$ 92,000 $ 97,067
Prime Healthcare Services, Inc., 9.38%, 9/1/2029
(a)
92,000 96,600
Star Parent, Inc., 9.00%, 10/1/2030
(a)
92,000 98,191
291,858
Industrials — 6.61%
ADT Security Corporation (The), 5.88%, 10/15/2033
(a)
98,000 99,215
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029
(a)
73,000 74,334
Bombardier, Inc., 6.75%, 6/15/2033
(a)
91,000 96,197
GFL Environmental, Inc., 6.75%, 1/15/2031
(a)
93,000 97,572
Herc Holdings, Inc., 7.25%, 6/15/2033
(a)
91,000 96,688
Stonepeak Nile Parent, LLC, 7.25%, 3/15/2032
(a)
93,000 98,419
TransDigm , Inc., 6.00%, 1/15/2033
(a)
96,000 98,253
660,678
Materials — 2.73%
Cleveland-Cliffs, Inc., 7.38%, 5/1/2033
(a)
95,000 98,803
Commercial Metals Company, 5.75%, 11/15/2033
(a)
98,000 100,208
Quikrete Holdings, Inc., 6.38%, 3/1/2032
(a)
71,000 73,904
272,915
Technology — 0.99%
Iron Mountain Information Management Services,, 5.00%, 7/15/2032
(a)
104,000 99,285
Utilities — 1.73%
Alpha Generation, LLC, 6.25%, 1/15/2034
(a)
98,000 98,865
Vistra Operations Company, LLC, 7.75%, 10/15/2031
(a)
70,000 74,142
173,007
TOTAL CORPORATE BONDS
    (Cost $4,921,975) 4,923,095
U.S. Government & Agencies — 16.43%
Principal
Amount Fair Value
Fannie Mae Pool, 5.00%, 12/1/2045 248,468 250,085
Fannie Mae Pool, 5.50%, 8/1/2053 244,907 249,460
Fannie Mae Pool, 5.50%, 1/1/2055 242,696 247,053
Freddie Mac Pool, 5.00%, 8/1/2053 249,513 249,991
Freddie Mac Pool, 6.00%, 2/1/2055 240,276 250,743
Freddie Mac Pool, 6.00%, 4/1/2055 237,319 245,425

Sterling Capital Multi-Strategy Income ETF
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
U.S. Government & Agencies — 16.43%- continued
Principal
Amount Fair Value
United States Treasury Bill, 0.00%, 3/12/2026 $ 151,300 $ 150,272
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $1,641,386) 1,643,029
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
PURCHASED PUT OPTIONS — 0.05%
iShares iBoxx $ High Yield Corporate Bond ETF
125 $1,007,875 $79.00 March 2026
5,250
TOTAL PURCHASED PUT OPTIONS
    (Cost $7,176) 5,250
TOTAL  OPTIONS
    (Cost $7,176) 5,250
Money Market Funds — 0.37% Shares Fair Value
Federated Hermes Treasury Obligations Fund, , 3.67%
(c)
37,397 37,397
TOTAL MONEY MARKET FUNDS
    (Cost $37,397) 37,397
Total Investments — 99.37%
    (Cost $9,935,896) 9,936,418
Other Assets in Excess of Liabilities  —  0.63% 63,072
Net Assets — 100.00% $ 9,999,490
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2025. The maturity date reflected is the final maturity date.
(c) Represents the current yield as of report date.

Sterling Capital Multi-Strategy ETF
Schedule of Open Written Options Contracts
December 31, 2025 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
WRITTEN OPTIONS (0.04)%
WRITTEN PUT OPTIONS (0.04)%
iShares iBoxx $ High Yield
Corporate Bond ETF (125) $ (1,007,875) $ 77.00 March 2026 $ (4,250)
Total Written Put Options (Premiums
Received $3,301) (4,250)
Total Written Options (Premiums Received $3,301) $(4,250)

Sterling Capital National Municipal Bond ETF
Schedule of Investments
December 31, 2025 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 98.64%
Alabama — 10.47%
$ 275,000 Black Belt Energy Gas Dist Alagas Project Revenue,
Series D-1 , 5.50%, 6/1/49 $ 290,134
115,000
County of Jefferson AL Sewer Revenue , 5.00%, 10/1/38 125,770
250,000 Southeast Energy Authority Coop Dist Ala Energy,
Series 2025-E , 5.00%, 10/1/30 268,586
150,000
Southeast Energy Authority A Cooperative District ,
4.00%, 12/1/51 151,517
200,000
Southeast Energy Authority A Cooperative District ,
5.00%, 1/1/56 208,385
California — 12.33%
265,000
California Community Choice Financing Authority ,
5.00%, 1/1/56 289,994
270,000
Central Valley Energy Authority , 5.00%, 12/1/55 294,110
150,000
City of Los Angeles Department of Airports ,
5.25%, 5/15/50 156,344
200,000
Los Angeles Department of Water & Power ,
5.00%, 7/1/49 201,758
90,000
Los Angeles Unified School District/CA , 5.00%, 7/1/45 97,920
175,000
University of California , 5.00%, 5/15/43 189,477
Colorado — 3.11%
100,000
City & County of Denver CO Airport System Revenue ,
5.00%, 11/15/53 101,286
115,000
Colorado Health Facilities Authority , 5.00%, 8/1/36 120,831
80,000
Colorado Health Facilities Authority , 5.00%, 5/15/37 88,065
Connecticut — 0.71%
70,000
State of Connecticut Special Tax Revenue ,
5.00%, 9/1/26 71,154
District of Columbia — 1.59%
100,000
Metropolitan Washington Airports Authority ,
5.00%, 10/1/50 102,425
50,000
Washington Metropolitan Area Transit Authority ,
5.00%, 7/15/38 55,530
Florida — 6.98%
150,000
County of Miami-Dade FL , 4.00%, 7/1/34 156,454
100,000
County of Miami-Dade FL Aviation Revenue ,
5.25%, 10/1/55 104,944
220,000
Greater Orlando Aviation Authority , 5.25%, 10/1/49 228,993
95,000
Hillsborough County Aviation Authority ,
5.50%, 10/1/54 100,133
100,000
School District of Broward County/FL , 5.00%, 7/1/29 107,585
Georgia — 4.46%
140,000
City of Atlanta GA Airport Passenger Facility ,
5.25%, 7/1/43 149,035

Sterling Capital National Municipal Bond ETF
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
Georgia — (continued)
$ 290,000
Main Street Natural Gas, Inc. , 4.00%, 9/1/52 $ 296,991
Illinois — 8.51%
100,000
Chicago O'Hare International Airport , 5.50%, 1/1/59 103,547
150,000
City of Chicago IL Wastewater Transmission Revenue ,
5.00%, 1/1/40 164,301
165,000
Illinois Finance Authority , 5.00%, 5/15/37 183,276
180,000
Illinois State Toll Highway Authority , 5.00%, 1/1/26 180,000
100,000
State of Illinois , 5.00%, 3/1/32 111,071
100,000
State of Illinois , 5.25%, 5/1/45 104,434
Kansas — 0.73%
70,000
State of Kansas Department of Transportation ,
5.00%, 9/1/27 72,886
Maryland — 3.36%
115,000
County of Baltimore MD , 5.00%, 3/1/29 123,591
200,000
Maryland Health & Higher Educational Facilities ,
5.25%, 5/15/55 211,065
Massachusetts — 2.21%
110,000
Massachusetts Development Finance Agency ,
5.25%, 7/1/50 113,247
100,000
Massachusetts Educational Financing Authority ,
5.00%, 7/1/33 108,174
Nebraska — 1.07%
100,000
Omaha Public Power District , 5.00%, 2/1/33 106,788
New Jersey — 0.99%
95,000
New Jersey Economic Development Authority ,
5.00%, 11/1/27 99,159
New York — 9.51%
100,000
City of New York NY , 5.00%, 8/1/38 110,303
135,000
City of New York NY , 5.00%, 3/1/42 144,762
100,000
Metropolitan Transportation Authority , 5.25%, 11/15/55 104,523
115,000
New York City Municipal Water Finance Authority ,
5.00%, 6/15/31 119,099
100,000
New York City Municipal Water Finance Authority ,
5.00%, 6/15/52 103,260
90,000
New York City Transitional Finance Authority ,
5.00%, 11/1/34 104,754
140,000
New York City Transitional Finance Authority ,
5.00%, 11/1/30 155,537
100,000
Port Authority of New York & New Jersey ,
5.00%, 7/15/29 106,768
North Carolina — 4.16%
115,000
City of Charlotte NC Airport Revenue , 5.25%, 7/1/53 121,431

Sterling Capital National Municipal Bond ETF
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina — (continued)
$ 135,000
Nash Health Care Systems , 5.75%, 2/1/50 $ 145,195
145,000
North Carolina Turnpike Authority , 5.00%, 1/1/58 148,083
Ohio — 3.06%
180,000
State of Ohio , 5.00%, 5/1/37 200,830
100,000
State of Ohio , 5.00%, 1/1/28 104,627
Oregon — 1.08%
100,000
City of Portland OR Sewer System Revenue ,
5.00%, 3/1/33 108,125
Pennsylvania — 6.45%
175,000
City of Philadelphia PA , 5.00%, 5/1/36 192,190
100,000
Northampton County General Purpose Authority ,
5.00%, 8/15/34 112,587
115,000
Pennsylvania Economic Development Financing ,
5.00%, 5/15/29 122,989
100,000
Pennsylvania Turnpike Commission , 5.25%, 12/1/55 106,735
100,000
Pittsburgh Water & Sewer Authority , 5.00%, 9/1/34 109,477
South Carolina — 3.13%
185,000
South Carolina Jobs-Economic Development Authority ,
5.25%, 11/1/44 197,645
110,000
South Carolina Transportation Infrastructure Bank ,
5.00%, 10/1/27 114,688
Texas — 13.68%
180,000
Austin Independent School District , 5.00%, 8/1/36 201,218
100,000
City of Houston TX , 5.00%, 3/1/34 113,504
150,000
City of Houston TX Airport System Revenue ,
5.50%, 7/1/50 158,564
135,000
Dallas Area Rapid Transit , 5.00%, 12/1/31 146,642
100,000
Dallas Fort Worth International Airport , 5.00%, 11/1/34 112,004
185,000
Lamar Consolidated Independent School District ,
5.00%, 2/15/41 200,549
120,000
Spring Independent School District , 5.25%, 8/15/55 127,844
175,000
Texas Municipal Gas Acquisition & Supply ,
5.50%, 1/1/32 194,573
100,000
Texas Public Finance Authority , 5.00%, 2/1/39 110,218
Washington — 1.05%
95,000
State of Washington , 5.00%, 2/1/38 104,535
Total (Cost $9,856,048) 9,842,219
Shares Fair Value
MONEY MARKET FUNDS — 0.21%
21,071 Federated Hermes Treasury Obligations Fund, 3.67%
(a)
21,071

Sterling Capital National Municipal Bond ETF
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 0.21% - continued
Total Money Market Funds
(Cost $21,071) $ 21,071
Total Investments— 98.85%
(Cost $9,877,119) 9,863,290
Other Assets in Excess of Liabilities — 1.15% 114,940
NET ASSETS — 100.00% $ 9,978,230
(a) Represents the current yield as of report date.

Sterling Capital Hedged Equity Premium Income ETF
Schedule of Investments
December 31, 2025 - (Unaudited)
COMMON STOCKS — 97.04% Shares Fair Value
Communications — 10.30%
Alphabet, Inc., Class A 2,079 $ 650,727
Meta Platforms, Inc., Class A 525 346,547
Netflix, Inc.
(a)
1,603 150,298
1,147,572
Consumer Discretionary — 10.08%
Amazon.com, Inc.
(a)
2,216 511,497
Booking Holdings, Inc. 20 107,106
Darden Restaurants, Inc. 627 115,381
Home Depot, Inc. (The) 487 167,577
McDonald's Corp. 362 110,638
TJX Companies, Inc. (The) 722 110,906
1,123,105
Consumer Staples — 3.07%
Costco Wholesale Corp. 128 110,380
Procter & Gamble Co. (The) 804 115,221
Walmart, Inc. 1,044 116,312
341,913
Energy — 1.76%
Williams Companies, Inc. (The) 3,265 196,259
Financials — 15.85%
Aflac, Inc. 1,194 131,662
Chubb Ltd. 379 118,294
Hartford Insurance Group, Inc. (The) 1,292 178,038
JPMorgan Chase & Co. 1,237 398,586
MasterCard, Inc., Class A 574 327,685
Moody's Corp. 506 258,490
Visa, Inc., Class A 1,006 352,814
1,765,569
Health Care — 8.40%
AbbVie, Inc. 525 119,957
Amgen, Inc. 356 116,523
Boston Scientific Corp.
(a)
1,213 115,659
Eli Lilly & Co. 202 217,085
Insulet Corp.
(a)
380 108,011
Intuitive Surgical, Inc.
(a)
201 113,839

Sterling Capital Hedged Equity Premium Income ETF
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
COMMON STOCKS — 97.04% - continued Shares Fair Value
Health Care — 8.40% - continued
Johnson & Johnson 697 $ 144,244
935,318
Industrials — 12.06%
AMETEK, Inc. 663 136,121
Amphenol Corp., Class A 1,738 234,873
Emerson Electric Co. 1,049 139,223
Illinois Tool Works, Inc. 865 213,050
Parker-Hannifin Corp. 178 156,455
Republic Services, Inc. 541 114,654
Vertiv Holdings Co., Class A 618 100,122
W.W. Grainger, Inc. 130 131,177
Waste Management, Inc. 537 117,984
1,343,659
Materials — 2.82%
Air Products & Chemicals, Inc. 721 178,101
Sherwin-Williams Co. (The) 421 136,417
314,518
Real Estate — 1.09%
Equinix, Inc. 159 121,819
Technology — 29.30%
Apple, Inc. 2,388 649,202
Broadcom, Inc. 1,027 355,445
Cadence Design Systems, Inc.
(a)
331 103,464
Lam Research Corp. 941 161,080
Microsoft Corp. 1,391 672,715
Monolithic Power Systems, Inc. 114 103,325
Motorola Solutions, Inc. 302 115,762
Nvidia Corp. 3,623 675,690
Oracle Corp. 504 98,235
Palantir Technologies, Inc., Class A
(a)
598 106,295
Palo Alto Networks, Inc.
(a)
582 107,204
ServiceNow, Inc.
(a)
753 115,352
3,263,769
Utilities — 2.31%
Vistra Corp. 680 109,705

Sterling Capital Hedged Equity Premium Income ETF
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
COMMON STOCKS — 97.04% - continued Shares Fair Value
Utilities — 2.31% - continued
WEC Energy Group, Inc. 1,405 $ 148,171
257,876
Total Common Stocks (Cost $10,890,246) 10,811,377
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
PURCHASED OPTIONS — 2.00%
PURCHASED PUT OPTIONS — 2.00%
SPDR S&P 500 ETF Trust 40 $ 2,727,680 $ 620.00 March 2026 $ 17,720
SPDR S&P 500 ETF Trust 40 2,727,680 620.00 June 2026 44,360
SPDR S&P 500 ETF Trust 40 2,727,680 620.00 September 2026 69,040
SPDR S&P 500 ETF Trust 40 2,727,680 620.00 December 2026 91,200
Total Purchased Put Options (Cost $238,001) 222,320
Total Purchased Options (Cost $238,001) 222,320
Total Investments — 99.04% (Cost $11,128,247) 11,033,697
Other Assets in Excess of Liabilities — 0.96% 107,119
NET ASSETS — 100.00% $ 11,140,816
(a) Non-income producing security.

Sterling Capital Hedged Equity Premium Income ETF
Schedule of Open Written Options Contracts
December 31, 2025 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
WRITTEN OPTIONS (0.56)%
WRITTEN CALL OPTIONS (0.04)%
AbbVie, Inc. (4) $ (91,396) $ 240.00 January 2026 $ (280)
Aflac, Inc. (8) (88,216) 115.00 January 2026 (160)
Air Products and Chemicals, Inc. (5) (123,510) 270.00 January 2026 (185)
Alphabet, Inc. (14) (438,200) 350.00 January 2026 (196)
Amazon.com, Inc. (15) (346,230) 260.00 January 2026 (135)
AMETEK, Inc. (4) (82,124) 220.00 January 2026 (90)
Amgen, Inc. (2) (65,462) 345.00 January 2026 (238)
Amphenol Corporation (7) (94,598) 155.00 January 2026 (70)
Apple, Inc. (16) (434,976) 300.00 January 2026 (80)
Boston Scientific Corporation (8) (76,280) 105.00 January 2026 (72)
Broadcom, Inc. (7) (242,270) 480.00 January 2026 (14)
Cadence Design Systems, Inc. (2) (62,516) 375.00 January 2026 (220)
Chubb Ltd. (2) (62,424) 325.00 January 2026 (74)
Costco Wholesale Corporation (1) (86,234) 975.00 January 2026 (13)
Darden Restaurants, Inc. (4) (73,608) 210.00 January 2026 (4)
Eli Lilly & Company (1) (107,468) 1,160.00 January 2026 (330)
Emerson Electric Company (7) (92,904) 150.00 January 2026 (35)
Equinix, Inc. (1) (76,616) 820.00 January 2026 (148)
Hartford Insurance Group, Inc.
(The) (9) (124,020) 145.00 January 2026 (117)
Home Depot, Inc. (The) (3) (103,230) 395.00 January 2026 (59)
Illinois Tool Works, Inc. (6) (147,780) 270.00 January 2026 (105)
Insulet Corporation (3) (85,272) 340.00 January 2026 (720)
Intuitive Surgical, Inc. (1) (56,636) 615.00 January 2026 (395)
Johnson & Johnson (5) (103,475) 230.00 January 2026 (15)
JPMorgan Chase & Company (8) (257,776) 340.00 January 2026 (1,064)
Lam Research Corporation (6) (102,708) 195.00 January 2026 (372)
Mastercard, Inc. (4) (228,352) 595.00 January 2026 (452)
McDonald's Corporation (2) (61,126) 330.00 January 2026 (14)
Meta Platforms, Inc. (4) (264,036) 715.00 January 2026 (344)
Microsoft Corporation (9) (435,258) 525.00 January 2026 (117)
Monolithic Power Systems, Inc. (1) (90,636) 1,160.00 January 2026 (100)
Moody's Corporation (3) (153,255) 520.00 January 2026 (1,545)
Motorola Solutions, Inc. (2) (76,664) 410.00 January 2026 (90)
Netflix, Inc. (11) (103,136) 112.00 January 2026 (33)
NVIDIA Corporation (25) (466,250) 210.00 January 2026 (650)
Oracle Corporation (3) (58,473) 250.00 January 2026 (30)
Palantir Technologies, Inc. (4) (71,100) 230.00 January 2026 (28)
Palo Alto Networks, Inc. (4) (73,680) 220.00 January 2026 (12)
Parker-Hannifin Corporation (1) (87,896) 950.00 January 2026 (240)
Procter & Gamble Company
(The) (5) (71,655) 155.00 January 2026 (35)
Republic Services, Inc. (4) (84,772) 220.00 January 2026 (340)
ServiceNow, Inc. (5) (76,595) 194.00 January 2026 (75)
Sherwin-Williams Company
(The) (3) (97,209) 350.00 January 2026 (75)

Sterling Capital Hedged Equity Premium Income ETF
Schedule of Open Written Options Contracts (continued)
December 31, 2025 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
WRITTEN OPTIONS (0.56)% (continued)
WRITTEN CALL OPTIONS (0.04)% (continued)
TJX Companies, Inc. (The) (5) $ (76,805) $ 165.00 January 2026 $ (45)
Vertiv Holdings Company (4) (64,804) 210.00 January 2026 (20)
Visa, Inc. (7) (245,497) 365.00 January 2026 (322)
Vistra Corporation (5) (80,665) 205.00 January 2026 (45)
Walmart, Inc. (7) (77,987) 125.00 January 2026 (28)
Waste Management, Inc. (4) (87,884) 230.00 January 2026 (148)
WEC Energy Group, Inc. (9) (94,914) 115.00 January 2026 (23)
Williams Companies, Inc. (The) (12) (72,132) 65.00 January 2026 (72)
WW Grainger, Inc. (1) (100,905) 1,080.00 January 2026 (100)
Total Written Call Options (Premiums
Received $39,286) (10,174)
WRITTEN PUT OPTIONS (0.52)%
SPDR S&P 500 ETF Trust (40) $(2,717,680) 480.00 March 2026 (2,520)
SPDR S&P 500 ETF Trust (40) (2,717,680) 480.00 June 2026 (10,000)
SPDR S&P 500 ETF Trust (40) (2,717,680) 480.00 September 2026 (17,840)
SPDR S&P 500 ETF Trust (40) (2,717,680) 480.00 December 2026 (26,000)
Total Written Put Options (Premiums
Received $64,506) (56,360)
Total Written Options (Premiums Received $103,792) $(66,534)